Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	ILFC Holdings, Inc.
Entity Central Index Key	0001528540
Document Type	S-1
Pre-Effective Amendment Number	5
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash, including interest bearing accounts	$ 1,975,009	$ 3,067,697
Restricted cash, including interest bearing accounts	414,807	457,053
Net investment in finance and sales-type leases, net	81,746	67,620
Flight equipment under operating leases	47,620,895	51,408,800
Less accumulated depreciation	12,118,607	12,893,421
Flight equipment under operating leases, net	35,502,288	38,515,379
Flight equipment held for sale		255,178
Deposits on flight equipment purchases	298,782	184,410
Lease receivables and other assets, net	599,734
Lease receivables and other assets, net		467,997
Derivative assets, net		60,150
Deferred debt issue costs - less accumulated amortization	288,878	232,576
Total assets	39,161,244	43,308,060
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	447,521	451,284
Current income taxes and other tax liabilities	253,600	159,611
Secured debt financing, net of deferred debt discount	9,764,631	9,556,634
Unsecured debt financing, net of deferred debt discount	13,619,641	16,997,466
Subordinated debt	1,000,000	1,000,000
Foreign currency adjustment related to foreign currency denominated debt		165,400
Derivative liabilities	31,756
Security deposits, overhaul rentals and other customer deposits	2,035,432	1,808,393
Rentals received in advance	272,205	284,115
Deferred income taxes	4,204,589	4,660,150
Commitments and contingencies
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding	100,000	100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 shares issued and outstanding	1,053,582	1,053,582
Paid-in capital	1,243,225	1,251,225
Accumulated other comprehensive (loss) income	(19,637)	(58,944)
Retained earnings	5,154,699	5,879,144
Total shareholders' equity	7,531,869	8,225,007
Total liabilities and shareholders' equity	$ 39,161,244	$ 43,308,060

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred debt issue costs, accumulated amortization (in dollars)	$ 246,082	$ 181,460
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000
Common stock, authorized shares	100,000,000	100,000,000
Common stock, shares issued	45,267,723	45,267,723
Common stock, shares outstanding	45,267,723	45,267,723
Series A
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Series B
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Cash
Interest bearing accounts (in dollars)	1,909,529	3,058,747
Restricted cash
Interest bearing accounts (in dollars)	414,807	402,373
Secured Debt
Deferred debt discount (in dollars)	17,452	22,309
Unsecured Debt
Deferred debt discount (in dollars)	$ 39,128	$ 47,977

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES AND OTHER INCOME:
Rental of flight equipment	$ 4,454,405	$ 4,726,502	$ 4,928,253
Flight equipment marketing and gain on aircraft sales	14,348	10,637	12,966
Interest and other income	57,910	61,741	55,973
Total revenues and other income	4,526,663	4,798,880	4,997,192
EXPENSES:
Interest	1,569,468	1,567,369	1,365,490
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	9,808	47,787	(21,450)
Depreciation of flight equipment	1,864,735	1,963,175	1,968,981
Aircraft impairment charges on flight equipment held for use	1,567,180	1,110,427	50,884
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	170,328	552,762	35,448
Loss on extinguishment of debt	61,093
Flight equipment rent	18,000	18,000	18,000
Selling, general and administrative	238,106	212,780	196,675
Other expenses	61,924	91,216
Total expenses	5,560,642	5,563,516	3,614,028
INCOME (LOSS) BEFORE INCOME TAXES	(1,033,979)	(764,636)	1,383,164
Provision (benefit) for income taxes	(310,078)	(268,968)	495,989
NET INCOME (LOSS)	$ (723,901)	$ (495,668)	$ 887,175

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET INCOME (LOSS)	$ 17,592	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ (389,090)	$ (153,736)	$ 108,894	$ (61,736)	$ 339,666	$ (736,377)	$ (723,901)	$ (495,668)	$ 887,175
OTHER COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, net of taxes	1,653		15,620							4,346	35,983	39,713	79,006	29,583
Change in unrealized appreciation on securities available for sale, net of taxes and net of reclassification adjustments	362		(81)							350	(292)	(406)	256	276
Total other comprehensive income	2,015		15,539							4,696	35,691	39,307	79,262	29,859
COMPREHENSIVE INCOME (LOSS)	$ 19,607		$ (864,002)							$ 344,362	$ (700,686)	$ (684,594)	$ (416,406)	$ 917,034

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax effect	$ (904)	$ (8,411)	$ (2,216)	$ (19,375)	$ (21,384)	$ (42,542)	$ (15,929)
Change in unrealized appreciation on securities available for sale, tax	$ 0	$ 44	$ 5	$ 158	$ 219	$ (138)	$ (149)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total	Market Auction Preferred Stock	Common Stock	Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Comprehensive (Loss) Income
Balance at Dec. 31, 2008		$ 7,738,580	$ 100,000	$ 1,053,582	$ 1,245,095	$ (168,065)	$ 5,507,968
Balance (in shares) at Dec. 31, 2008			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(3,830)					(3,830)
Comprehensive (loss) Income:
Net income (loss)		887,175					887,175	887,175
Other comprehensive (loss) income:
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments		29,583				29,583		29,583
Change in unrealized appreciation securities available-for-sale, net of taxes and net of reclassification adjustments		276				276		276
COMPREHENSIVE INCOME (LOSS)		917,034						917,034
Other	[1]	3,305			3,305
Balance at Dec. 31, 2009		8,655,089	100,000	1,053,582	1,248,400	(138,206)	6,391,313
Balance (in shares) at Dec. 31, 2009			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(601)					(601)
Retained earnings adjustment (Deconsolidation of VIEs)		(15,900)					(15,900)
Comprehensive (loss) Income:
Net income (loss)		(495,668)					(495,668)	(495,668)
Other comprehensive (loss) income:
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments		79,006				79,006		79,006
Change in unrealized appreciation securities available-for-sale, net of taxes and net of reclassification adjustments		256				256		256
COMPREHENSIVE INCOME (LOSS)		(416,406)						(416,406)
Other	[1]	2,825			2,825
Balance at Dec. 31, 2010		8,225,007	100,000	1,053,582	1,251,225	(58,944)	5,879,144
Balance (in shares) at Dec. 31, 2010			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(544)					(544)
Comprehensive (loss) Income:
Net income (loss)		(723,901)					(723,901)	(723,901)
Other comprehensive (loss) income:
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments		39,713				39,713		39,713
Change in unrealized appreciation securities available-for-sale, net of taxes and net of reclassification adjustments		(406)				(406)		(406)
COMPREHENSIVE INCOME (LOSS)		(684,594)						(684,594)
Other	[1]	(8,000)			(8,000)
Balance at Dec. 31, 2011		$ 7,531,869	$ 100,000	$ 1,053,582	$ 1,243,225	$ (19,637)	$ 5,154,699
Balance (in shares) at Dec. 31, 2011			1,000	45,267,723

[1]	We recorded $(8,000) during 2011, $2,825 during 2010 and $3,305 during 2009 for compensation expenses, debt issue cost and other expenses paid by AIG on our behalf for which we were not required to pay.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Net changes in fair value of cash flow hedges, taxes	$ (21,384)	$ (42,542)	$ (15,929)
Change in unrealized appreciation securities available for sale, tax	219	(138)	(149)
Compensation expenses, debt issue cost and other expenses	$ (8,000)	$ 2,825	$ 3,305

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OPERATING ACTIVITIES:
Net income (loss)	$ (723,901)		$ (495,668)		$ 887,175
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	1,864,735		1,963,175		1,968,981
Deferred income taxes	(468,329)		(312,461)		382,681
Derivative instruments	(117,396)		252,254		(57,141)
Foreign currency adjustment of non-US$ denominated debt	104,800		(200,320)		114,620
Amortization of deferred debt issue costs	64,174		56,227		40,232
Amortization of debt discount	13,706		11,968		9,363
Amortization of prepaid lease cost	63,369		47,809		51,899
Aircraft impairment charges and fair value adjustments	1,737,508		1,663,189		86,332
Lease expenses related to aircraft sales	(3,249)		91,217
Forfeitures of customer deposits	(14,178)		(7,951)		(6,912)
Provision for credit losses on notes receivable and net investment in finance and sales-type leases	44,986		19,511
Other	(50,696)	[1]	(29,955)	[1]	(24,811)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	5,910		64,111		(43,288)
Accrued interest and other payables	(33,373)		119,391		(59,274)
Current income taxes and other tax liabilities	93,989		78,687		48,841
Tax benefit sharing payable to AIG			(85,000)
Rentals received in advance	(13,896)		(22,388)		15,193
Net cash provided by operating activities	2,568,159		3,213,796		3,413,891
INVESTING ACTIVITIES:
Acquisition of flight equipment	(377,037)		(240,320)		(2,577,410)
Payments for deposits and progress payments	(158,932)		(61,085)		(40,444)
Proceeds from disposal of flight equipment	296,384		2,123,581		212,492
Acquisition of AeroTurbine, net of cash acquired	(138,225)
Restricted cash	42,336		(141,897)		(315,156)
Collections of notes receivable	45,543		72,015		15,999
Collections of finance and sales-type leases	14,958		32,928		101,170
Other	(6,225)		(5,370)		(10)
Net cash (used in) provided by investing activities	(281,198)		1,779,852		(2,603,359)
FINANCING ACTIVITIES:
Net change in commercial paper					(1,752,000)
Loan from AIG					3,900,000
Proceeds from / Repayment of loan			(3,909,567)
Proceeds from debt financing	4,571,526		9,704,094		1,394,868
Payments in reduction of debt financing, net of foreign currency swap settlements	(8,054,223)		(7,989,514)		(6,388,347)
Debt issue costs	(121,777)		(189,376)		(49,350)
Payment of common and preferred dividends	(544)		(601)		(3,830)
Security and rental deposits received	104,895		193,831		79,452
Security and rental deposits returned	(99,421)		(52,367)		(58,280)
Transfers of security and rental deposits on sales of aircraft	(19,392)		(168,209)		(9,540)
Overhaul rentals collected	547,514		500,701		346,966
Overhaul rentals reimbursed	(350,744)		(313,974)		(383,577)
Transfer of overhaul rentals on sales of aircraft	(18,623)		(96,114)		(4,234)
Net change in other deposits	60,576		60,147		67,609
Net cash used in financing activities	(3,380,213)		(2,260,949)		(2,860,263)
Net increase (decrease) in cash	(1,093,252)		2,732,699		(2,049,731)
Effect of exchange rate changes on cash	564		(1,913)		694
Cash at beginning of period	3,067,697		336,911		2,385,948
Cash at end of period	1,975,009		3,067,697		336,911
Cash paid during the year for:
Interest, excluding interest capitalized	1,625,905		1,373,045		1,370,585
Income taxes, net	$ 64,261	[2]	$ 15,519		$ 13,754

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (item, USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS
Interest capitalized	$ 6,539,000	$ 10,360,000
Tax liability paid to AIG	10,100,000
Cash Flow, Noncash Investing and Financing Activities
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	36,799,000	419,937,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon part-out of an aircraft	60,780,000
Flight equipment under operating leases transferred to Flight equipment held for sale	2,236,055,000
Flight equipment under operating leases transferred to Flight equipment held for sale and subsequently sold	1,992,507,000
Net investment in finance leases transferred to Flight equipment under operating leases	192,161,000
Number of aircraft converted into sales-type leases	2
Aircraft net book values converted	66,581,000
Aircraft net book values converted into sales-type leases, aggregate amount	30,230,000
Aircraft net book values converted into sales-type leases, amount charged to income	36,351,000
Proceeds receivable from loss of aircraft	10,400,000	33,223,000
Number of aircraft with loss	2
Number of aircraft reclassified as sales-type leases		3
Aircraft reclassified as sales-type leases		59,130,000
Aircraft net book value reclassified to Lease receivables and other assets		23,787,000
Overhaul reserves reclassified to Lease receivables and other assets		6,891,000
Aircraft net book value reclassified		10,521,000
Aircraft net book value reclassified to Lease receivables and other assets		2,400,000
Aircraft net book value reclassified to Lease receivables and other assets, amount charged to income		7,366,000
Security deposits on aircraft, overhauls and other reclassified to Deposits on flight equipment purchases		5,335,000
Reduction in certain credits from aircraft and engine manufacturers		$ 742,000

Basis of Preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Preparation
Basis of Preparation

A. Basis of Preparation

        ILFC is an indirect wholly-owned subsidiary of AIG. AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.

        As of December 31, 2011, ILFC has elected to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC.

        The condensed, consolidated financial statements and financial information of ILFC previously reported for the three months and nine months ended September 30, 2011, are not directly comparable to the condensed, consolidated financial statements and financial information of ILFC included in this report as a result of the above-mentioned change in accounting principle. The differences relate to basis differences in flight equipment under operating leases which affect depreciation expense, aircraft impairment charges and fair value adjustments, flight equipment marketing and gain on aircraft sales, tax provisions, and net income. The impact of this adoption on ILFC's statement of income for the three months and nine months ended September 30, 2011, is presented below.

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	$468,096	$466,334	$1,380,316	$1,375,745
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	10,085	9,945	157,210	158,332
Aircraft impairment charges on flight equipment held for use	1,448,914	1,515,343	1,448,914	1,521,881
Loss before income taxes	(1,272,426)	(1,336,954)	(1,049,008)	(1,118,526)
Income tax benefit	(434,741)	(457,413)	(357,724)	(382,149)
Net loss	(837,685)	(879,541)	(691,284)	(736,377)

        The accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with GAAP for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, condensed, consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note N—Variable Interest Entities for further discussions on VIEs. All material intercompany accounts have been eliminated in consolidation.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Certain reclassifications have been made to the 2011 unaudited, condensed, consolidated financial statements to conform to the 2012 presentation. Operating results for the nine months ended September 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011.

Organization:    International Lease Finance Corporation's (the "Company," "ILFC," "management," "we," "our," "us") primary business operation is to acquire new commercial aircraft from aircraft manufacturers and other parties and lease those aircraft to airlines throughout the world. We also lease engines and sell aircraft and engine parts. In addition, we provide fleet management services to investors and/or owners of aircraft portfolios for a management fee and offer supply chain solutions to our customers. At times, we sell aircraft or engines from our leased aircraft fleet to other leasing companies, financial services companies, and airlines. We provide part-out and engine leasing services through our AeroTurbine subsidiary. We have also provided asset value guarantees and a limited number of loan guarantees to buyers of aircraft or to financial institutions for a fee. We execute our leasing, financing, and parts and supply chain solutions operations through a variety of subsidiaries and Variable Interest Entities ("VIEs") that are consolidated in our financial statements. In terms of the number and value of transactions concluded, we are a major owner-lessor of commercial jet aircraft.

        Parent Company:    ILFC is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is primarily engaged in a broad range of insurance and insurance-related activities in the United States of America ("U.S.") and abroad. AIG's primary activities include both general and life insurance and retirement services operations. Other significant activities include financial services.

Note A—Basis of Preparation

        ILFC was acquired by AIG in 1990. When AIG purchased ILFC, in accordance with the purchase accounting method under GAAP, AIG established a new basis for ILFC's assets and liabilities in AIG's consolidated financial statements based on the fair value of ILFC's assets and liabilities at the time of the acquisition. Following the acquisition, ILFC continued to issue its separate standalone financial statements, and did not "push down" the new basis for its assets and liabilities established by AIG at the time of the acquisition. Instead, ILFC maintained its historical basis in its assets and liabilities. The reporting basis for ILFC's assets and liabilities included in the consolidated financial statements of AIG therefore was different from the reporting basis for ILFC's assets and liabilities included in ILFC's previously reported separate standalone financial statements. In contemplation of a potential future partial or complete divestiture of ILFC by AIG, ILFC has elected, for all periods presented, to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC.

        The consolidated financial statements and financial information of ILFC reported prior to this Form 10-K are not directly comparable to the financial statements and financial information of ILFC included in this report as a result of the above-mentioned change in accounting principle. The differences relate to basis differences in flight equipment under operating leases which affect accumulated depreciation and related depreciation expense, aircraft impairment charges and fair value adjustments, flight equipment marketing and gain on aircraft sales, interest and other income, deferred taxes and related tax provisions, net income, paid-in capital, retained earnings and total shareholders' equity. The impact of this adoption on ILFC's consolidated balance sheets and statements of operations at and for the years ended December 31, 2010 and 2009 is presented below.

	2010		2009
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Consolidated Balance Sheets
Flight equipment under operating leases	$51,646,586	$51,408,800	$57,718,323	$58,020,001
Accumulated depreciation	13,120,421	12,893,421	13,788,522	13,928,218
Total flight equipment under operating leases	38,526,165	38,515,379	43,929,801	44,091,783
Total assets	43,318,846	43,308,060	45,967,042	46,129,024
Deferred income taxes	4,663,939	4,660,150	4,881,558	4,938,627
Paid-in capital	606,367	1,251,225	603,542	1,248,400
Retained earnings	6,530,999	5,879,144	6,931,258	6,391,313
Total shareholders' equity	8,232,004	8,225,007	8,550,176	8,655,089
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales	10,637	10,637	15,536	12,966
Revenue and other income	61,741	61,741	58,209	55,973
Depreciation of flight equipment	1,954,883	1,963,175	1,959,448	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	550,034	552,762	34,730	35,448
Aircraft impairment charges on flight equipment held for use	948,679	1,110,427	52,938	50,884
(Loss) income before taxes	(591,868)	(764,636)	1,396,167	1,383,164
(Benefit) provision for income taxes	(208,110)	(268,968)	500,538	495,989
Net (loss) income	$(383,758)	$(495,668)	$895,629	$887,185

        The accompanying consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note S—Variable Interest Entities for discussions of VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the year ended December 31, 2011 include out of period adjustments related to prior years, which increased pre-tax income by $13.7 million, net. The out of period adjustments relate primarily to (i) forfeiture of share based deferred compensation awards for certain employees who terminated their employment with us in 2010 and (ii) the extension of deferred debt issue costs and debt discount amortization related to our subordinated debt from the scheduled call dates until the ultimate maturity date of December 21, 2065. The tax provision for the year ended December 31, 2011, includes a $6.9 million cumulative out of period adjustment relating to state deferred income taxes for Florida and Alabama that previously were not properly accrued for.

        Results for the year ended December 31, 2010, include out of period adjustments related to prior years, which decreased pre-tax income by $56.2 million. The out of period adjustments related to (i) the depreciable lives of overhaul costs that were incurred by ILFC directly over the period from 2003 to 2010, and (ii) certain pension costs under a non-qualified plan covering certain ILFC employees for the service period from 1996 to 2010.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements are not materially misstated.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2010 and 2009 Consolidated Statements of Operations and Statements of Cash Flows to conform to our 2011 presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note B—Summary of Significant Accounting Policies

        Principles of Consolidation:    The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the primary beneficiary ("PB"). Prior to January 1, 2010, the PB of a VIE was defined as the party with a variable interest in an entity that absorbs the majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both. On January 1, 2010, a new accounting standard became effective that changed the PB to the enterprise that has the power to direct the activities of a VIE that most significantly affect the entity's economic performance, in addition to looking at which party absorbs losses and has the right to receive benefits. See Note S—Variable Interest Entities.

        Variable Interest Entities:    We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; (iv) ; and (v) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) purposes and interests of all parties involved. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

        Lease Revenue:    We lease flight equipment principally under operating leases and recognize rental revenue ratably over the life of the lease. The difference between the rental revenue recognized and the cash received under the provisions of our leases is included in Lease receivables and other assets on our Consolidated Balance Sheets. Past-due rental revenue is recognized on the basis of management's assessment of collectability. Management monitors all lessees that are behind in lease payments and evaluates lessee operational and financial issues to determine the amount of rental revenue to recognize for past due amounts. Our customers make lease payments in advance and we generally recognize rental revenue only to the extent we have received payments or hold security deposits. In certain cases, leases provide for additional rental revenue based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. A cycle is defined as one take-off and landing. The usage is typically reported monthly by the lessee. Rental revenue received under the lease agreements, but unearned, is included in Rentals received in advance on our Consolidated Balance Sheets.

        Lease revenues from the rental of flight equipment are reduced by the amortization of lease incentives, which primarily consist of our maintenance contributions to lessees in connection with the lease of used aircraft. Lease revenues from the rental of flight equipment are also reduced by payments received directly by us or by our customers from the aircraft and engine manufacturers.

        Overhaul Rentals:    Under the provisions of our leases, lessees are responsible for maintenance and repairs, including major maintenance (overhauls) over the term of the lease. Under the provisions of many of our leases, we receive overhaul rentals based on the usage of the aircraft, calculated based on number of hours or cycles operated. The usage is typically reported monthly by the lessee. For certain airframe and engine overhauls incurred by our lessees, we reimburse the lessee for costs up to, but not exceeding, related overhaul rentals that the lessee has paid to us.

        We recognize overhaul rentals received as revenue, net of estimated overhaul reimbursements. We estimate expected overhaul reimbursements during the life of the lease, which requires significant judgment. Management determines the reasonableness of the estimated future overhaul reimbursement rate considering quantitative and qualitative information including (i) changes in historical pay-out rates from period to period; (ii) trends in reimbursements made; (iii) trends in historical pay-out rates for expired leases; (iv) future estimates of pay-out rates on leases scheduled to expire in the near term; (v) changes in our business model and portfolio strategies and (vi) other factors affecting the future pay-out rates that may occur from time to time. Changes in the expected overhaul reimbursement estimate result in an adjustment to the cumulative deferred overhaul rental balance sheet amount, which is recognized in current period results. If overhaul reimbursements are different than our estimates, or if estimates of future reimbursements change, there could be a material impact on our results of operations in a given period. Except as disclosed under Capitalized Major Maintenance Costs and Lease Incentive Costs, we generally do not contribute to the cost of overhauls when we do not receive overhaul rentals. In connection with a lease of a used aircraft, we do, however, generally agree to contribute to the first major maintenance event the lessee incurs during the lease. At the time we pay the agreed upon maintenance contribution, we record the contribution against the overhaul rental deposits to the extent we have received overhaul rentals from the lessee, or against return condition deficiency deposits to the extent we have received such deposits from the prior lessee. We capitalize any amount of the actual maintenance contributions in excess of the overhaul rental deposits and payments received from lessees for deficiencies in return conditions as lease incentives and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

        Capitalized Major Maintenance Costs:    When an aircraft is repossessed or when a lessee defaults on its lease obligations, we may be required to perform major maintenance on the aircraft. In these instances, if we have not received sufficient overhaul rentals under the lease, we capitalize the costs of the overhaul, to the extent that those costs meet the recognition criteria of an asset, and amortize those costs over the period until the next estimated overhaul event.

        Return Condition Payments:    We may receive payments from our lessees at the conclusion of a lease, rather than requiring the lessee to make the required repairs to meet return conditions. These return condition payments are generally negotiated to facilitate an efficient return of the aircraft, which generally causes the aircraft to be delivered to the next lessee in a condition less than anticipated in the lease negotiations. The return condition payments are initially recognized as a reserve for aircraft costs deferred liability on our Consolidated Balance Sheets. Any reserve for aircraft cost deferred liability amounts in excess of the follow-on lease commitments are recognized as revenue once the estimate of the follow-on commitment has been determined or when the work has been performed.

        In the event we do not receive return condition payments from a prior lessee, or the return condition payment is not sufficient to cover a follow-on commitment, and we agree to reimburse a lessee for certain future maintenance costs, we capitalize and amortize those costs as a reduction of lease revenue over the term of the lease.

        Lease Incentive Costs:    Amounts paid by us to lessees or other parties in connection with the lease transactions, including contributions to the lessee's first major maintenance event, in excess of overhauls received and return condition payments received, and lessee specific aircraft cabin modifications are capitalized as lease incentive costs and amortized over the term of the lease as a reduction of lease revenue.

        Flight Equipment Marketing and Gain on Aircraft Sales:    Flight equipment marketing consists of gains generated from the sale of flight equipment and commissions generated from the leasing and sales of managed aircraft. Flight equipment sales are recognized when substantially all of the risks and rewards of ownership have passed to the new owner. Retained lessee obligations, if any, are recognized as reductions to Flight equipment marketing gain at the time of the sale.

        Cash:    We consider cash and cash equivalents with original maturity dates of 90 days or less to be cash on hand and highly liquid investments. At December 31, 2011 and 2010, respectively, cash and cash equivalents consisted of cash on hand and time deposits.

        Restricted Cash:    Restricted cash consists of segregated security deposits, maintenance reserves, and rental payments related to aircraft funded under the 1999 and 2004 ECA facilities and proceeds from certain secured financings that becomes available to us as we transfer collateral to certain subsidiaries created to hold the aircraft serving as collateral, for such indebtedness. See Note K—Debt Financing.

        Foreign Currency:    Assets and liabilities denominated in foreign currencies are translated into US dollars using the exchange rates at the balance sheet date. Foreign currency transaction gains or losses are translated into US dollars at the transaction date.

        Flight Equipment under Operating Leases:    Flight equipment under operating leases is stated at cost. Purchases, major additions and modifications and interest on deposits during the construction phase are capitalized. We generally depreciate passenger aircraft using the straight-line method over a 25-year life from the date of manufacture to a 15% residual value. When we change the useful lives or residual values of our aircraft, we adjust our depreciation rates on a prospective basis.

        Based on the annual impairment assessment performed in the third quarter of 2011, we changed the estimated useful life of 140 out of production aircraft or aircraft impacted by new technology developments and changed the residual values of 127 such aircraft. In addition, we changed the useful lives of our ten freighter aircraft from 35 to 25 years. In the fourth quarter of 2011, we began to depreciate these aircraft over the remaining revised useful lives, utilizing the revised residual values, as applicable.

        Vendor Payments:    As part of the purchase of new aircraft, aircraft engines, and related equipment we will often obtain payments from our vendors in the form of cash and other consideration ("Vendor Payments"). Generally, Vendor Payments are recognized as a reduction in the purchase price of aircraft, unless facts and circumstances indicate that the Vendor Payment was provided as compensation for a service provided or a reimbursement of costs incurred by us to sell the vendor's products.

        Impairments on Flight Equipment Held for Use:    Management evaluates quarterly the need to perform a recoverability assessment of held for use aircraft considering the requirements under GAAP and performs this assessment at least annually for all aircraft in our fleet. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable, which may require us to change our assumptions related to future estimated cash flows. These events or changes in circumstances consider potential sales, changes in contracted lease terms, changes in the status of a lease, including re-lease or not subject to lease, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Economic and market circumstances include the risk factors affecting the airline industry.

        The undiscounted cash flows used in the recoverability assessment consist of cash flows from currently contracted leases, future projected lease cash flows, including contingent rentals and an estimated disposition value, as appropriate, for each aircraft. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of our recurring recoverability assessment process, we update the critical and significant assumptions used in the recoverability assessment, including projected lease rates and terms, residual values, overhaul rental realization and aircraft holding periods. In updating these critical and significant assumptions for 2011, we considered (i) current and future expectations of the global demand for a particular aircraft type; (ii) the impact of fuel price volatility and higher average fuel prices; (iii) the growing impact of new technology aircraft; (iv) the higher production rates sustained by manufacturers for more fuel-efficient newer generation aircraft during the recent economic downturn; (v) the unfavorable impact of low rates of inflation on aircraft values; (vi) current market conditions and future industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; (vii) decreasing number of lessees for older aircraft; (viii) new end-of-life management capabilities resulting from our acquisition of AeroTurbine; and (ix) events occurring subsequent to our balance sheet date that affected the value of our fleet. In the event that an aircraft does not meet the recoverability assessment, the aircraft will be re-measured to fair value in accordance with our Fair Value Policy resulting in an impairment charge. Our Fair Value Policy is described below under "—Fair Value Measurements." Impairment charges recognized related to our fleet held for use are classified in Selling, general and administrative, or if material, are presented separately on our Statements of Operations.

        Flight Equipment Held for Sale:    We classify aircraft as Flight equipment held for sale when all the criteria under GAAP are met. Aircraft classified as Flight equipment held for sale are recognized at the lower of their carrying amount or estimated fair value less estimated costs to sell. If the carrying value of the aircraft exceeds its estimated fair value, then a fair value adjustment is recognized in Selling, general and administrative, or if material, presented separately on our Consolidated Statements of Operations.

        Management uses judgment in evaluating these criteria. Due to the significant uncertainties of potential sale transactions, the held for sale criteria generally will not be met unless the aircraft is subject to a signed sale agreement, or management has made a specific determination and obtained appropriate approvals to sell a particular aircraft or group of aircraft. At the time aircraft are sold, or classified as Flight equipment held for sale, the cost and accumulated depreciation are removed from the related accounts and we cease recognizing depreciation expense.

        We designate an aircraft for part-out when the aircraft is subject to an executed consignment agreement. At that time we reclassify the aircraft from Flight equipment under operating leases to Lease receivables and other assets at the lower of their carrying amount or estimated fair value less estimated costs to sell. At the time aircraft are classified as parts inventory and recorded in Lease receivables and other assets, the cost and accumulated depreciation are removed from the related accounts.

        Investment in finance and sales-type leases:    If a lease meets specific criteria under GAAP at the inception of the lease, then we recognize the lease as a Net investment in finance and sales-type lease on our Consolidated Balance Sheets. For sales-type leases we de-recognize the aircraft from our Consolidated Balance Sheets and recognize the difference of the aircraft carrying value and the Net investment in finance and sales-type leases as a gain or loss in our Consolidated Statements of Operations. The amounts recognized for finance and sales-type leases consist of lease receivables, plus the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. The unearned income is recognized as Interest and other income in our Consolidated Statements of Operations over the lease term in a manner that produces a constant rate of return on the Net investment in finance and sales-type lease.

        Allowance for Credit Losses:    An allowance for credit losses is established if there is evidence that we will be unable to collect all amounts due according to the original contractual terms of the Net investment in finance and sales-type receivables and notes receivable ("Financing Receivables"). Financing Receivables comprise net investment in finance and sales-type leases recognized at the gross investment in the lease, less unearned income, and notes receivable recognized at cost. The allowance for credit losses is reported as a reduction of the Financing Receivables carrying value on the Consolidated Balance Sheets. Additions to the allowance for credit losses are recognized in our Consolidated Statements of Operations in Selling, general and administrative expenses, or separately in Other expenses, if material.

        Collectability of Financing Receivables is evaluated periodically and on an individual note and customer level. Notes receivables are considered impaired when we determine that it is probable that we will not be able to collect all amounts due according to the original contractual terms. Individual credit exposures are evaluated based on the realizable value of any collateral, and payment history. The estimated recoverable amount is the value of the expected future cash flows, including amounts that may be realized from the value of the collateral. Allowances for specific credit losses are established for the difference between the carrying amount and the estimated recoverable amount. The accrual of interest income based on the original terms of the Notes receivable is discontinued based on the facts and circumstances of the individual credit exposure, and any future interest income is recognized based on cash receipts. Any subsequent changes to the amounts and timing of the expected future cash flows compared with the prior estimates result in a change in the allowance for credit losses and are charged or credited to Selling general and administrative expense. An allowance is generally reversed only when cash is received in accordance with the original contractual terms of the note. A write-off of the Notes receivable is made when all hope of recoverability has been abandoned or amounts have been forgiven. Write-offs are charged against previously established allowances for credit losses. Recoveries in part or in full of amounts previously written off are credited to credit loss expense.

        The evaluation of the collectability of the finance and sales-type leases considers the credit of the lessee and the value of the underlying aircraft.

        Capitalized Interest:    We borrow funds to finance progress payments for the construction of flight equipment ordered. We capitalize the interest incurred on such borrowings. This amount is calculated using our composite borrowing rate and is included in the cost of the flight equipment.

        Deferred Debt Issue Costs and Debt Discounts and Premiums:    We incur costs in connection with issuing debt. These costs are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. In the event that we issue debt at a discount or premium, we amortize the amount of discount or premium over the life of the debt using the effective interest method.

        Derivative Financial Instruments:    We employ a variety of derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on our Consolidated Balance Sheets at fair value. AIG Markets, Inc., a related party, is the counterparty to all our interest swaps and foreign currency swaps. We apply either fair value or cash flow hedge accounting when transactions meet specified criteria for hedge accounting treatment. If the derivative does not qualify for hedge accounting, the gain or loss is immediately recognized in earnings. If the derivative qualifies for hedge accounting and is designated and documented as a hedge, changes in fair value of the hedge are either recognized in income along with the change in fair value of the item being hedged for fair value hedges, or recognized in Accumulated other comprehensive income ("AOCI") to the extent the hedge is effective for cash flow hedges. We have elected to classify the cash flows from derivative instruments that have been designated as fair value or cash flow hedges in accordance with GAAP in the same category as the cash flows from the items being hedged.

        At the time the derivative is designated as a hedge, we formally document the relationship between hedging instrument and hedged item including risk management objectives and strategies for undertaking the hedge transactions. This includes linking the derivative designated as a fair value, a cash flow, or a foreign currency hedge to a specific asset or liability on the balance sheet. We also assess both at the hedge's inception and on an ongoing basis whether the hedge has been and is expected to be highly effective in offsetting changes in the fair value or cash flow of hedged item. We use the "hypothetical derivative method" when we assess the effectiveness of a hedge. When it is determined that a hedge is not or has ceased to be highly effective as a hedge, we discontinue hedge accounting, as discussed below.

        We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate.

        In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting for cash flow hedges is amortized into income over the remaining life of the derivative contract.

        Inventory:    Our inventory consists primarily of engine and airframe parts and rotable and consumable parts and is included in Lease receivables and other assets on our 2011 Consolidated Balance Sheet. We value our inventory at the lower of cost or market. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and bulk inventory purchases. Costs are allocated using the relationship of the cost of the engine, aircraft or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale, this ratio is applied to the sales price of each individual part to determine its cost. We evaluate this ratio based on periodic analysis and if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is zero.

        Goodwill and Other Acquired Intangible Assets:    As a result of our acquisition of AeroTurbine, we recognized goodwill and other intangible assets. Goodwill represents the excess of the cost of the fair value of the acquired business over the net of the fair value of identifiable assets acquired. Goodwill is not amortized, but is subject to impairment testing annually or more often when events or circumstances indicate that it is more likely than not it is impaired. We amortize the cost of other acquired intangible assets over their estimated useful lives on a straight-line basis. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. Goodwill and other acquired intangible assets are included in Lease receivables and other assets on our 2011 Consolidated Balance Sheet.

        Other Comprehensive Income (Loss):    We report gains and losses associated with changes in the fair value of derivatives designated as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale" in comprehensive income or loss.

        Guarantees:    We recognize the guarantee fee paid to us as the initial carrying value of the guarantee which is included in Accrued interest and other payables on our Consolidated Balance Sheets. Since the amount received represents the market rate that would be charged for similar agreements, management believes that the carrying value approximates the fair value of these instruments at the date of issuance of the guarantee. The fee received is amortized into Flight equipment marketing and gain on aircraft sales over the guarantee period. When it becomes probable that we will be required to perform under a guarantee, we cease recognition of the guarantee fee income and accrue a liability, if it is reasonably estimable, measured as the shortfall between the fair value and the guaranteed value of the aircraft. We reverse the liability only when there is no further exposure under the guarantee. See Note R—Commitments and Contingencies for more information on guarantees.

        Fair Value Measurements:    Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note T—Fair Value Measurements for more information on fair value.

        Income Taxes:    ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Our provision for federal income taxes is calculated on a separate return basis, adjusted to give recognition to the effects of net operating losses, foreign tax credits and other tax benefits to the extent we estimate that they would be realizable in AIG's consolidated federal income tax return. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate standalone taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis). To the extent the benefit of a net operating loss is not utilized in AIG's consolidated federal income tax return, AIG reimburses us upon the expiration of the loss carry-forward period as long as we are still included in AIG's consolidated federal income tax return and the benefit would have been utilized if we had filed a separate consolidated federal income tax return. Our provision for state income taxes includes California, in which we file with AIG using the unitary apportionment factors, and certain other states, in which we file separate tax returns.

        We calculate our provision for income taxes using the asset and liability method. This method considers the future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities measured using currently enacted tax rates. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

        Stock-based Compensation:    We participate in AIG's share-based payment and liability award programs and our share of the calculated costs is allocated to us by AIG. Compensation expense is recognized over the period during which an employee is required to provide service in exchange for the share-based payment. See Note Q—Employee Benefit Plans.

  Recent Accounting Pronouncements:

        We adopted the following accounting standards during 2011:

  A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

        In April 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring and requires additional disclosures about a creditor's troubled debt restructuring activities. The new standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. We adopted the standard in the third quarter of 2011. The standard requires us to apply the guidance retrospectively for all modifications and restructuring activities that have occurred since January 1, 2011. For receivables that are considered newly impaired under the guidance, the standard requires us to measure the impairment of those receivables prospectively. This standard does not apply to the initial restructuring of an operating lease. In addition, the standard requires us to provide disclosures about troubled debt restructuring activities. The adoption of this standard had no effect on our financial position, results of operations or cash flows because we have not had any troubled debt restructurings during 2011.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective on January 1, 2012, and is required to be applied retrospectively. Early adoption is permitted. We elected early adoption of this standard, and, as a result, incorporated the two-statement approach to present comprehensive income.

  Future Application of Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments measured on a net asset value basis and certain disclosure requirements.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recognized at fair value. While many of the amendments to GAAP are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        The new standard will be effective for us for interim and annual periods beginning on January 1, 2012. If different fair value measurements result from applying the new standard, we will recognize the difference in the period of adoption as a change in estimate. The new disclosure requirements must be applied prospectively. In the period of adoption, we will disclose any changes in valuation techniques and related inputs resulting from application of the amendments and quantify the total effect, if material. We are assessing the effect of the new standard on our consolidated statements of financial position, results of operations and cash flows.

  Testing Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two-step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. ILFC will adopt the new standard in conjunction with its annual goodwill impairment test to be performed for the year ended December 31, 2012. The adoption of the new standard will not affect ILFC's consolidated financial condition, results of operations or cash flows.

        We adopted the following accounting standards during 2010:

  Accounting for Transfers of Financial Assets

        In June 2009, the Financial Accounting Standards Board ("FASB") issued an accounting standard addressing transfers of financial assets that, among other things, removes the concept of a qualifying special-purpose entity ("QSPE") from the FASB Accounting Standards Codification ("ASC") and removes the exception from applying the consolidation rules to QSPEs. The new standard was effective for interim and annual periods beginning on January 1, 2010. Earlier application was prohibited. The adoption of the new standard had no effect on our consolidated financial position, results of operations, or cash flows, as we are not involved with any QSPEs.

  Consolidation of Variable Interest Entities

        In June 2009, the FASB issued an accounting standard that amended the rules addressing the consolidation of VIEs, with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity that are potentially significant to the VIE. The new standard also requires enhanced financial reporting by enterprises involved with VIEs. The new standard was effective for interim and annual periods beginning on January 1, 2010, with earlier application prohibited. We determined that we were not involved with any VIEs that were not previously consolidated and had to be consolidated as a result of the adoption of this standard. However, we determined that we do not control the activities that significantly impact the economic performance of ten of the VIEs that were previously consolidated. Accordingly, on January 1, 2010, we deconsolidated these entities and we removed from our consolidated balance sheet Assets of VIEs and Liabilities of VIEs of $79.7 million and $6.5 million, respectively. The assets and liabilities of these entities were previously reflected on our Consolidated Balance Sheet at December 31, 2009. As a result of the adoption of this standard, we recognized a $15.9 million charge, net of tax, to beginning retained earnings on January 1, 2010. See Note S—Variable Interest Entities.

  Subsequent Events

        In February 2010, the FASB amended a previously issued accounting standard to require all companies that file financial statements with the SEC to evaluate subsequent events through the date the financial statements are issued. The standard was further amended to exempt these companies from the requirement to disclose the date through which subsequent events have been evaluated. This amendment was effective for us for interim and annual periods ending after June 15, 2010. Because this new standard only modifies disclosures, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

  Disclosures of the Credit Quality of Financing Receivables and the Allowance for Credit Losses

        In July 2010, the FASB issued an accounting standards update to require enhanced, disaggregated disclosures regarding the credit quality of Financing Receivables and the allowance for credit losses. The update is effective for interim and annual reporting periods ending on or after December 15, 2010. Because this update only modifies disclosure requirements, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

        We adopted the following accounting standards during 2009:

        Business Combinations:    In December 2007, the FASB issued an accounting standard that changed the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations; requiring an acquirer to recognize 100% of the fair value of certain assets acquired, liabilities assumed, and non-controlling (i.e., minority) interests; and recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, among other changes. We adopted the new standard for business combinations for which the acquisition date is on or after January 1, 2009. Our adoption of this guidance did not have any effect on our consolidated financial position, results of operations or cash flows, but may have an effect on the accounting for future business combinations.

        Non-controlling Interests in Consolidated Financial Statements:    In December 2007, the FASB issued an accounting standard that requires non-controlling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of equity, or in the mezzanine section of the balance sheet (between liabilities and equity) if such interests do not qualify for "permanent equity" classification. The new standard also specifies the accounting for subsequent acquisitions and sales of non- controlling interests and how non-controlling interests should be presented in the consolidated statement of operations. The non-controlling interests' share of subsidiary income (loss) should be reported as a part of consolidated net income (loss) with disclosure of the attribution of consolidated net income to the controlling and non-controlling interests on the face of the consolidated statement of operations. This new standard became effective for us beginning with financial statements issued for the first quarter of 2009. This standard had to be adopted prospectively, except that non-controlling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and non-controlling interests retrospectively. We had no recognized minority interest in our consolidated VIEs and therefore the adoption of this accounting standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Disclosures about Derivative Instruments and Hedging Activities:    In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why a company uses derivative instruments; (ii) how derivative instruments and related hedged items are accounted for; and (iii) how derivative instruments and related hedged items affect a company's consolidated financial condition, results of operations, and cash flows. We adopted the new standard for the interim period ended March 31, 2009. Because this new accounting standard only requires additional disclosures about derivatives, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note U—Derivative Financial Instruments herein for related disclosures.

        Employers' Disclosures about Postretirement Benefit Plan Assets:    In December 2008, the FASB issued an accounting standard that requires more detailed disclosures about an employer's plan assets, including the employer's investment strategies, major categories of plan assets, concentrations of risk within plan assets, and valuation techniques used to measure the fair values of plan assets. We adopted this standard for the annual period ended December 31, 2009. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note Q—Employee Benefit Plans.

        Disclosures about Transfers of Financial Assets and Variable Interest Entities:    In December 2008, the FASB issued an accounting standard that amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with VIEs. The standard was effective for interim and annual periods ending after December 15, 2008. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note S—Variable Interest Entities.

        Interim Disclosures about Fair Value of Financial Instruments:    In April 2009, the FASB issued an accounting standard that requires a company to disclose information about the fair value of financial instruments (including methods and significant assumptions used) in interim financial statements. The standard also requires the disclosures in summarized financial information for interim reporting periods. We adopted the new standard for the interim period ended June 30, 2009. As the standard only requires additional disclosures, our adoption of the standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Recognition and Presentation of Other-Than-Temporary Impairments:    In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in income and the non-credit component in AOCI when the company does not intend to sell the security, or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery and requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. The standard does not change the recognition of other-than-temporary impairment for equity securities. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly:    In April 2009, the FASB issued an accounting standard that provides guidance for estimating the fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Subsequent Events:    In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. We adopted the new standard for the interim period ended June 30, 2009. The adoption of the new standard did not affect our consolidated financial position, results of operations or cash flows.

        FASB Accounting Standards Codification:    In June 2009, the FASB issued an accounting standard that established the FASB ASC, which became the source of authoritative GAAP for non-governmental entities effective for the period ended September 30, 2009. Rules and interpretive releases of the SEC, under authority of federal securities laws, are also sources of authoritative GAAP for SEC registrants. On the effective date of this standard, the ASC superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the ASC became non-authoritative. We adopted the new standard for the interim period ended September 30, 2009, its effective date. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Measuring Liabilities at Fair Value:    In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied when measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update is effective for interim and annual periods ending after December 15, 2009. We adopted this standard for the annual period ended December 31, 2009. The adoption of the update did not have any effect on our consolidated financial position, results of operations or cash flows, but affected the way we value our debt when disclosing its fair value. See Note V—Fair Value Disclosures of Financial Instruments.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations
Business Combinations

Note C—Business Combinations

        On October 7, 2011, ILFC acquired all of the issued and outstanding shares of capital stock of AeroTurbine, Inc. ("AeroTurbine") from AerCap Holdings N.V. for an aggregate cash purchase price of $228 million and the assumption of outstanding debt. The AeroTurbine acquisition was recorded as a business combination in accordance with GAAP. AeroTurbine is a provider of certified aircraft engines, aircraft and engine parts and supply chain solutions. This acquisition is expected to further maximize the value of our aircraft by providing us with in-house part-out and engine leasing capabilities. Additionally, this acquisition enables us to provide a differentiated fleet management product and service offering to our airline customers as they transition out of aging aircraft.

        The following table summarizes the preliminary purchase price allocation (in millions):

Consideration:
Cash	$228
Debt financing	299

Total	$527

Allocation of the Purchase Price:
Cash	$90
Flight equipment under operating leases	241
Lease receivables and other assets	249 (a)
Accrued interest and other payables	(36)
Security deposits, overhaul rentals and other customer deposits	(23)
Rentals received in advance	(2)
Deferred income taxes	8

Total	$527

(a)
Includes Goodwill of $15.6 million.

        The results of AeroTurbine from October 7, 2011, are included in the accompanying consolidated financial statements. Pro forma effects on revenue and earnings are not disclosed for the current or comparable prior periods, as the amounts are immaterial to our consolidated financial statements as a whole. Accordingly, AeroTurbine is also not considered a segment because it is not material to our financial statements.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

E. Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.2 million to AIG during the three months ended September 30, 2012. The transaction was recorded in Retained earnings as a dividend. We also received one corporate aircraft from AIG and we recorded $25.9 million in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf:    We recorded $0.8 million and $(8.0) million in Additional paid in capital for the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of September 30, 2012, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note O—Fair Value Measurements and Note P—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $8.3 million and $5.6 million for the nine months ended September 30, 2012 and 2011, respectively.

        Our financial statements include the following amounts involving related parties:

	Three Months		Nine Months
Income Statement	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	(Dollars in thousands)
Expense (income):
Effect from derivatives on contracts with AIG Markets, Inc.(a)	$301	$(7,139)	$911	$(8,104)
Interest on derivative contracts with AIG Markets, Inc.	4,173	10,574	13,851	44,410
Allocation of corporate costs from AIG	3,904	1,549	18,451	(2,951)
Interest on time deposit account with AIG Markets(a)	(1,059)	—	(2,702)	—
Management fees received	(2,219)	(2,280)	(6,683)	(6,825)
Management fees paid to subsidiaries of AIG	40	18	156	70

Balance Sheet	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,102,659	$—
Derivative liabilities(b)	(23,910)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(283,053)	(279,441)
Accrued corporate costs payable to AIG	(21,111)	(21,672)
Equity:
Aircraft transfer to AIG	37,245	—
Aircraft contribution from AIG	(25,901)	—
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc, all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note P—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $2 million and $58.5 million to AIG during the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively.

Note D—Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including a tax sharing agreement, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements. In March 2010, we paid AIG $85 million that was due and payable on a loan related to certain transactions during 2002 and 2003 that accomplished AIG's overall tax planning objectives.

        Loans from AIG Funding Inc.:    We borrowed $3.9 billion from AIG Funding, a subsidiary of AIG, in 2009 to assist in funding our liquidity needs. On August 20, 2010, we prepaid in full the principal balance of approximately $3.9 billion plus accrued interest. See Note K—Debt Financing.

        Expenses Paid by AIG on Our Behalf.    We recorded $(8.0) million, $2.8 million and $3.3 million in Additional paid in capital for the years ended December 31, 2011, 2010 and 2009, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay. See Note M—Shareholders' Equity.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap and foreign currency swap agreements as of December 31, 2011 was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note T—Fair Value Measurements and Note U—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $7.9 million, $7.3 million and $6.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Our financial statements include the following amounts involving related parties:

Statement of Operations	2011	2010	2009
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$157,926	$100,504
Effect from derivatives on contracts with AIGFP novated to AIG Markets, Inc.(a)	8,414	45,725	(22,097)
Interest on derivative contracts with AIGFP novated to AIG Markets, Inc.	50,043	91,988	86,327
Lease revenue related to hedging of lease receipts with AIGFP(a)	—	224	723
Allocation of corporate costs from AIG	(1,246)	30,512	8,683
Management fees received	(9,323)	(9,429)	(9,457)
Management fees paid to subsidiaries of AIG	94	425	910

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Asset (liability):
Derivative assets, net(a)	$(31,756)	$58,187
Current income taxes and other tax liabilities (payable) to AIG(b)	(279,441)	(108,784)
Accrued corporate costs payable to AIG	(21,672)	(20,753)
(a)
See Note U — Derivative Financial Instruments for all derivative transactions

(b)
Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.

Interest and Other Income	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Interest and Other Income.
Interest and Other Income

F. Interest and Other Income

        Interest and Other Income consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$81,267	$—	$226,261	$—
Cost of sales	(67,915)	—	(191,636)	—

	13,352	—	34,625	—
Interest and Other	20,737	2,448	47,223	41,270

Total	$34,089	$2,448	$81,848	$41,270

(a)
Other income for 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our condensed, consolidated statements of income. AeroTurbine was acquired on October 7, 2011.

Note E—Interest and Other Income

	2011	2010	2009
	(Dollars in thousands)
Interest	$11,621	$20,276	$20,415
Management fee income	10,202	10,764	10,655
AeroTurbine revenue(a)
Engines, parts and supplies	71,778	—	—
Cost of sales	(62,070)	—	—

	9,708	—	—

Other	26,379	30,702	27,139

Total	$57,910	$61,742	$58,209

(a)
Other income for 2011 includes revenue from sales by AeroTurbine of engines, aircraft and parts, presented net of cost of sales on our consolidated statement of income, since our acquisition date of AeroTurbine of October 7, 2011.

Aircraft Impairment Charges on Flight Equipment Held for Use	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges on Flight Equipment Held for Use
Aircraft Impairment Charges on Flight Equipment Held for Use

H. Aircraft Impairment Charges on Flight Equipment Held for Use

        Management evaluates quarterly the need to perform a recoverability assessment of aircraft in our fleet considering the requirements under GAAP. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be fully recoverable, which may require us to change our assumptions related to future estimated cash flows. The events or changes in circumstances considered include potential sales, changes in contracted lease terms, changes in the status of an aircraft as leased, re-leased, or not subject to lease, repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

        During the three and nine months ended September 30, 2012, we recorded impairment charges of $61.2 million and $102.7 million, respectively, as a result of our recurring recoverability assessments. We recorded impairment charges on six aircraft (including one aircraft that had previously been impaired) during the three months ended September 30, 2012, and recorded impairment charges on ten aircraft (including one aircraft that had previously been impaired) during the nine months ended September 30, 2012.

        During the three and nine months ended September 30, 2011, we recorded impairment charges of $1.5 billion relating to 95 aircraft, primarily due to changes in the holding period and residual values of certain out-of-production aircraft or aircraft impacted by new technology developments. These charges resulted from our analysis of then-current macro-economic factors and our acquisition of AeroTurbine when performing our 2011 annual recoverability assessment.

Note F—Aircraft Impairment Charges on Flight Equipment Held for Use

        We recorded the following impairment charges on flight equipment held for use during the years ended December 31, 2011, 2010 and 2009.

	December 31,
	2011			2010		2009
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on aircraft held for use due to Airbus announcement of its neo aircraft	—		$—	61	$602.3	—	$—
Impairment charges on aircraft due to recurring assessments	97	(a)	1,523.3	21	508.1	3	50.9
Impairment charges on aircraft under lease with customers that ceased operations	3	(b)	43.9	0	—	—	—

Total Impairment charges on flight equipment held for use	100		$1,567.2	82	$1,110.4	3	$50.9

(a)
Includes impairments on one aircraft owned by our AeroTurbine subsidiary.

(b)
Number of aircraft does not include two aircraft upon which impairment charges had been recorded earlier in 2011.

  For the year ended December 31, 2011

        Management uses its judgment when determining the assumptions used in the recoverability analysis, taking into consideration historical data, current macro-economic and industry trends and conditions, any changes in management's holding period intent for any aircraft and any events happening before the issuance of financial statements that management needs to consider, including subsequent lessee bankruptcies.

        In updating these critical and significant assumptions used in our recoverability assessment for 2011, we considered:

        Market Conditions:    We considered current and future expectations of the global demand for a particular aircraft type and historical experience in the aircraft leasing market and aviation industry, as well as information received from third party sources. Factors taken into account included the impact of fuel price volatility and higher average fuel prices; the growing impact of new technology aircraft (announcements, deliveries and order backlog) on current and future demand for mid-generation aircraft; the higher production rates sustained by manufacturers for more fuel-efficient newer generation aircraft during the recent economic downturn; the unfavorable impact of low rates of inflation on aircraft values; current market conditions and future industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; and a decreasing number of lessees for older aircraft.

        Portfolio Management Strategy:    We took into account our new end-of-life management capabilities resulting from our acquisition of AeroTurbine, which we completed on October 7, 2011. The acquisition of AeroTurbine provides us with increased choices in managing the end-of-life of aircraft in our fleet and makes the part-out of an aircraft a more economically and commercially viable option by bringing the requisite capabilities in-house and eliminating the payment of commissions to third parties. While our overall business model has not changed, our expectation of how we may manage specific aircraft that are out of production, or specific aircraft that have been impacted by new technology developments, has changed due to the AeroTurbine acquisition. Parting-out aircraft also enables us to retain greater cash flows from an aircraft during the last cycle of its life by allowing us to eliminate certain maintenance costs and realize higher net overhaul revenues resulting in changes in cash flow assumptions.

        Subsequent Events:    We also considered events subsequent to December 31, 2011, in evaluating the recoverability of our fleet as of December 31, 2011. Specifically, four of our customers, including one with two separate operating certificates, declared bankruptcy or ceased operations subsequent to December 31, 2011. We took into account lessee non-performance, as well as management's expectation of whether to re-lease or part-out the aircraft, which changed the projected lease cash flows of the affected aircraft.

        The result of the assessment based on our updated assumptions indicated that the book values of 95 aircraft were not fully recoverable, and these aircraft were deemed impaired. Most of the aircraft reviewed were in the second half of their estimated 25-year useful life, and were aircraft that are out of production, or have been impacted by new technology developments. We recorded impairment charges aggregating $1.6 billion related to 100 impaired aircraft for the year ended December 31, 2011. Of the $1.6 billion in impairment charges recognized, $43.9 million related to repossessions and early returns of aircraft that were leased to airlines that ceased operations subsequent to December 31, 2011.

        Subsequent to December 31, 2011, four of our customers, including one with two separate operating certificates, declared bankruptcy or ceased operations or its equivalent. As a result, we performed a revised analysis of the recoverability of all aircraft that were under lease with these customers, and determined that the book value of three additional aircraft was not fully recoverable.

  For the year ended December 31, 2010

        During the year ended December 31, 2010, we recorded the following impairments to our fleet held for use:

  •
  At the end of the third quarter of 2010, we had 13 passenger configured 747-400s and 11 A321-100s in our fleet. After consideration of then current marketplace factors, management's estimate of the future lease rates for 747-400s and A321-100s had declined significantly. The decline in expected lease rates for the 747-400s was due to a number of unfavorable trends, including lower overall demand, as airlines replace their 747-400s with more efficient newer generation widebody aircraft. As a result, the global supply of 747-400 aircraft that were for sale, or idle, had increased. It was expected that these unfavorable trends would persist and that the global supply of 747-400s that were for sale or idle would continue to increase in the future. The decline in A321-100 lease rates was primarily due to continued and accelerated decrease in demand for this aircraft type, which is attributable to its age and limited mission application. As a result of the decline in lease rates, seven 747-400s, five A321-100s, and four other aircraft in our fleet held for use were deemed impaired in the third quarter of 2010 when we performed our assessments. As a result, we recorded impairment charges aggregating $417.7 million to write these aircraft down to their respective fair values. The estimated undiscounted cash flows on the remaining six 747-400s and six A321-100s supported the carrying value of those aircraft. The fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, contingent rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

  •
  On December 1, 2010, Airbus S.A.S. ("Airbus") announced the new narrowbody neo aircraft with new fuel-efficient geared turbofan engine options. The re-engineered aircraft is expected to provide up to 15% fuel savings and greater range or more payload capacity. Airbus expects to start deliveries of the neo aircraft in 2016. At December 31, 2010, we had identified approximately 78 narrowbody aircraft with first generation engines that may be negatively impacted by the introduction of narrowbody neo aircraft equipped with the new engines and, as part of our on-going fleet assessment, we performed a recoverability analysis on those aircraft, using revised cash flow assumptions. Based on the recoverability analysis, 61 of these 78 aircraft were deemed impaired and we recorded impairment charges of approximately $602.3 million.

  •
  At the end of the fourth quarter of 2010, we performed a recoverability assessment of our entire fleet. The results of this assessment indicated that five aircraft were not recoverable and were deemed impaired as of December 31, 2010. As a result, we performed a fair value analysis and recorded impairment charges of $82.3 million in the fourth quarter 2010.

  •
  We recorded an impairment charge of $8.1 million relating to an aircraft that was subject to litigation. The aircraft was subsequently designated for part-out and removed from our fleet held for use.

  For the year ended December 31, 2009

        Impairment charges on flight equipment held for use for the year ended December 31, 2009 were $50.9 million. As the result of a recoverability analysis performed during the fourth quarter of 2009, it was deemed that the carrying value of three aircraft in our fleet were not recoverable. As such, fair value estimates were calculated on all three aircraft, and impairment charges were recorded to reduce the carrying value of these aircraft to their respective fair values.

  Change in Accounting Estimate

        In the third quarter of 2011, when we performed our full fleet annual assessment of aircraft recoverability, management evaluated and updated many key assumptions regarding our fleet, including the holding period, residual value and end-of-life options of aircraft that are out of production, or aircraft impacted by new technology developments. Management concluded that we currently expect to dispose of certain aircraft prior to the conclusion of their previously estimated useful lives. As discussed above, our decision for changing the estimated useful lives and/or residual values of these aircraft were based on recent developments and, in part, on our acquisition of AeroTurbine, which we completed on October 7, 2011, which will give us economically viable disposal options with the in-house capability to part-out aircraft. Our annual assessment identified 239 aircraft that were either aircraft out of production or impacted by new technology developments. Out of these 239 aircraft, we changed the estimated useful life of 140 aircraft beginning in the fourth quarter of 2011. The aggregate net book value of the 239 aircraft at December 31, 2011, subsequent to impairments recorded, was $6.2 billion. We also changed the estimated useful life of our ten freighter aircraft from 35 years to 25 years, primarily due to the prospect of more fuel-efficient wide-body aircraft entering the market place, which will diminish demand for older freighters in the future.

        The revisions in our estimates used in the calculation of depreciation expense will accelerate the future depreciation on the above mentioned aircraft, which will be partly offset by the reduction in carrying value due to impairment charges recorded on many of these aircraft through December 31, 2011. As a result of these factors, our depreciation expense increased for these aircraft by approximately $23 million in the fourth quarter of 2011, as compared to the three months ended September 30, 2011. Further, over time, future depreciation is expected to decrease as these aircraft reach the end of their holding periods. We estimate an annual increase in depreciation for the year ended December 31, 2012, of approximately $24 million for these aircraft.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

I. Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed of as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we reclassify the aircraft from Flight equipment under operating leases into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed of:

	Three Months Ended					Nine Months Ended
	September 30, 2012			September 30, 2011		September 30, 2012				September 30, 2011
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)					(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	5	$5.2		2	$10.1	9	(a)	$43.0		16	$159.5
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(b)	4	4.1		—	(0.2)	4		4.1		10	(3.7)
Impairment charges on aircraft intended to be or designated for part-out	6	26.6	(c)	—	—	10		40.9	(c)	1	2.5

Total Impairment charges and fair value adjustments on flight equipment	15	$35.9		2	$9.9	23		$88.0		27	$158.3

(a)
Excludes one aircraft that was impaired in prior quarters, but for which an additional charge was recorded in the current period for aircraft intended to be or designated for part-out.

(b)
Included in these amounts are net fair value credit adjustments related to aircraft previously held for sale, but which no longer meet such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are fair value credit adjustments for sales price adjustments related to aircraft that were previously held for sale and sold during the periods presented.

(c)
Includes charges relating to nine engines for the three months ended September 30, 2012 and 13 engines for the nine months ended September 30, 2012.

Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recurring assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, the aircraft, if impaired, is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we will reclassify the aircraft from Flight equipment under operating leases into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed during the years ended December 31, 2011, 2010 and 2009.

	December 31,
	2011		2010		2009
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges and fair value adjustments of aircraft likely to be sold or sold	17	$163.1	15	$155.1	5	$24.9
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(a)	10	(3.7)	60	372.1	2	10.5
Impairment charges on aircraft designated for part-out	3	10.9	2	25.6	—	—

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	30	$170.3	77	$552.8	7	$35.4

(a)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are net positive fair value adjustments related to sales price adjustments related to aircraft that were previously held for sale and sold during periods presented.

  Year ended December 31, 2011

        Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed totaled $170.3 million for the year ended December 31, 2011, due to the following factors:

  •
  $163.1 million of impairment charges and fair value adjustments were recorded relating to (i) fair value adjustments aggregating $71.4 million on six aircraft sold to third parties from our fleet held for use; and (ii) impairment charges of $91.7 million on 11 aircraft that we were in negotiations with third parties to sell and we deemed more likely than not to be sold, but did not meet the criteria required to be classified as Flight equipment held for sale.

  •
  $3.7 million of net positive fair value adjustments were recorded on aircraft reclassified to or from Flight equipment held for sale.

  •
  $10.9 million of impairment charges were recorded due to the designation of three aircraft for part-out to record the parts at their fair value. Subsequent to the designation, one aircraft was sold to a third party through a sales-type lease and is included in Notes receivable, net of allowance, and net investment in finance and sales-type leases and the value of the parts for the remaining two aircraft is included in Lease receivables and other assets on our Consolidated Balance Sheet.

  Year ended December 31, 2010

        Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed totaled $552.8 million for the year ended December 31, 2010, due to the following factors:

  •
  $57.4 million of impairment charges were recorded on seven aircraft that we were in negotiations with third parties to sell and we deemed more likely than not to be sold, but did not meet the criteria required to be classified as Flight equipment held for sale. In addition, we recorded fair value adjustments of $97.7 million in connection with the sale of eight aircraft, two of which were accounted for as sales type leases.

  •
  $372.1 million of impairment charges were recorded on 60 aircraft reclassified to Flight equipment held for sale. On April 13, 2010, to generate liquidity to repay maturing debt obligations, we signed an agreement to sell 53 aircraft from our existing fleet to a third party for an aggregate purchase price of approximately $2.0 billion. On July 6, 2010, we signed an agreement to sell an additional six aircraft to another third party. As of December 31, 2010, 59 of the 60 aircraft met the criteria to be recorded as Flight equipment held for sale or were sold. During the year ended December 31, 2010, we reclassified one additional aircraft to Flight equipment held for sale.

  •
  $25.6 million of impairment charges were recorded due to the designation of two aircraft for part-out to record the parts at their fair value. The value of the parts is included in Lease receivables and other assets on our Consolidated Balance Sheet.

Year ended December 31, 2009

        During the year ended December 31, 2009 we recorded fair value adjustments of $35.4 million when seven aircraft in our fleet held for use were agreed to be sold.

Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses
Other Expenses

Note H—Other Expenses

        During the year ended December 31, 2011 we recognized a $20 million expense related to the cancellation of an aircraft engine order. We offset the economic effect of the $20 million expense by negotiating with our manufacturer vendors to recover these costs. The recovery was in two payments. One of these payments is related to a 2007 agreement with one manufacturer for us to extend our evaluation period of aircraft under order until at least 2010. This payment was contingent upon our cancelling of the aircraft order and was not contingent on placing any new order with the manufacturer. As a result of the cancellation of such aircraft order in March 2011, we recorded the related payment receivable of $10 million in Interest and other income in the Consolidated Statement of Operations for the year ended December 31, 2011. The second payment of $10 million is related to an agreement with another manufacturer, which among other contractual terms, includes a provision to reimburse us for the remaining costs associated with the March 2011 order cancellation. The reimbursement payment will be recognized as a reduction of the cost basis of future aircraft deliveries, as we determined the payment to be connected with the purchase of such aircraft. In addition to this charge, for the year ended December 31, 2011, Other expenses include $21.9 million resulting from reserves recorded on three notes receivable, and $23.0 million resulting from reserves recorded on two finance and sales-type leases. These amounts are partially offset by approximately $3.0 million aggregated lease related income, net of lease charges.

        Other expenses for the year ended December 31, 2010, consisted of $91.2 million of aggregated lease related costs we expensed as a result of agreements to sell leased aircraft to third parties.

Lease Receivables and Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Lease Receivables and Other Assets.
Lease Receivables and Other Assets

J. Lease Receivables and Other Assets

        Lease receivables and other assets consisted of the following:

	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Lease receivables	$204,732	$222,637
AeroTurbine Inventory	145,842	148,452
Lease incentive costs, net of amortization	129,870	119,878
Straight-line rents and other assets	277,297	47,115
Goodwill and Other intangible assets	49,642	51,965
Notes and trade receivables, net of allowance(a)	18,973	9,489
Derivative assets(b)	70	198

	$826,426	$599,734

(a)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 8.0% to 10.4%.

(b)
See Note P—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable:

	(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	41,396
Provision	(8,291	)(a)
Write-offs	—

Balance at September 30, 2012	$33,105

(a)
Collections on notes receivables previously reserved for.

Note I—Lease Receivables and Other Assets

        At December 31, 2011, Lease receivables and other assets consist of the following:

	2011	2010
	(Dollars in thousands)
Lease receivables	$205,373	$234,890
AeroTurbine Inventory	148,452	—
Lease incentive costs net of amortization	119,878	89,289
Other assets	64,379	78,753
Goodwill and Other intangible assets(a)	51,965	—
Notes and trade receivables, net of allowance(b)	9,489	65,065

	$599,536	$467,997

(a)
We recognized goodwill of $15.6 million in the acquisition of AeroTurbine on October 7, 2011.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 6.5% to 8.0%.

        We had the following activity in our allowance for credit losses on notes receivable:

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$21,042
Provision	21,898
Write-offs	—
Recoveries	(1,544)

Balance at December 31, 2011	$41,396

Net Investment in Finance and Sales-type Leases	12 Months Ended
Dec. 31, 2011
Net Investment in Finance and Sales-type Leases
Net Investment in Finance and Sales-type Leases

Note J—Net Investment in Finance and Sales-type Leases

        The following table lists the components of the net investment in finance and sales-type leases:

	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Total lease payments to be received	$86,592	$59,234
Estimated residual values of leased flight equipment (unguaranteed)	46,857	29,543
Less: Unearned income	(28,615)	(21,157)

	$104,834	$67,620
Less: Allowance for credit losses	(23,088)	—

Net investment in finance and sales-type leases	$81,746	$67,620

        At December 31, 2011, minimum future lease payments on finance and sales-type leases are as follows:

(Dollars in thousands)
2012	$19,505
2013	17,442
2014	14,509
2015	12,375
2016	10,931
Thereafter	11,830

Total minimum lease payments to be received	$86,592

        We had the following activity in our allowance for credit losses on net investment in finance and sales-type leases:

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$—
Provision	23,088
Write-offs	—
Recoveries	—

Balance at December 31, 2011	$23,088

Debt Financing	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Financings
Debt Financing

K. Debt Financings

        Our debt financing was comprised of the following at the following dates:

	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	1,982,649	2,335,147
Secured bank debt(a)	2,014,234	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(8,141)	(17,452)

	9,338,742	9,764,631
Unsecured
Bonds and Medium-Term Notes	13,910,064	13,658,769
Less: Deferred debt discount	(39,701)	(39,128)

	13,870,363	13,619,641

Total Senior Debt Financings	23,209,105	23,384,272
Subordinated Debt	1,000,000	1,000,000

	$24,209,105	$24,384,272

(a)
Of this amount, $279.2 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our condensed, consolidated financial statements.

        For some of our secured debt financings, we created direct and indirect wholly-owned subsidiaries for the purpose of purchasing and holding title to aircraft, and we pledged the equity of those subsidiaries as collateral. These subsidiaries have been designated as non-restricted subsidiaries under our indentures and meet the definition of a VIE. We have determined that we are the primary beneficiary of such VIEs and, accordingly, we consolidate such entities into our condensed, consolidated financial statements. See Note N—Variable Interest Entities for more information on VIEs.

        The following table presents information regarding the collateral pledged for our secured debt:

	As of September 30, 2012
	Secured Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Bonds	$3,900,000	$6,559,515		174
ECA Financings	1,982,649	5,399,268		119
Secured Bank Debt(a)	2,014,234	2,958,706	(a)	63	(a)
Institutional Secured Term Loans	1,450,000	2,852,834		97

Total	$9,346,883	$17,770,323		453

  (a)
  Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $266.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notice between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

ECA Financings

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. New financings are no longer available to us under either ECA facility.

        As of September 30, 2012, approximately $2.0 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.67% to 4.71% at September 30, 2012. The net book value of the aircraft purchased under the 2004 ECA facility was $4.1 billion at September 30, 2012. The loans are guaranteed by various European ECAs. We have collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants, including a covenant to maintain a minimum consolidated tangible net worth.

        Because of our current long-term debt ratings, the 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At September 30, 2012, and December 31, 2011, respectively, we had segregated security deposits, overhaul rentals and rental payments aggregating $369.4 million and $414.8 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to all the aircraft funded under the 1999 ECA facility, even though those aircraft are no longer subject to a loan at September 30, 2012.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        We have cross-collateralized the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization, we (i) guarantee the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) granted mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) have to maintain a loan-to-value ratio (aggregating the aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to apply proceeds generated from certain disposals of aircraft to obligations under the 2004 ECA facility.

        The cross-collateralization agreement also includes additional restrictive covenants relating to the 2004 ECA facility, restricting us from (i) paying dividends on our capital stock with the proceeds of asset sales and (ii) selling or transferring aircraft with an aggregate net book value exceeding a certain disposition amount, which is currently approximately $9.8 billion. The disposition amount will be reduced by approximately $91.4 million at the end of each calendar quarter during the remainder of the effective period. The covenants are in effect until December 31, 2012. A breach of these restrictive covenants would result in a termination event for the ten loans funded subsequent to the date of the agreement and would make those loans, which aggregated $246.2 million at September 30, 2012, due in full at the time of such a termination event.

Secured Bank Debt

        2006 Credit Facility:    We had a credit facility, dated October 13, 2006, as amended, under which the original maximum amount available was $2.5 billion. The interest on the secured loans was based on LIBOR plus a margin of 2.15%, plus facility fees of 0.2% on the outstanding balance. On February 23, 2012, we prepaid the total remaining outstanding amount under this facility of $456.9 million and terminated the facility. In connection with this prepayment, we recognized losses aggregating $3.2 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2011 Secured Term Loan:    On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. The loan matures on March 30, 2018, and scheduled principal payments commenced in June 2012. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly-owned subsidiaries of the subsidiary borrower. The security granted initially included a portfolio of 54 aircraft, together with attached leases and all related equipment, with an average appraised base market value, as defined in the loan agreement, of approximately $2.4 billion as of January 1, 2011, and the equity interests in certain SPEs that own the pledged aircraft and related equipment and leases. The $2.4 billion was equal to an initial loan-to-value ratio of approximately 65%. The proceeds of the loan were made available to the subsidiary borrower as aircraft were transferred to the SPEs, at an advance rate equal to 65% of the initial appraised value of the aircraft transferred to the SPEs. The full $1.5 billion has been advanced to the subsidiary borrower under the agreement.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which declines over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty before March 30, 2013. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement:    AeroTurbine has a credit facility that expires on December 9, 2015 and after the most recent amendment on February 23, 2012, provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of September 30, 2012, AeroTurbine had $266.0 million outstanding under the facility.

        Secured Commercial Bank Financings:    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. The $106.0 million loan has two tranches, both secured by the aircraft and related lease receivable. The first tranche is $82.0 million, fully amortizes over the lease term, and is non-recourse to ILFC. The second tranche is $24.0 million, partially amortizes over the lease term, and is guaranteed by ILFC. Both tranches mature in May 2018 with interest rates based on LIBOR. At September 30, 2012, the interest rates on the $82.0 million and $24.0 million tranches were 3.381% and 5.081%, respectively. The entity entered into two interest rate cap agreements to economically hedge the related LIBOR interest rate risk in excess of 4.00%. At September 30, 2012, $69.0 million was outstanding under the two tranches and the net book value of the aircraft was $128.3 million.

        In June 2009, we borrowed $55.4 million through a non-restricted subsidiary, which owns one aircraft leased to an airline. Approximately half of the original loan amortizes over five years and the remaining $27.5 million is due in 2014. The loan is non-recourse to ILFC and is secured by the aircraft and the lease receivables. The interest rate on the loan is fixed at 6.58%. At September 30, 2012, $35.7 million was outstanding and the net book value of the aircraft was $85.2 million.

        In March 2012, one of our indirect non-restricted subsidiaries entered into a $203 million term loan facility that was used to finance seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At September 30, 2012, the average interest rate on the loans was 4.73%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 2% prepayment fee prior to March 30, 2014 and a 1% prepayment fee between March 30, 2014 and March 30, 2015.

        The subsidiary borrower is prohibited under the agreement from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing the facility.

Institutional Secured Term Loans

        In 2010, we entered into the following term loans, both of which were repaid or refinanced in 2012:

  •
  $750 million term loan agreement secured by 43 aircraft and all related equipment and leases, with an initial loan-to-value ratio of approximately 56%. The loan had an original maturity date of March 17, 2015, and bore interest at LIBOR plus a margin of 4.75% with a LIBOR floor of 2.0%. On March 23, 2012, we repaid the loan in full. In connection with the prepayment of this loan, we recognized losses aggregating $17.7 million from the write off of unamortized deferred financing costs and deferred debt discount.

  •
  $550 million term loan agreement entered into through a non-restricted subsidiary. The obligations of the subsidiary borrower were guaranteed on an unsecured basis by ILFC and on a secured basis by certain non-restricted subsidiaries of ILFC that held title to 37 aircraft, with an initial loan-to-value ratio of approximately 57%. The loan had an original maturity date of March 17, 2016, and bore interest at LIBOR plus a margin of 5.0% with a LIBOR floor of 2.0%. On April 12, 2012, we refinanced the loan with a new $550 million secured term loan, as further discussed below.

        In 2012, we entered into the following term loans:

  •
  $900 Million Secured Term Loan: On February 23, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and bears interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 62 aircraft and all related equipment and leases with an average appraised base market value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011. The $1.66 billion equals an initial loan-to-value ratio of approximately 54%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to February 23, 2013.

  •
  $550 Million Secured Term Loan: On April 12, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $550 million. The loan matures on April 12, 2016, and bears interest at LIBOR plus a margin of 3.75% with a 1% LIBOR floor. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 36 aircraft and all related equipment and leases with an average initial appraised base market value, as defined in the loan agreement, of approximately $1.0 billion. The $1.0 billion equals an initial loan-to-value ratio of approximately 55%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to April 12, 2013. We used the proceeds from this loan to prepay in full our $550 million secured term loan that was scheduled to mature on March 17, 2016. In connection with this refinancing of our $550 million secured term loan, 92% of the transaction was accounted for as a modification of the 2010 secured term loan and we recorded $4.7 million of the arrangement fee in Selling, general and administrative expense and $2.0 million as early extinguishment of debt.

        These loans each require a loan-to-value ratio of no more than 63%. If either subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loans contain customary covenants and events of default, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement:    We have an effective shelf registration statement filed with the SEC. As a result of our WKSI status, we have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        We have issued unsecured notes with an aggregate principal amount outstanding of $11.2 billion under our current and previous shelf registration statements, including $750 million of 4.875% notes due 2015 and $750 million of 5.875% notes due 2019, each issued in March 2012, and $750 million of 5.875% notes due 2022, issued in August 2012. We received aggregate net proceeds of approximately $2.22 billion from these notes issuances after deducting underwriting discounts and commissions and fees. We used part of the net proceeds from the March issuances to prepay our $750 million secured term loan due March 17, 2015 and the remainder will be used for general corporate purposes, including the repayment of existing indebtedness and the purchase of aircraft. The debt securities outstanding under our shelf registration statements mature through 2022 and bear interest rates that range from 4.875% to 8.875%.

        Other Senior Notes:    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indenture governing the notes contains customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior notes may immediately become due and payable.

Unsecured Revolving Credit Agreement

        2012 Credit Facility:    On October 9, 2012, we entered into a $2.3 billion three-year unsecured revolving credit facility with a group of 10 banks. Concurrently, we terminated our existing revolving credit agreement originally scheduled to expire in January 2014. Our new revolving credit facility provides for interest rates based on either a base rate or LIBOR plus a margin, currently 2.25%, determined by reference to our ratio of consolidated indebtedness to shareholders' equity. The credit agreement contains customary events of default and restrictive covenants that, among other things, limit our ability to incur liens and transfer or sell assets. The credit agreement also contains financial covenants that require us to maintain a minimum interest coverage ratio and a maximum ratio of consolidated indebtedness to shareholders' equity. As of September 30, 2012 and October 30, 2012, we had not drawn on our revolving credit facility.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065. The $400 million tranche has a call option date of December 21, 2015. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a credit spread of 1.55% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly and at September 30, 2012, the interest rate was 4.52%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on the initial credit spread of 1.80% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

Note K—Debt Financing

        Our debt financing was comprised of the following at the following dates:

	December 31,
	2011	2010
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	2,335,147	2,777,285
Bank debt(a)	2,246,936	1,601,658
Other secured financings	1,300,000	1,300,000
Less: Deferred debt discount	(17,452)	(22,309)

	9,764,631	9,556,634
Unsecured
Bonds and Medium-Term Notes	13,658,769	16,810,843
Bank debt	—	234,600
Less: Deferred debt discount	(39,128)	(47,977)

	13,619,641	16,997,466

Total Senior Debt Financings	23,384,272	26,554,100
Subordinated debt	1,000,000	1,000,000

	$24,384,272	$27,554,100

(a)
Of this amount, $97.0 million (2011) and $113.7 million (2010) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements. The amounts are considered immaterial for separate disclosure on the face of the consolidated balance sheets.

        The above amounts represent the anticipated settlement of our outstanding debt obligations as of December 31, 2011 and 2010. Certain adjustments required to present currently outstanding hedged debt obligations have been recorded and presented separately on our Consolidated Balance Sheets, including adjustments related to foreign currency hedging and interest rate hedging activities.

        For some of our secured debt financings, we created direct and indirect wholly-owned subsidiaries for the purpose of purchasing and holding title to aircraft, and we pledged the equity of those subsidiaries as collateral. These subsidiaries have been designated as non-restricted subsidiaries under our indentures and meet the definition of a VIE. We have determined that we are the PB of such VIEs and, accordingly, we consolidate such entities into our consolidated financial statements. See Note S—Variable Interest Entities for more information on VIEs.

        The following table presents information regarding the collateral provided for our secured debt:

	As of December 31, 2011
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Notes	$3,900,000	$6,804,212		174
ECA Financings	2,335,147	5,582,665		119
Bank Debt	2,246,936	5,201,225	(a)	151	(a)
Other Secured Financings	1,300,000	2,448,896		80

Total	$9,782,083	$20,036,998		524

(a)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and does not include the book value or number of AeroTurbine other assets securing the AeroTurbine revolving credit agreement, under which $268.6 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of ILFC's subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notification between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts ILFC's and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of their assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

Export Credit Facilities

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. New financings are no longer available to us under either ECA facility.

        As of December 31, 2011, approximately $2.3 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.44% to 4.71% at December 31, 2011. The net book value of the aircraft purchased under the 2004 ECA facility was $4.2 billion at December 31, 2011. The loans are guaranteed by various European ECAs. We collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants, including a covenant to maintain a minimum consolidated tangible net worth.

        Because of our current long-term debt ratings, the 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received for aircraft with loan balances outstanding under the 2004 ECA facility. The segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt under the 2004 ECA facility. The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the facility. In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below. At December 31, 2011, we had segregated security deposits, overhaul rentals and rental payments aggregating approximately $415 million related to aircraft funded under the 2004 ECA facility. The segregated amounts will fluctuate with changes in security deposits, overhaul rentals, rental payments and debt maturities related to the aircraft funded under the 2004 ECA facility.

        During the first quarter of 2010, we entered into agreements to cross-collateralize the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization we (i) guaranteed the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) agreed to grant mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) accepted a loan-to-value ratio (aggregating the loans and aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to allow proceeds generated from certain disposals of aircraft to be applied to obligations under the 2004 ECA facility.

        We also agreed to additional restrictive covenants relating to the 2004 ECA facility, restricting us from (i) paying dividends on our capital stock with the proceeds of asset sales and (ii) selling or transferring aircraft with an aggregate net book value exceeding a certain disposition amount, which is currently approximately $10.1 billion. The disposition amount will be reduced by approximately $91.4 million at the end of each calendar quarter during the remainder of the effective period. The covenants are in effect from the date of the agreement until December 31, 2012. A breach of these restrictive covenants would result in a termination event for the ten loans funded subsequent to the date of the agreement and would make those loans, which aggregated $268.8 million at December 31, 2011, due in full at the time of such a termination event.

        In addition, if a termination event resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred relating to all the aircraft funded under the 1999 ECA facility, even though those aircraft are no longer subject to a loan at December 31, 2011.

Secured Bank Debt

        2006 Credit Facility.    We have a credit facility, dated October 13, 2006, as amended, under which the original maximum amount available was $2.5 billion. The amended facility prohibits us from re-borrowing amounts repaid under this facility. As of December 31, 2011, the size of the facility was $456.9 million, consisting of secured loans that will mature in October 2012. The interest on the secured loans is based on LIBOR plus a margin of 2.15%, plus facility fees of 0.2% on the outstanding principal balance, for an interest rate of 2.44% at December 31, 2011. On February 23, 2012 we prepaid the total remaining outstanding amount under this facility of $456.9 million and terminated the facility.

        2011 Secured Term Loan.    On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. The loan matures on March 30, 2018, with scheduled principal payments commencing in June 2012, and bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted initially included a portfolio of 54 aircraft, together with attached leases and all related equipment, with an average appraised base market value, as defined in the loan agreement, of approximately $2.4 billion as of January 1, 2011, and the equity interests in certain special purpose entities, or SPEs, that own the pledged aircraft and related equipment and leases. The $2.4 billion equals an initial loan-to-value ratio of approximately 65%. The proceeds of the loan were made available to the subsidiary borrower as aircraft were transferred to the SPEs, at an advance rate equal to 65% of the initial appraised value of the aircraft transferred to the SPEs. At December 31, 2011 and March 5, 2012, approximately $1.4 billion and $1.5 billion, respectively, had been advanced to the subsidiary borrower under the agreement.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which varies over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        We can voluntarily prepay the loan at any time, subject to a 2% prepayment penalty prior to March 30, 2012, and a 1% prepayment penalty between March 30, 2012 and March 30, 2013. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement:    On December 9, 2011, AeroTurbine amended and extended its revolving credit facility. The amended credit facility expires on December 9, 2015 and provides for a maximum aggregate available amount of $335 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $165 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility will bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of December 31, 2011, AeroTurbine had $268.6 million outstanding under the facility. On February 23, 2012, we increased the aggregate amount available under this facility by $95 million for a maximum aggregate available amount of $430 million.

        2009 Aircraft Financings.    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. ILFC acts as servicer of the lease for the entity. The $106.0 million loan has two tranches. The first tranche is $82.0 million, fully amortizes over the lease term, and is non-recourse to ILFC. The second tranche is $24.0 million, partially amortizes over the lease term, and is guaranteed by ILFC. Both tranches of the loan are secured by the aircraft and the lease receivables. Both tranches mature in May 2018 with interest rates based on LIBOR. At December 31, 2011, the interest rates on the $82.0 million and $24.0 million tranches were 3.42% and 5.12%, respectively. The entity entered into two interest rate cap agreements to economically hedge the related LIBOR interest rate risk in excess of 4.0%. At December 31, 2011, $77.9 million was outstanding under the two tranches and the net book value of the aircraft was $132.2 million.

        In June 2009, ILFC borrowed $55.4 million through a non-restricted subsidiary of ILFC, which owns one aircraft leased to an airline. Approximately half of the original loan amortizes over five years and the remaining $27.5 million is due in 2014. The loan is non-recourse to ILFC and is secured by the aircraft and the lease receivables. The interest rate on the loan is fixed at 6.58%. At December 31, 2011, $40.6 million was outstanding and the net book value of the aircraft was $88.0 million.

Other Secured Financing Arrangements-2010 Term Loans

        On March 17, 2010, we entered into the following term loans:

  •
  A $750 million term loan agreement secured by 43 aircraft and all related equipment and leases. The aircraft had an average appraised base market value, as defined in the loan agreement, of approximately $1.3 billion, for an initial loan-to-value ratio of approximately 56%. The loan matures on March 17, 2015, and bears interest at LIBOR plus a margin of 4.75% with a LIBOR floor of 2.0%. The principal of the loan is payable in full at maturity with no scheduled amortization, but we can voluntarily prepay the loan at any time.

  •
  A $550 million term loan agreement entered into through a non-restricted subsidiary. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain non-restricted subsidiaries of ILFC that hold title to 37 aircraft. The aircraft had an average appraised base market value, as defined in the loan agreement, of approximately $969 million, for an initial loan-to-value ratio of approximately 57%. The loan matures on March 17, 2016, and bears interest at LIBOR plus a margin of 5.0% with a LIBOR floor of 2.0%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to March 17, 2012.

        The loans require a loan-to-value ratio of no more than 63%. If ILFC or the subsidiary borrower do not maintain compliance with the maximum loan-to-value ratio, ILFC will be required to either prepay portions of the outstanding loans or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loans also contain customary covenants and events of default, including limitations on the ability of ILFC and its subsidiaries, as applicable, to (i) create liens; (ii) incur additional indebtedness; (iii) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets; and (iv) enter into transactions with affiliates.

Other Secured Financing Arrangements-2012 Term Loan

        On February 23, 2012, we issued a new senior term loan of $900 million, secured primarily by a first priority perfected lien on the equity of certain of our subsidiaries that directly or indirectly own a pool of aircraft, with an initial weighted average age of 13.4 years, and related leases. The interest rate on the loan is based on LIBOR plus a margin of 4.0%, or, if applicable, a base rate plus a margin of 3.0%. See Note W—Subsequent Events.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement:    We have an effective shelf registration statement filed with the SEC. As a result of our well-known seasoned issuer, or WKSI, status, we have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        Under our shelf registration statement, we have issued the following notes on the following dates: (i) $650 million of 8.625% notes due 2022 on December 22, 2011; (ii) $1.0 billion of 5.75% notes due 2016 and $1.25 billion of 6.25% notes due 2019 on May 24, 2011; (iii) $1.0 billion of 8.25% notes due 2020 on December 7, 2010; and (iv) $500 million of 8.875% notes due 2017 on August 20, 2010. At December 31, 2011, we also had $6.5 billion of public bonds and medium-term notes outstanding, with interest rates ranging from 0.75% to 7.50%, which we had issued in prior years under previous registration statements.

        The aggregate net proceeds from the sale of the notes issued on May 24, 2011 and December 22, 2011, were approximately $2.87 billion after deducting underwriting discounts and commissions, fees and estimated offering expenses. The net proceeds from the sale of the notes issued on May 24, 2011, were primarily used to purchase notes validly tendered and accepted in the tender offers that were announced during the second quarter of 2011 to purchase various series of our outstanding debt securities for up to $1.75 billion cash consideration, as further discussed below. The remaining net proceeds from the sale of the notes issued on May 24, 2011, were used for general corporate purposes.

        Tender Offers to Purchase Notes.    On June 17, 2011, we completed the above mentioned tender offers and accepted for purchase previously issued notes with an aggregate principal amount of approximately $1.67 billion, resulting in total cash consideration, including accrued and unpaid interest, of approximately $1.75 billion. In connection with the cancellation of the notes, we recognized losses aggregating approximately $61.1 million, which included the cost of repurchasing the notes and the write off of the remaining unamortized deferred financing costs.

        Euro Medium-Term Note Programme.    We had a $7.0 billion Euro Medium-Term Note Programme, which we did not renew when it expired in September 2011 and that we have since terminated. Notes of $1.2 billion previously outstanding under such Programme were repaid in full at their maturity in August 2011, leaving no amounts outstanding under the Programme. We had hedged the notes into U.S. dollars and fixed the interest rates at a range of 5.355% to 5.367%.

        A rollforward for the year ended December 31, 2011, of the foreign currency adjustment related to foreign currency denominated notes is presented below (dollars in thousands):

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2010	$165,400
Foreign currency period adjustment of non-US$ denominated debt	104,800
Repayment of debt principal from cash receipts under derivative contracts at the maturity of the debt and the derivative contract(a)	(270,200)

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2011	$—

(a)
We had hedged the foreign currency exposure through foreign currency swaps.

        Other Senior Notes.    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        In connection with the note issuances, we entered into registration rights agreements obligating us to, among other things, complete a registered exchange offer to exchange the notes of each series for new registered notes of such series with substantially identical terms, or register the notes pursuant to a shelf registration statement. The registration rights agreement required the registration statement relating to the exchange offer to be declared effective by January 26, 2011.

        Because the registration rights agreement was not declared effective by such date, the annual interest rate on the affected notes increased by 0.25% per year for 90 days, commencing on January 26, 2011. On April 26, 2011, the annual interest rate on the affected notes increased by an additional 0.25% because we were unable to consummate the exchange offer by such date. We completed the exchange offer on May 5, 2011, at which time the applicable interest rate reverted to the original level.

        The indenture governing the notes contains customary covenants that, among other things, restrict ILFC and its restricted subsidiaries' ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of ILFC's capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior notes may immediately become due and payable.

Unsecured Bank Debt

        2011 Credit Facility.    On January 31, 2011, we entered into a $2.0 billion unsecured three-year revolving credit facility with a group of 11 banks. This revolving credit facility expires on January 31, 2014, and provides for interest rates based on either a base rate or LIBOR plus an applicable margin determined by a ratings-based pricing grid. The credit agreement contains customary events of default and restrictive financial covenants that require us to maintain a minimum fixed charge coverage ratio, a minimum consolidated tangible net worth and a maximum ratio of consolidated debt to consolidated tangible net worth. As of December 31, 2011 and March 5, 2012, no amounts were outstanding under this revolving credit facility.

        2006 Credit Facility.    The unsecured loans outstanding under our 2006 credit facility matured and were paid in full on October 13, 2011. The interest on the loans was based on LIBOR plus a margin of 0.65% plus facility fees of 0.2% of the outstanding balance.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065, but each tranche has a different call option. The $600 million tranche had a call option date of December 21, 2010 and the $400 million tranche has a call option date of December 21, 2015. We did not exercise the call option at December 21, 2010, and the interest rate on the $600 million tranche changed from a fixed interest rate of 5.90% to a floating rate with an initial credit spread of 1.55% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest will reset quarterly and at December 31, 2011, the interest rate was 4.34%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on the initial credit spread of 1.80% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

Existing Commitments

        Maturities of debt financing (excluding deferred debt discount) at December 31, 2011 are as follows:

(Dollars in thousands)
2012	$3,043,473
2013	4,006,594
2014	2,990,616
2015	2,765,121
2016	3,234,757
Thereafter	8,400,291

$24,440,852

Other

        Under the most restrictive provisions of our debt agreements, consolidated retained earnings at December 31, 2011, in the amount of $1.1 billion are unrestricted as to payment of dividends based on consolidated net tangible worth requirements. We have not paid any dividends on our common stock since 2008. Under the most restrictive provision of our debt agreements, we may declare and pay dividends of up to $1.1 billion of our consolidated retained earnings. Under certain of our debt agreements, we are currently restricted from using proceeds from asset sales to pay dividends to AIG but may use other funds to pay such dividends.

Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits

L. Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,123,477	$1,089,771
Deferred overhaul rentals	693,748	718,472
Rents received in advance and Straight-line rents	440,072	272,205
Other customer deposits	206,396	227,189

Total	$2,463,693	$2,307,637

Note L—Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits

        As of December 31, 2011 and 2010, Security deposits, overhaul rentals, and other customer deposits were comprised of:

	As of December 31,
	2011	2010
	(Dollars in thousands)
Security deposits paid by lessees	$1,089,771	$1,081,021
Overhaul rentals	718,472	529,834
Other customer deposits	227,189	197,538

Total	$2,035,432	$1,808,393

        Security deposits paid by lessees are returned to the lessees at the end of the lease in accordance with the lease terms. Overhaul rentals reflect overhaul rentals estimated to be reimbursed to the lessee.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Shareholders' Equity

Note M—Shareholders' Equity

Market Auction Preferred Stock

        The Market Auction Preferred Stock ("MAPS") have a liquidation value of $100,000 per share and are not convertible. The dividend rate, other than the initial rate, for each dividend period for each series is reset approximately every seven weeks (49 days) on the basis of orders placed in an auction, provided such auctions are able to occur. At the present time, there is no ability to conduct such auctions. Therefore, the MAPS certificates of determination dictate that a "maximum applicable rate" (as calculated on each auction date pursuant to the certificates of determination) be paid on the MAPS. At December 31, 2011, the dividend rate for Series A MAPS was 0.25% and the dividend rate for Series B MAPS was 0.88%.

Paid-in Capital

        We recorded approximately $(8.0) million in 2011, $2.8 million in 2010 and $3.3 million in 2009 in Paid-in capital for debt issue cost, compensation and other expenses paid by AIG on our behalf, which we were not required to pay.

Accumulated Other Comprehensive (Loss) Income

        Accumulated other comprehensive (loss) income consists of changes in fair value of derivative instruments that qualify as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale." The fair value of derivatives were determined using fair values obtained from AIG. The fair value of marketable securities were determined using quoted market prices.

        At December 31, 2011 and 2010, our accumulated other comprehensive (loss) income consisted of the following:

	2011	2010
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $10,642 (2011) and $32,026 (2010)	$(19,764)	$(59,476)
Cumulative unrealized gain related to securities available for sale, net of tax of $68 (2011) and $287 (2010)	127	532

Total accumulated other comprehensive (loss) income	$(19,637)	$(58,944)

Rental Income	12 Months Ended
Dec. 31, 2011
Rental Income
Rental Income

Note N—Rental Income

        Minimum future rentals on non-cancelable operating leases and subleases of flight equipment that has been delivered as of December 31, 2011 are shown below.

Year Ended	(Dollars in thousands)
2012	$4,090,969
2013	3,584,841
2014	2,899,392
2015	2,180,321
2016	1,570,348
Thereafter	1,700,867

        Additional net overhaul rentals recognized and rental revenue we earned based on the lessees' usage aggregated $253.2 million in 2011, $328.8 million in 2010 and $342.9 million in 2009. Flight equipment is leased, under operating leases, with remaining terms ranging from one to 15 years.

        Unamortized lease incentives of $119.9 million, $89.3 million and $85.3 million at December 31, 2011, 2010 and 2009, respectively, is included in Lease receivables and other assets on our Consolidated Balance Sheets.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

C. Income Taxes

        In May 2012, a decision in favor of a taxpayer was granted whereby the U.S. Court of Federal Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, in the second quarter of 2012 we began adjusting our tax basis in certain flight equipment and recorded an income tax benefit. As of September 30, 2012, we had recorded an aggregate amount of approximately $588 million and a corresponding reserve of $425.4 million for uncertain tax positions, resulting in a net tax benefit of $162.6 million for the nine months ended September 30, 2012.

Note O—Income Taxes

        The (benefit) provision for income taxes is comprised of the following:

	2011	2010	2009
	(Dollars in thousands)
Current:
Federal	$156,086	$41,357	$110,579
State	1,175	677	1,467
Foreign	989	1,459	1,262

	158,250	43,493	113,308
Deferred:
Federal	(553,439)	(314,923)	375,260
State	32,443	(22,940)	7,421
Foreign	52,668	25,402	—

	(468,328)	(312,461)	382,681

	$(310,078)	$(268,968)	$495,989

        The net deferred tax liability consists of the following deferred tax liabilities (assets):

	2011	2010
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,992,981	$5,312,171
Straight line rents	—	17,472
Other	—	911

Total Deferred Tax Liabilities	$4,992,981	$5,330,554

Deferred Tax Assets
Straight line rents	$(6,102)	$—
Estimated reimbursements of overhaul rentals	(261,833)	(195,548)
Capitalized overhauls	(80,479)	(71,610)
Rent received in advance	(89,013)	(94,890)
Derivatives	(12,532)	(29,232)
Accruals and reserves	(119,232)	(150,726)
Net operating loss carry forward(a)	(113,866)	(89,865)
Investment in foreign subsidiaries	(52,668)	(25,402)
Other	(52,667)	(13,131)

Total Deferred Tax Assets(b)	$(788,392)	$(670,404)

Net Deferred Tax Liability	$4,204,589	$4,660,150

(a)
Our U.S. federal operating losses are classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. Deferred taxes related to our U.S. federal operating losses will be reclassified to current in future years when we are notified by AIG of amounts utilized in future tax years or through a carry back to prior tax years. On a separate tax return basis, we have U.S. federal net operating loss carryforwards of $133.9 million and $160.0 million for December 31, 2011 and December 31, 2010, respectively. Our U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2011 and December 31, 2010, we also have foreign net operating loss carryforwards of $317.8 million and $325.8 million, respectively. Our foreign net operating loss carryforwards do not expire. In Australia, because we do not expect to generate a sufficient source of revenue to fully utilize our net operating loss carryforwards, we have recorded net deferred tax assets of $43.4 million and $72.4 million for December 31, 2011 and December 31, 2010, respectively. We also have certain state net operating loss carryforwards which begin to expire in 2020.

(b)
In making our assessment of the realization of deferred tax assets including net operating loss carry forwards, we considered all available evidence, including (i) current and projected financial reporting results; (ii) the carry forward periods for all taxable losses; (iii) the projected amount, nature and timing of the realization of deferred tax liabilities; (iv) implications of our tax sharing agreement with AIG; and (v) tax planning strategies.

        A reconciliation of the computed expected total provision for income taxes to the amount recorded is as follows:

	2011	2010	2009
	(Dollars in thousands)
Computed expected provision at 35%	$(361,893)	$(267,623)	$484,107
State income tax, net of Federal	21,852	(14,470)	5,777
Foreign Taxes	—	133	10
IRS audit adjustments(a)	37,011	8,656	2,185
Other(b)	(7,048)	4,336	3,910

Provision for income taxes	$(310,078)	$(268,968)	$495,989

(a)
We are periodically advised of certain IRS and other adjustments identified in the AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest.

(b)
Consists principally of various permanent items and an out-of-period adjustment related to the forfeitures of share-based deferred compensation awards.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(Dollars in thousands)
Balance at January 1, 2009	$121,482
Additions based on tax positions related to 2009	50,823
Additions for tax positions of prior years	1,121
Reductions for tax positions of prior years	—
Settlements	(7,602)

Balance at December 31, 2009	165,824

Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	$256,586

        Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. We recognized $8.8 million, $5.0 million and $2.2 million of interest, net of the federal benefit, in the Consolidated Statement of Operations for the years ended December 31, 2011, 2010, and 2009, respectively. At December 31, 2011, 2010, and 2009, we had accrued $21.9 million, $13.2 million and $8.2 million, respectively, for the payment of interest, net of the federal benefit. At December 31, 2011, 2010 and 2009, the amounts of unrecognized tax benefit that, if recognized, would favorably affect the tax rate were $48.5 million, $53.6 million and $50.8 million, respectively.

        Although we operate in various countries throughout the world, the major tax jurisdictions in which we operate in are the U.S. and Ireland. In the U.S., we are included in AIG's consolidated federal income tax return, which is subject to examination for tax years 2000 through 2010. In Ireland, we are subject to examination for tax years from 2007 through 2010.

Other Information	12 Months Ended
Dec. 31, 2011
Other Information
Other Information

Note P—Other Information

Concentration of Credit Risk

        We lease and sell aircraft to airlines and others throughout the world. The lease and notes receivables are from entities located throughout the world. We generally obtain deposits on leases and obtain collateral in flight equipment on notes receivable. No single customer accounted for more than 10% of total revenues in 2011, 2010 or 2009.

        Our 2011 revenues from rentals of flight equipment include $19.6 million (0.43% of total revenue) from lessees who have filed for bankruptcy protection or have ceased operations during 2011. In addition, our 2011 revenues from rentals of flight equipment include $159.6 million (3.53% of total revenue) from lessees who have filed for bankruptcy protection or have ceased operations subsequent to December 31, 2011.

Segment Information

        We operate within one industry: the leasing, sales and management of flight equipment. AeroTurbine is not material to our financial statements and therefore not considered a segment.

Geographic Concentration

        Revenues from rentals of flight equipment to airlines outside the U.S. were $4.2 billion in 2011, $4.4 billion in 2010 and $4.6 billion in 2009, comprising 94.4%, 93.6% and 92.9%, respectively, of total revenues from rentals of flight equipment. The following table sets forth the dollar amount and percentage of total revenues from rentals of flight equipment attributable to the indicated geographic areas based on each airline's principal place of business for the years indicated:

	2011			2010			2009
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,953,475		43.8%	$2,103,058		44.5%	$2,195,516	44.6%
Asia and the Pacific	1,356,603		30.5	1,455,873		30.8	1,503,241	30.5
The Middle East and Africa	555,058		12.5	585,679	(b)	12.4	412,687	8.4
U.S. and Canada	362,143		8.1	375,496	(b)	7.9	228,126	4.6
Central and South America and Mexico	227,126		5.1	206,396	(b)	4.4	588,683	11.9

	$4,454,405	(a)	100.0	$4,726,502		100.0%	$4,928,253	100.0%

(a)
Includes AeroTurbine revenue of $19,874 as of the acquisition date of October 7, 2011.

(b)
Amounts have been revised to reflect the proper revenues and percentages for the indicated regions. We previously reported the Middle East and Africa at $375,496 and 7.9%, U.S. and Canada at $206,396 and 4.4% and Central and South America and Mexico at $585,679 and 12.4%.

        The following table sets forth revenue attributable to individual countries representing at least 10% of total revenue in any year based on each airline's principal place of business for the years indicated:

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$766,350	17.2%	$815,683	17.3%	$879,073	18.3%
France	487,027	10.9	516,899	10.9	526,283	10.9

Currency Risk

        We attempt to minimize our currency and exchange risks by negotiating our aircraft purchase agreements and most of our aircraft leases in U.S. dollars. Some of our leases, however, are negotiated in Euros to meet the needs of a number of airlines. We have hedged part of future lease payments receivable through 2010. We bear risk of receiving less U.S. dollar rental revenue on lease payments not hedged and incurring future currency losses on cash held in Euros if the value of the Euro deteriorates against the U.S. dollar. Foreign currency transaction (losses) gains in the amounts of $(2.4) million, $(2.3) million and $5.5 million were recognized for the periods ended December 31, 2011, 2010, and 2009, respectively, and are included in Interest and other income in our Consolidated Statements of Operations.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

Note Q—Employee Benefit Plans

        Our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, a voluntary savings plan (401(k) plan) and various stock based and other compensation plans.

Pension Plans

        Pension plan and 401(k) plan expenses allocated to us by AIG were $4.7 million for 2011, $23.8 million for 2010, including a $20.2 million out of period adjustment, and $3.0 million for 2009, and are included in Selling, general and administrative in our Consolidated Statements of Operations. See Note A—Basis of Preparation.

        AIG's U.S. benefit plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2011 by approximately $454 million.

        Effective April 1, 2012, the AIG Retirement and AIG Excess Plans will be converted from final average pay to cash balance formulas comprised of pay credits based on six percent of a plan participant's annual compensation (subject to IRS limitations for the qualified plan) and annual interest credits. However, employees satisfying certain age and service requirements remain covered under the final average pay formula in the respective plans.

Stock-Based and Other Compensation Plans

        At December 31, 2011, our employees participated in the following stock-based and other compensation plans: (i) AIG 2007 Stock Incentive Plan; (ii) Starr International Company, Inc. Deferred Compensation Profit Participation Plans; (iii) AIG 2005-2006 Deferred Compensation Profit Participation Plan; (iv) AIG Partners Plan; (v) ILFC Deferred Compensation Plan; (vi) ILFC Long-Term Incentive Plan; and (vii) stock salary awards and restricted stock units, which are liability awards issued pursuant to executive compensation regulations applicable to AIG under the Troubled Asset Relief Program ("TARP").

        We recorded compensation expenses of $(3.2) million, $12.8 million and $14.0 million for our participation in AIG's share-based payment and liability programs and $9.9 million, $6.4 million and $12.6 million for our deferred compensation and long-term incentive plans for the years ended December 31, 2011, 2010, and 2009, respectively. The impact of all plans, both individually and in the aggregate, is immaterial to the consolidated financial statements.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies.
Commitments and Contingencies

M. Commitments and Contingencies

        At September 30, 2012, we had committed to purchase 233 new aircraft (of which seven are through sale-leaseback transactions), seven used aircraft from third parties, and nine new spare engines scheduled for delivery through 2019 with aggregate estimated total remaining payments (including adjustment for anticipated inflation) of approximately $17.7 billion. All of these commitments to purchase new aircraft and engines are based upon agreements with each of Boeing, Airbus and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase five engines under other flight equipment purchase agreements for an aggregate purchase commitment of $14.0 million.

Guarantees

  •
  Asset Value Guarantees:  We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of September 30, 2012, we provided 14 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. During 2011 and 2012, we have been called upon to perform under six such guarantees and, as a result, we purchased one used aircraft during the nine months ended September 30, 2012, and may purchase five used aircraft in 2013. At September 30, 2012, the total reserves related to these guarantees, both exercised and unexercised, aggregated $44.6 million. At September 30, 2012, the maximum aggregate potential commitment that we were obligated to pay under the 14 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $369 million.

  •
  Aircraft Loan Guarantees:  We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At September 30, 2012, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $10.6 million.

Legal Contingencies

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flights and seek unspecified damages for wrongful death, costs, and fees. There has been no material change to the Yemenia lawsuit since we filed our Form 10-K for the year ended December 31, 2011. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        Airblue Limited:    We were named in a lawsuit in connection with the 2010 crash of our Airbus A321-200 aircraft on lease to Airblue Limited, a Pakistani carrier. The plaintiffs were families of deceased occupants of the flight and sought unspecified damages for wrongful death, costs, and fees. As of September 30, 2012, settlements with the plaintiffs had been reached and a motion to dismiss the suit related to Airblue was granted by the Los Angeles Superior Court on September 26, 2012. All settlements related to the suit were covered by Airblue's insurance and had no effect on our financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of these matters, individually or in the aggregate, will be material to our consolidated financial condition, results of operations or cash flows.

Note R—Commitments and Contingencies

Aircraft Orders

        At December 31, 2011, we had committed to purchase 257 new aircraft, including 25 through sale-leaseback transactions, and nine new spare engines scheduled for delivery through 2019 with aggregate estimated total remaining payments (including adjustment for anticipated inflation) of approximately $19.2 billion. We have also agreed to purchase three used aircraft from third parties. All of these commitments to purchase new aircraft and engines are based upon agreements with each of the Boeing Company ("Boeing"), Airbus and Pratt and Whitney. In addition, we have also agreed to purchase two used aircraft and nine engines under other flight equipment purchase agreements for an aggregate purchase commitment of $34.8 million.

        The Boeing aircraft (models 737, 777 and 787), and the Airbus aircraft (models A320, A320neo, A321, A321neo, and A350XWB) are being purchased pursuant to the terms of purchase agreements executed by us and Boeing or Airbus. These agreements establish the pricing formulas (which include certain price adjustments based upon inflation and other factors) and various other terms with respect to the purchase of aircraft. Under certain circumstances, we have the right to alter the mix of aircraft type ultimately acquired. As of December 31, 2011, we had made non-refundable deposits on these purchase commitments of approximately $208.1 million and $46.4 million with Boeing and Airbus, respectively.

        Management anticipates that a portion of the aggregate purchase price for the acquisition of aircraft will be funded by incurring additional debt. The exact amount of the indebtedness to be incurred will depend upon the actual purchase price of the aircraft, which can vary due to a number of factors, including inflation, and the percentage of the purchase price of the aircraft which must be financed.

Guarantees

        Asset Value Guarantees:    We have guaranteed a portion of the residual value of 19 aircraft to financial institutions and other unrelated third parties for a fee. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. During the year ended December 31, 2011, we were called upon to perform under one such guarantee to purchase one aircraft in 2012. The transaction had no effect on our results of operations because the purchase price of the aircraft is approximately equal to its fair value. Further, we recorded a reserve of $13.5 million related to two aircraft after it was deemed probable that the guarantees would be exercised. At December 31, 2011, the maximum aggregate potential commitment that we were obligated to pay under such guarantees, without any offsets for the projected values of the aircraft, was approximately $450 million.

        Aircraft Loan Guarantees:    We guarantee two loans collateralized by aircraft to financial institutions. The guarantees expire in 2014, when the loans mature, and obligate us to pay an amount up to the guaranteed value upon the default of the borrower, which may be offset by a portion of the underlying value of the aircraft collateral, subject to certain adjustments. At December 31, 2011, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $17 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and loan guarantees. During 2011, we recorded reserves of $13.5 million relating to asset value guarantees. Carrying balance of guarantees were $21.2 million including reserves (2011) and $10.0 million (2010) is included in Accrued interest and other payables on our Consolidated Balance Sheets.

Leases

        We have operating leases for office space and office equipment extending through 2015. Rent expense was $13.0 million in 2011, $11.3 million in 2010 and $11.0 million in 2009. The leases provide for step rentals over the term and those rentals are considered in the evaluation of recording rent expense on a straight-line basis over the term of the lease. Tenant improvement allowances received from lessors are capitalized and amortized in selling, general and administrative expenses as a reduction of rent expense. Commitments for minimum rentals under the non-cancelable leases at December 31, 2011, are as follows:

(Dollars in thousands)
2012	$16,114
2013	17,260
2014	16,042
2015	11,158
2016	1,379
Thereafter	4,644

Total(a)	$66,597

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $5.0 million in the future under non-cancelable subleases.

Contingencies

Legal Contingencies

        Airblue Limited:    We are named in a lawsuit in connection the 2010 crash of our Airbus A320-200 aircraft on lease to Airblue Limited, a Pakistani carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in March 2011 in California Superior Court in Los Angeles County. The case is currently stayed pending appellate review of ILFC's motion to dismiss the complaint. While plaintiffs have not specified any amount of damages, we believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance in any event.

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. As with the Airblue lawsuit, this litigation was filed by the families of deceased occupants of the flight and seeks damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. The Yemenia lawsuit is in its incipient stages and plaintiffs have not claimed a specific amount of damages. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance in any event.

        We do not believe that the outcome of the Airblue or Yemenia lawsuits, individually or in the aggregate, will have a material effect on our consolidated financial condition, results of operations or cash flows. We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of any of these matters, individually or in the aggregate, will be material to our consolidated financial position, results of operations or cash flows.

Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

N. Variable Interest Entities

        Our leasing and financing activities require us to use many forms of SPEs to achieve our business objectives and we have participated to varying degrees in the design and formation of these SPEs. A majority of these entities are wholly owned; we are the primary or only variable interest holder, we are the only decision maker and we guarantee all the activities of the entities. However, these entities meet the definition of a VIE because they do not have sufficient equity to operate without our subordinated financial support in the form of intercompany notes and loans which serve as equity. We have a variable interest in other entities in which we have determined that we are the primary beneficiary, because we control and manage all aspects of the entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. We consolidate these entities into our condensed, consolidated financial statements and the related aircraft are included in Flight equipment under operating leases and the related borrowings are included in Secured debt financings on our Condensed, Consolidated Balance Sheets.

        We have variable interests in one entity, in which we have determined we are not the primary beneficiary because we do not have the power to direct the activities that most significantly affect this entity's economic performance. We previously sold one aircraft to the entity and the variable interests include debt financings and preferential equity interests. The individual financing agreements are cross-collateralized by the aircraft. We have a credit facility with this entity under which we have $6.5 million outstanding at September 30, 2012. We are fully reserved for the $6.5 million loss exposure we have related to this entity. We do not believe that we will have any further liquidity obligations to this entity.

Note S—Variable Interest Entities

        Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the activities, and being the sole shareholder of the VIE. Also see Note K—Debt Financings for more information on entities created for the purpose of obtaining financing.

Non-Recourse Financing Structures

        We consolidate two entities in which ILFC has a variable interest, each of which was established to obtain secured financing for the purchase of one aircraft. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. See Note K—Debt Financing for further information.

Wholly-Owned ECA Financing Vehicles

        We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements.

Other Secured Financings

        We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements. See Note K—Debt Financing for more information on these financings.

Wholly-Owned Leasing Entities

        We have created wholly owned subsidiaries for the purpose of facilitating aircraft leases with airlines. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany loans, which serve as equity. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of the entities. These entities are therefore consolidated into our consolidated financial statements.

Investment Activities

        We have variable interests in ten entities to which we previously sold aircraft. The interests include debt financings, preferential equity interests and in some cases providing guarantees to banks which had provided the secured senior financings to the entities. Each entity owns one aircraft. The individual financing agreements are cross-collateralized by the aircraft. Prior to 2010, we had determined that we were the PB of these entities based on the previous definition of a PB, which consisted principally of an expected loss model, due to our exposure to the majority of the expected losses of these entities and we therefore consolidated these entities into our consolidated financial statements. Net expenses in the amounts of $7.2 million were included in our Consolidated Statements of Operations for the years ended December 31, 2009 for these entities.

        In January 2010 we adopted a new accounting standard that amended the rules in the determination of a PB. While we determined that we were not involved with any VIEs that were not previously consolidated that had to be consolidated as a result of the adoption of this standard, we determined that we were no longer the PB of ten VIEs that were previously consolidated. Accordingly, on January 1, 2010, we deconsolidated these entities and we removed Assets of VIEs and Liabilities of VIEs of $79.7 million and $6.5 million, respectively, that were previously reflected on our Consolidated Balance Sheet at December 31, 2009. Further, as a result of the adoption of this standard, we recognized a $15.9 million charge, net of tax, to beginning retained earnings on January 1, 2010. See Note S of Notes to Consolidated Financial Statements.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

O. Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Condensed, Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis, categorized using the fair value hierarchy described above:

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
September 30, 2012
Derivative assets	$—	$70		$—	$—	$70 (a)
Derivative liabilities	—	(23,910	)(b)	—	—	(23,910)

Total	$—	$(23,840)		$—	$—	$(23,840)

December 31, 2011
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756)	(b)	—	—	(31,756)

Total	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.6 million and $6.4 million as of September 30, 2012 and December 31, 2011, respectively.

        At September 30, 2012 and December 31, 2011, our derivative portfolio consisted of interest rate swap and interest rate cap contracts. The fair value of these instruments are based upon a model that employs current interest and volatility rates, as well as other observable inputs as applicable. As such, the valuation of these instruments is classified as Level 2.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of flight equipment and certain other assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of flight equipment is classified as a Level 3 valuation. Management evaluates quarterly the need to perform a recoverability assessment of flight equipment, and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our flight equipment may not be recoverable, which may require us to change our assumptions related to future projected cash flows. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of the recoverability process, we update the critical and significant assumptions used in the recoverability assessment.

        Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, contingent rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the nine months ended September 30, 2012 and 2011, as provided in Note H—Aircraft Impairment Charges on Flight Equipment Held for Use and Note I—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of.

        The following table presents the effect on our condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment impaired during the nine months ended September 30, 2012:

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Other Adjustments		Book Value at September 30, 2012
	(Dollars in thousands)
Flight equipment under operating lease	$460,599	$(190,721)	$(102,673)	$(22,562)	$(8,319	)(a)	$136,324
Flight equipment held for sale	—	—	40,698	(626)	(2,967)		37,105
Lease receivables and other assets(b)	—	—	34,677	—	—		34,677
Net investment in finance and sales-type leases(c)	—	—	27,298	—	—		27,298

Total	$460,599	$(190,721)	$—	$(23,188)	$(11,286)		$235,404

(a)
Includes increases of $53,408 primarily related to the addition of an aircraft through the exercise of an option and an engine exchange transaction.

(b)
Reclassification represents fair value of aircraft parts.

(c)
Excludes measurement of finance and sales-type leases recorded at a gain.

Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3

        We measure the fair value of flight equipment on a non-recurring basis, when GAAP requires the application of fair value. The fair value of flight equipment is used in determining the value of (i) aircraft held for use in our fleet, (ii) aircraft expected to be parted-out, (iii) aircraft to be sold, (iv) aircraft sold as part of sales-type leases, (v) aircraft residual value and loan guarantees, (vi) and the realization of secured notes receivable. We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. The key inputs to the income approach include the current contractual lease cash flows, projected non-contractual future lease cash flows, both of which include estimates of contingent rental cash flows, where appropriate, extended to the end of the aircraft's economic life or to the end of our estimated holding period in its highest and best use configuration, as well as a contractual or estimated disposition value. The determination of these key inputs in applying the income approach is discussed below.

        The current contractual lease cash flows are based on the in-force lease rates. The projected non-contractual lease cash flows are estimated based on the aircraft type, age, and airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to a follow-on lease term(s), which are estimated based on the age of the aircraft at the time of re-lease. Follow-on leases are assumed through the aircraft's estimated economic life or estimated holding period. The holding period assumption is the period over which future cash flows are assumed to be generated. Our general assumption is that the aircraft will be leased over a 25-year estimated useful life. However, if a sale or future part-out is likely or has been contracted for, or if an aircraft's estimated future leasability is uncertain, the holding period will be shorter. This holding period is based on the estimated or actual sales date or estimated future part-out or disposal date, respectively. The disposition value is generally estimated based on the type of aircraft (i.e. widebody or narrowbody) and the type and the number of engines on the aircraft. In situations where the aircraft will be disposed of, the residual value assumed is based on a current part-out value, if available, or the contracted sale price, respectively.

        The aggregate cash flows, as described above, are then discounted. The estimated discount rate used is based on the type and age of the aircraft, as well as the duration of the holding period, and incorporates market participant assumptions regarding the likely debt and equity financing components and the required returns of those financing components. Management has identified the key elements affecting the fair value calculation as the discount rate used to discount the estimated cash flows, the holding period of the flight equipment, and the proportion of contractual versus non-contractual cash flows.

	Fair Value at September 30, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$159.0	Income Approach	Discount Rate	8.0%-14.5% (10.5%)
			Remaining Holding Period	0-9 years (2 years)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (32%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended September 30, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.

Sensitivity to Changes in Unobservable Inputs

        We consider unobservable inputs to be those for which market data is not available and that we developed using the best information available to us related to assumptions market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the asset or liability being measured at fair value. The effect of a change in a particular assumption is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on inputs.

        The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate, the remaining holding period and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, and can be impacted by fluctuations in required rates of return in debt and equity, and loan to value ratios. The remaining holding period and non-contractual cash flows represent management's estimate of the remaining service period of an aircraft and the estimated non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate applied would have an inverse effect on the fair value of an aircraft, while an increase in the remaining holding period or the estimated non-contractual cash flows would increase the fair value measurement.

Note T—Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, categorized using the fair value hierarchy described above.

	Level 1	Level 2	Level 3	Counterparty Netting(a)	Total
	(Dollars in thousands)
December 31, 2011:
Derivative assets	$—	$198 (b)	$—	$—	$198
Derivative liabilities	—	(31,756)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)	$—	$—	$(31,558)

December 31, 2010:
Derivative assets	$—	$116,394 (c)	$—	$(56,244)	$60,150
Derivative liabilities	—	(56,244)	—	56,244	—

Total derivative assets, net	$—	$60,150	$—	$—	$60,150

(a)
As permitted under GAAP, we have elected to offset derivative assets and derivative liabilities under our master netting agreement.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(c)
The balance includes CVA and MVA adjustments of $6.4 million and $0.8 million as of December 31, 2011 and 2010, respectively.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of aircraft, including aircraft residual value guarantees, on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of an aircraft is classified as a Level 3 valuation. Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, contingent rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the years ended December 31, 2011 and 2010, as provided in Note F—Aircraft Impairment Charges on Flight Equipment Held for Use and Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed. We recorded a reserve related to a residual value guarantee for the year ended December 31, 2011, as provided in Note R—Commitments and Contingencies.

        The following table presents the effect on our consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment for the year ended December 31, 2011:

	Book Value at December 31, 2010	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments	Book Value at December 31, 2011
	(Dollars in millions)
Flight equipment under operating lease	$3,571,395	$(1,739,656)	$72,643	$(89,807)	$(229,412)	$1,585,164
Flight equipment held for sale	262,291	3,726	(78,673)	(187,344)	—	—
Lease receivables and other assets	—	(1,578)	8,398	—	(1,000)	5,820
Net investment in finance and sales-type leases	—	—	2,287	—	(442)	1,845

Total	$3,833,686	$(1,737,508)	$4,655	$(277,151)	$(230,854)	$1,592,829

Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

P. Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At September 30, 2012, we had interest rate swap agreements entered into with a related counterparty and two interest rate cap agreements entered into with an unrelated counterparty in connection with a secured financing transaction. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements mature in 2018. Previously we were also party to two foreign currency swap agreements that matured during 2011 and were entered into with a related counterparty.

        All our interest rate swap and foreign currency swap agreements have been or were designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We have not designated the interest rate cap agreements as hedges, and all changes in fair value are recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note O—Fair Value Measurements). Our interest rate cap agreements are recorded at fair value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding:

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
September 30, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$365,982	$(23,910)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$69,036	$70	$—	$—

Total derivatives		$70		$(23,910)

December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        We recorded the following in OCI related to derivative instruments designated as hedging instruments:

	(Loss) Gain
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,275	$9,908	$5,715	$17,604
Foreign exchange swap agreements(b)	—	2,113	—	140,029
Amortization of balances of de-designated hedges and other adjustments	282	610	847	2,525
Foreign exchange component of cross currency swaps charged (credited) to income	—	11,400	—	(104,800)
Income tax effect	(904)	(8,411)	(2,216)	(19,375)

Net changes in fair value of cash flow hedges, net of taxes	$1,653	$15,620	$4,346	$35,983

(a)
Includes the following amounts for the following periods:

Three months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(1,898) and $3,730, respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $4,173 and $6,178, respectively.

Nine months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,136) and $(1,988), respectively and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $13,851 and $19,592, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $(8,785); and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $10,898.

Nine months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320.

        We estimate that within the next twelve months, we will amortize into earnings approximately $14.1 million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in Other Expenses on the Condensed, Consolidated Statements of Income:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Ineffectiveness recorded on interest rate swap agreements(a)	$(19)	$(27)	$(64)	$(85)
Ineffectiveness recorded on foreign exchange swap agreements(a)	—	—	—	1,008

Total	(19)	(27)	(64)	923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements	174	(341)	368	(1,467)

Reconciliation to Condensed, Consolidated Statements of Income:
Income effect of maturing derivative contracts	—	(6,502)	—	(6,502)

Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(610)	(847)	(2,525)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	$(127)	$(7,480)	$(543)	$(9,571)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

Note U—Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At December 31, 2011, we had interest rate swap agreements with a related counterparty and interest rate cap agreements with an unrelated counterparty. During the year ended December 31, 2011, we were party to two foreign currency swap agreements with a related counterparty that matured during such period.

        We record changes in fair value of derivatives in income or OCI depending on the designation of the hedge as either a fair value hedge or cash flow hedge, respectively. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. In the case of a de-designation of a derivative contract, the balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements mature in 2018.

        We have entered into two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction. We have not designated the interest rate caps as hedges, and all changes in fair value are recorded in income.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. During the second quarter of 2011, we novated our master netting agreement, changing our counterparty from AIGFP to AIG Markets, Inc., both wholly owned subsidiaries of AIG. All other terms of our master netting agreement remained unchanged and all instruments designated as hedges continued to qualify for their respective treatment under US GAAP. Our interest rate swap agreements are recorded at fair value on our balance sheet on a net basis in Derivative assets and Derivative liabilities (see Note T—Fair Value Measurements). Our interest rate cap agreements are included in Lease receivables and other assets. We account for all of our interest rate swap and foreign currency swap agreements as cash flow hedges. We do not have any credit risk related contingent features and are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(In thousands)
December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Foreign exchange swap agreements	€—	—	—	—

Total derivatives designated as hedging instruments		$—		$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198		$—

Total derivatives		$198		$(31,756)

December 31, 2010:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$625,717	$(56,244)
Foreign exchange swap agreements	€1,000,000	114,431	$—	$—

Total derivatives designated as hedging instruments		$114,431		$(56,244)

Derivatives not designated as hedging instruments:
Interest rate cap agreements	$89,520	$1,963	$—	$—

Total derivatives(c)		$116,394		$(56,244)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the 2011 Consolidated Balance Sheet.

(c)
Derivative assets and liabilities are presented net in Derivative assets on the 2010 Consolidated Balance Sheet.

        During the years ended December 31, 2011, 2010 and 2009, we recorded the following in OCI related to derivative instruments:

	December 31
Gain (Loss)	2011	2010	2009
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$23,059	$3,949	$44,176
Foreign exchange swap agreements(c)	140,029	(111,473)	116,441
Amortization of balances of de-designated hedges and other adjustments	2,809	3,372	(485)
Foreign exchange component of cross currency swaps credited (charged) to income	(104,800)	225,700	(114,620)
Income tax effect	(21,384)	(42,542)	(15,929)

Net changes in cash flow hedges, net of taxes	$39,713	$79,006	$29,583

(a)
Includes $7.0 million, $23.3 million and $(12.7) million of combined CVA and MVA for the years ended December 31, 2011, 2010 and 2009.

(b)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(2,166), $(27,733) and $7,260, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(25,225), $(31,682) and $(36,916), respectively.

(c)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709, $(172,003) and $66,037, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(31,320), $(60,530) and $(50,404), respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(17.1) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in the Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2011	2010	2009
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(111)	$(156)	$(868)
Foreign exchange swap agreements	1,008	(26,788)	12,791

Total	897	(26,944)	11,923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	(1,394)	(2,062)	(647)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	(6,502)	(15,409)	9,689
Reclassification of amounts de-designated as hedges recorded in AOCI	(2,809)	(3,372)	485

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(9,808)	$(47,787)	$21,450

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.4) million, $(0.1) million and $(0.8) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2011, 2010 and 2009, respectively.

Fair Value Disclosures of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures of Financial Instruments
Fair Value Disclosures of Financial Instruments

Q. Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments are as follows:

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
September 30, 2012
Cash, including restricted cash	$319,218	$2,698,049 (a)	$—	$3,017,267	$3,017,267
Notes receivable	—	18,874	—	18,874	18,973
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(7,607,860)	—	(25,857,080)	(24,209,105)
Derivative assets	—	70	—	70	70
Derivative liabilities	—	(23,910)	—	(23,910)	(23,910)
Guarantees	—	—	(52,273)	(52,273)	(49,685)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336 (a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713	—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)	—	(24,228,045)	(24,384,272)
Derivative assets	—	198	—	198	198
Derivative liabilities	—	(31,756)	—	(31,756)	(31,756)
Guarantees	—	—	(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $371.1 million (2012) and $414.8 million (2011).

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value. We consider time deposits Level 2 valuations because the amounts are not readily available for immediate withdrawal.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analysis, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using a discounted cash flow analysis, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using a discounted cash flow analysis based on credit default spreads. The fair value of our long-term secured debt is estimated using discounted cash flow analysis based on credit default spreads.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes, among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees entered into after December 31, 2002, are included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount adjusted for potential exposure and probability of exercise.

Note V—Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values of our financial instruments at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)
	(Dollars in thousands)
Cash, including restricted cash	$2,389,816	$2,389,816	$3,524,750 (a)	$3,524,750
Notes and trade receivables	9,489	8,713	65,065	64,622
Debt financing (including subordinated debt and foreign currency adjustment)	(24,384,272)	(24,228,045)	(27,789,786)	(28,267,765)
Derivative assets(b)(c)	198	198	60,150	60,150
Derivative liabilities(b)	31,756	31,756	—	—
Guarantees	(21,164)	(34,103)	(10,013)	(11,654)
(a)
Includes restricted cash of $414.8 million (2011) and $457.1 million (2010).

(b)
Includes combined CVA and MVA of $6.4 million (2011) and $23.3 million (2010).

(c)
2010 balance is presented net of liabilities of $56,244.

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analyses, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using discounted cash flow analyses, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using discounted cash flow analysis based on credit default spreads. The market value of floating rate secured debt is approximately equal to par. Fair value of secured fixed rate debt is calculated using mid-market values.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees entered into after December 31, 2002, are included in Accrued interest and other payables on our Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount adjusted for the probability of exercise.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Event
Subsequent Events

Note W—Subsequent Events

Bankruptcies

        Subsequent to December 31, 2011, four of our customers, including one with two separate operating certificates, ceased operations or filed for bankruptcy, or its equivalent, and returned 42 of our aircraft. As a result, we performed a recoverability analysis and recorded impairments of $43.9 million in 2011 related to those aircraft (see Note F—Aircraft Impairment Charges on Flight Equipment Held for Use). In addition, we also recorded aggregate reserves of $23.0 million on two finance and sales-type leases (see Note J—Net Investment in Finance and Sales-type Leases) for the year ended December 31, 2011. See Note P—Other Information for lease revenue from lessees who have filed for bankruptcy protection or have ceased operations.

Senior Secured Term Loan

        On February 23, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and bears interest at LIBOR plus a margin of 4.0%, or, if applicable, a base rate plus a margin of 3.0%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain special purpose subsidiaries of the subsidiary borrower ("SPEs") that have been designated as non-restricted under our indentures and that hold title to 62 aircraft and all related equipment and leases with an average appraised base market value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011. The $1.66 billion equals an initial loan-to-value ratio of approximately 54%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to February 23, 2013.

        The loans require a loan-to-value ratio of no more than 63%. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Repayment and Termination of Credit Facility

        On February 23, 2012, we repaid and terminated our $2.5 billion revolving credit agreement, dated as of October 13, 2006 and amended as of April 16, 2010 and December 17, 2010. As of December 31, 2011, there was $456.9 million outstanding under this credit facility, consisting of secured loans that were scheduled to mature in October 2012. The loans were secured by a lien on the equity interests of certain of our non-restricted subsidiaries that own certain aircraft, some of which were used to secure our new secured term loan described above.

AeroTurbine Revolving Credit Agreement

        On February 23, 2012, we increased the aggregate amount available under the AeroTurbine credit facility dated December 9, 2011, by $95 million for a maximum aggregate available amount of $430 million. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note X—Quarterly Financial Information (Unaudited)

        We have set forth below selected quarterly financial data for the years ended December 31, 2011 and 2010. The following quarterly financial information for each of the three months ended and at March 31, June 30, September 30, and December 31, 2011 and 2010 is unaudited. As stated in Note A—Basis of Preparation, the classification of certain revenue and expense amounts in our prior period financial statements were revised to conform to current period presentation, reflecting the basis of our assets and liabilities used by AIG. We have presented these amounts separately below, both as reported and as revised, for AIG's basis in our assets and liabilities.

As previously reported:

	Quarter
	First	Second	Third		Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153		N/A	N/A
Pre-tax (Loss) Income(a)	117,362	106,057	(1,272,426)		N/A	N/A
Net (Loss) Income(a)	73,721	72,680	(837,685)		N/A	N/A
Year Ended December 31, 2010
Total Revenues	$1,244,132	$1,172,644	$1,211,535		$1,170,569	$4,798,880
Pre-tax Income(b)	(98,612)	174,358	(157,185	)(c)	(510,429)	(591,868)
Net Income(b)	(62,926)	110,753	(105,535)		(326,050)	(383,758)
(a)
During 2011, we recorded impairment charges and fair value adjustments of $103.3 million, $43.8 million, $1,459.0 million and $110.4 million during the first, second, third and fourth quarters, respectively, related to 127 aircraft.

(b)
During 2010, we recorded impairment charges and fair value adjustments of $353.4 million, $61.2 million, $407.4 million and $676.7 million during the first, second, third and fourth quarter, respectively, related to 155 aircraft.

(c)
In the third quarter of 2010, we recorded an out of period adjustment which decreased pretax income by $20.2 million related to prior quarters and years and relating to certain pension costs under a non qualified plan covering certain ILFC employees for the service period of 1996-2010.

Revised:

	Quarter
	First	Second	Third		Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153		$1,109,465	$4,526,663
Pre-tax (Loss) Income(a)	110,676	107,752	(1,336,954)		84,547	(1,033,979)
Net (Loss) Income(a)	69,384	73,780	(879,541)		12,476	(723,901)
Year Ended December 31, 2010
Total Revenues	$1,244,132	$1,172,644	$1,211,535		$1,170,569	$4,798,880
Pre-tax Income(b)	(96,774)	171,487	(231,606	)(c)	(607,743)	(764,636)
Net Income(b)	(61,736)	108,894	(153,736)		(389,090)	(495,668)
(a)
During 2011, we recorded impairment charges and fair value adjustments of $111.1 million, $43.8 million, $1,525.3 million and $57.3 million during the first, second, third and fourth quarter, respectively, related to 130 aircraft.

(b)
During 2010, we recorded impairment charges and fair value adjustments of $348.9 million, $61.2 million, $480.1 million and $773.0 million during the first, second, third and fourth quarter, respectively, related to 159 aircraft.

(c)
In the third quarter of 2010, we recorded an out of period adjustment which decreased pretax income by $20.2 million related to prior quarters and years and relating to certain pension costs under a non qualified plan covering certain ILFC employees for the service period of 1996-2010.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation
Principles of Consolidation: The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the primary beneficiary ("PB"). Prior to January 1, 2010, the PB of a VIE was defined as the party with a variable interest in an entity that absorbs the majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both. On January 1, 2010, a new accounting standard became effective that changed the PB to the enterprise that has the power to direct the activities of a VIE that most significantly affect the entity's economic performance, in addition to looking at which party absorbs losses and has the right to receive benefits. See Note S—Variable Interest Entities.

Variable Interest Entities
Variable Interest Entities: We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; (iv) ; and (v) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) purposes and interests of all parties involved. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Lease Revenue

Lease Revenue:    We lease flight equipment principally under operating leases and recognize rental revenue ratably over the life of the lease. The difference between the rental revenue recognized and the cash received under the provisions of our leases is included in Lease receivables and other assets on our Consolidated Balance Sheets. Past-due rental revenue is recognized on the basis of management's assessment of collectability. Management monitors all lessees that are behind in lease payments and evaluates lessee operational and financial issues to determine the amount of rental revenue to recognize for past due amounts. Our customers make lease payments in advance and we generally recognize rental revenue only to the extent we have received payments or hold security deposits. In certain cases, leases provide for additional rental revenue based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. A cycle is defined as one take-off and landing. The usage is typically reported monthly by the lessee. Rental revenue received under the lease agreements, but unearned, is included in Rentals received in advance on our Consolidated Balance Sheets.

        Lease revenues from the rental of flight equipment are reduced by the amortization of lease incentives, which primarily consist of our maintenance contributions to lessees in connection with the lease of used aircraft. Lease revenues from the rental of flight equipment are also reduced by payments received directly by us or by our customers from the aircraft and engine manufacturers.

Overhaul Rentals

Overhaul Rentals:    Under the provisions of our leases, lessees are responsible for maintenance and repairs, including major maintenance (overhauls) over the term of the lease. Under the provisions of many of our leases, we receive overhaul rentals based on the usage of the aircraft, calculated based on number of hours or cycles operated. The usage is typically reported monthly by the lessee. For certain airframe and engine overhauls incurred by our lessees, we reimburse the lessee for costs up to, but not exceeding, related overhaul rentals that the lessee has paid to us.

        We recognize overhaul rentals received as revenue, net of estimated overhaul reimbursements. We estimate expected overhaul reimbursements during the life of the lease, which requires significant judgment. Management determines the reasonableness of the estimated future overhaul reimbursement rate considering quantitative and qualitative information including (i) changes in historical pay-out rates from period to period; (ii) trends in reimbursements made; (iii) trends in historical pay-out rates for expired leases; (iv) future estimates of pay-out rates on leases scheduled to expire in the near term; (v) changes in our business model and portfolio strategies and (vi) other factors affecting the future pay-out rates that may occur from time to time. Changes in the expected overhaul reimbursement estimate result in an adjustment to the cumulative deferred overhaul rental balance sheet amount, which is recognized in current period results. If overhaul reimbursements are different than our estimates, or if estimates of future reimbursements change, there could be a material impact on our results of operations in a given period. Except as disclosed under Capitalized Major Maintenance Costs and Lease Incentive Costs, we generally do not contribute to the cost of overhauls when we do not receive overhaul rentals. In connection with a lease of a used aircraft, we do, however, generally agree to contribute to the first major maintenance event the lessee incurs during the lease. At the time we pay the agreed upon maintenance contribution, we record the contribution against the overhaul rental deposits to the extent we have received overhaul rentals from the lessee, or against return condition deficiency deposits to the extent we have received such deposits from the prior lessee. We capitalize any amount of the actual maintenance contributions in excess of the overhaul rental deposits and payments received from lessees for deficiencies in return conditions as lease incentives and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

Capitalized Major Maintenance Costs
Capitalized Major Maintenance Costs: When an aircraft is repossessed or when a lessee defaults on its lease obligations, we may be required to perform major maintenance on the aircraft. In these instances, if we have not received sufficient overhaul rentals under the lease, we capitalize the costs of the overhaul, to the extent that those costs meet the recognition criteria of an asset, and amortize those costs over the period until the next estimated overhaul event.

Return Condition Payments

Return Condition Payments:    We may receive payments from our lessees at the conclusion of a lease, rather than requiring the lessee to make the required repairs to meet return conditions. These return condition payments are generally negotiated to facilitate an efficient return of the aircraft, which generally causes the aircraft to be delivered to the next lessee in a condition less than anticipated in the lease negotiations. The return condition payments are initially recognized as a reserve for aircraft costs deferred liability on our Consolidated Balance Sheets. Any reserve for aircraft cost deferred liability amounts in excess of the follow-on lease commitments are recognized as revenue once the estimate of the follow-on commitment has been determined or when the work has been performed.

        In the event we do not receive return condition payments from a prior lessee, or the return condition payment is not sufficient to cover a follow-on commitment, and we agree to reimburse a lessee for certain future maintenance costs, we capitalize and amortize those costs as a reduction of lease revenue over the term of the lease.

Lease Incentive Costs
Lease Incentive Costs: Amounts paid by us to lessees or other parties in connection with the lease transactions, including contributions to the lessee's first major maintenance event, in excess of overhauls received and return condition payments received, and lessee specific aircraft cabin modifications are capitalized as lease incentive costs and amortized over the term of the lease as a reduction of lease revenue.

Flight Equipment Marketing and Gain on Aircraft Sales
Flight Equipment Marketing and Gain on Aircraft Sales: Flight equipment marketing consists of gains generated from the sale of flight equipment and commissions generated from the leasing and sales of managed aircraft. Flight equipment sales are recognized when substantially all of the risks and rewards of ownership have passed to the new owner. Retained lessee obligations, if any, are recognized as reductions to Flight equipment marketing gain at the time of the sale.

Cash
Cash: We consider cash and cash equivalents with original maturity dates of 90 days or less to be cash on hand and highly liquid investments. At December 31, 2011 and 2010, respectively, cash and cash equivalents consisted of cash on hand and time deposits.

Restricted Cash
Restricted Cash: Restricted cash consists of segregated security deposits, maintenance reserves, and rental payments related to aircraft funded under the 1999 and 2004 ECA facilities and proceeds from certain secured financings that becomes available to us as we transfer collateral to certain subsidiaries created to hold the aircraft serving as collateral, for such indebtedness. See Note K—Debt Financing

Foreign Currency
Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into US dollars using the exchange rates at the balance sheet date. Foreign currency transaction gains or losses are translated into US dollars at the transaction date.

Flight Equipment under Operating Leases

 Flight Equipment under Operating Leases:    Flight equipment under operating leases is stated at cost. Purchases, major additions and modifications and interest on deposits during the construction phase are capitalized. We generally depreciate passenger aircraft using the straight-line method over a 25-year life from the date of manufacture to a 15% residual value. When we change the useful lives or residual values of our aircraft, we adjust our depreciation rates on a prospective basis.

        Based on the annual impairment assessment performed in the third quarter of 2011, we changed the estimated useful life of 140 out of production aircraft or aircraft impacted by new technology developments and changed the residual values of 127 such aircraft. In addition, we changed the useful lives of our ten freighter aircraft from 35 to 25 years. In the fourth quarter of 2011, we began to depreciate these aircraft over the remaining revised useful lives, utilizing the revised residual values, as applicable.

Vendor Payments
Vendor Payments: As part of the purchase of new aircraft, aircraft engines, and related equipment we will often obtain payments from our vendors in the form of cash and other consideration ("Vendor Payments"). Generally, Vendor Payments are recognized as a reduction in the purchase price of aircraft, unless facts and circumstances indicate that the Vendor Payment was provided as compensation for a service provided or a reimbursement of costs incurred by us to sell the vendor's products.

Impairments on Flight Equipment Held for Use and Flight Equipment Held for Sale

Impairments on Flight Equipment Held for Use:    Management evaluates quarterly the need to perform a recoverability assessment of held for use aircraft considering the requirements under GAAP and performs this assessment at least annually for all aircraft in our fleet. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable, which may require us to change our assumptions related to future estimated cash flows. These events or changes in circumstances consider potential sales, changes in contracted lease terms, changes in the status of a lease, including re-lease or not subject to lease, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Economic and market circumstances include the risk factors affecting the airline industry.

        The undiscounted cash flows used in the recoverability assessment consist of cash flows from currently contracted leases, future projected lease cash flows, including contingent rentals and an estimated disposition value, as appropriate, for each aircraft. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of our recurring recoverability assessment process, we update the critical and significant assumptions used in the recoverability assessment, including projected lease rates and terms, residual values, overhaul rental realization and aircraft holding periods. In updating these critical and significant assumptions for 2011, we considered (i) current and future expectations of the global demand for a particular aircraft type; (ii) the impact of fuel price volatility and higher average fuel prices; (iii) the growing impact of new technology aircraft; (iv) the higher production rates sustained by manufacturers for more fuel-efficient newer generation aircraft during the recent economic downturn; (v) the unfavorable impact of low rates of inflation on aircraft values; (vi) current market conditions and future industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; (vii) decreasing number of lessees for older aircraft; (viii) new end-of-life management capabilities resulting from our acquisition of AeroTurbine; and (ix) events occurring subsequent to our balance sheet date that affected the value of our fleet. In the event that an aircraft does not meet the recoverability assessment, the aircraft will be re-measured to fair value in accordance with our Fair Value Policy resulting in an impairment charge. Our Fair Value Policy is described below under "—Fair Value Measurements." Impairment charges recognized related to our fleet held for use are classified in Selling, general and administrative, or if material, are presented separately on our Statements of Operations.

        Flight Equipment Held for Sale:    We classify aircraft as Flight equipment held for sale when all the criteria under GAAP are met. Aircraft classified as Flight equipment held for sale are recognized at the lower of their carrying amount or estimated fair value less estimated costs to sell. If the carrying value of the aircraft exceeds its estimated fair value, then a fair value adjustment is recognized in Selling, general and administrative, or if material, presented separately on our Consolidated Statements of Operations.

        Management uses judgment in evaluating these criteria. Due to the significant uncertainties of potential sale transactions, the held for sale criteria generally will not be met unless the aircraft is subject to a signed sale agreement, or management has made a specific determination and obtained appropriate approvals to sell a particular aircraft or group of aircraft. At the time aircraft are sold, or classified as Flight equipment held for sale, the cost and accumulated depreciation are removed from the related accounts and we cease recognizing depreciation expense.

        We designate an aircraft for part-out when the aircraft is subject to an executed consignment agreement. At that time we reclassify the aircraft from Flight equipment under operating leases to Lease receivables and other assets at the lower of their carrying amount or estimated fair value less estimated costs to sell. At the time aircraft are classified as parts inventory and recorded in Lease receivables and other assets, the cost and accumulated depreciation are removed from the related accounts.

Investment in finance and sales-type leases
Investment in finance and sales-type leases: If a lease meets specific criteria under GAAP at the inception of the lease, then we recognize the lease as a Net investment in finance and sales-type lease on our Consolidated Balance Sheets. For sales-type leases we de-recognize the aircraft from our Consolidated Balance Sheets and recognize the difference of the aircraft carrying value and the Net investment in finance and sales-type leases as a gain or loss in our Consolidated Statements of Operations. The amounts recognized for finance and sales-type leases consist of lease receivables, plus the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. The unearned income is recognized as Interest and other income in our Consolidated Statements of Operations over the lease term in a manner that produces a constant rate of return on the Net investment in finance and sales-type lease.

Allowance for Credit Losses

Allowance for Credit Losses:    An allowance for credit losses is established if there is evidence that we will be unable to collect all amounts due according to the original contractual terms of the Net investment in finance and sales-type receivables and notes receivable ("Financing Receivables"). Financing Receivables comprise net investment in finance and sales-type leases recognized at the gross investment in the lease, less unearned income, and notes receivable recognized at cost. The allowance for credit losses is reported as a reduction of the Financing Receivables carrying value on the Consolidated Balance Sheets. Additions to the allowance for credit losses are recognized in our Consolidated Statements of Operations in Selling, general and administrative expenses, or separately in Other expenses, if material.

        Collectability of Financing Receivables is evaluated periodically and on an individual note and customer level. Notes receivables are considered impaired when we determine that it is probable that we will not be able to collect all amounts due according to the original contractual terms. Individual credit exposures are evaluated based on the realizable value of any collateral, and payment history. The estimated recoverable amount is the value of the expected future cash flows, including amounts that may be realized from the value of the collateral. Allowances for specific credit losses are established for the difference between the carrying amount and the estimated recoverable amount. The accrual of interest income based on the original terms of the Notes receivable is discontinued based on the facts and circumstances of the individual credit exposure, and any future interest income is recognized based on cash receipts. Any subsequent changes to the amounts and timing of the expected future cash flows compared with the prior estimates result in a change in the allowance for credit losses and are charged or credited to Selling general and administrative expense. An allowance is generally reversed only when cash is received in accordance with the original contractual terms of the note. A write-off of the Notes receivable is made when all hope of recoverability has been abandoned or amounts have been forgiven. Write-offs are charged against previously established allowances for credit losses. Recoveries in part or in full of amounts previously written off are credited to credit loss expense.

        The evaluation of the collectability of the finance and sales-type leases considers the credit of the lessee and the value of the underlying aircraft.

Capitalized Interest
Capitalized Interest: We borrow funds to finance progress payments for the construction of flight equipment ordered. We capitalize the interest incurred on such borrowings. This amount is calculated using our composite borrowing rate and is included in the cost of the flight equipment.

Deferred Debt Issue Costs and Debt Discounts and Premiums
Deferred Debt Issue Costs and Debt Discounts and Premiums: We incur costs in connection with issuing debt. These costs are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. In the event that we issue debt at a discount or premium, we amortize the amount of discount or premium over the life of the debt using the effective interest method.

Derivative Financial Instruments

Derivative Financial Instruments:    We employ a variety of derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on our Consolidated Balance Sheets at fair value. AIG Markets, Inc., a related party, is the counterparty to all our interest swaps and foreign currency swaps. We apply either fair value or cash flow hedge accounting when transactions meet specified criteria for hedge accounting treatment. If the derivative does not qualify for hedge accounting, the gain or loss is immediately recognized in earnings. If the derivative qualifies for hedge accounting and is designated and documented as a hedge, changes in fair value of the hedge are either recognized in income along with the change in fair value of the item being hedged for fair value hedges, or recognized in Accumulated other comprehensive income ("AOCI") to the extent the hedge is effective for cash flow hedges. We have elected to classify the cash flows from derivative instruments that have been designated as fair value or cash flow hedges in accordance with GAAP in the same category as the cash flows from the items being hedged.

        At the time the derivative is designated as a hedge, we formally document the relationship between hedging instrument and hedged item including risk management objectives and strategies for undertaking the hedge transactions. This includes linking the derivative designated as a fair value, a cash flow, or a foreign currency hedge to a specific asset or liability on the balance sheet. We also assess both at the hedge's inception and on an ongoing basis whether the hedge has been and is expected to be highly effective in offsetting changes in the fair value or cash flow of hedged item. We use the "hypothetical derivative method" when we assess the effectiveness of a hedge. When it is determined that a hedge is not or has ceased to be highly effective as a hedge, we discontinue hedge accounting, as discussed below.

        We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate.

        In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting for cash flow hedges is amortized into income over the remaining life of the derivative contract.

Inventory
Inventory: Our inventory consists primarily of engine and airframe parts and rotable and consumable parts and is included in Lease receivables and other assets on our 2011 Consolidated Balance Sheet. We value our inventory at the lower of cost or market. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and bulk inventory purchases. Costs are allocated using the relationship of the cost of the engine, aircraft or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale, this ratio is applied to the sales price of each individual part to determine its cost. We evaluate this ratio based on periodic analysis and if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is zero.

Goodwill and Other Acquired Intangible Assets
Goodwill and Other Acquired Intangible Assets: As a result of our acquisition of AeroTurbine, we recognized goodwill and other intangible assets. Goodwill represents the excess of the cost of the fair value of the acquired business over the net of the fair value of identifiable assets acquired. Goodwill is not amortized, but is subject to impairment testing annually or more often when events or circumstances indicate that it is more likely than not it is impaired. We amortize the cost of other acquired intangible assets over their estimated useful lives on a straight-line basis. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. Goodwill and other acquired intangible assets are included in Lease receivables and other assets on our 2011 Consolidated Balance Sheet.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss): We report gains and losses associated with changes in the fair value of derivatives designated as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale" in comprehensive income or loss.

Guarantees
Guarantees: We recognize the guarantee fee paid to us as the initial carrying value of the guarantee which is included in Accrued interest and other payables on our Consolidated Balance Sheets. Since the amount received represents the market rate that would be charged for similar agreements, management believes that the carrying value approximates the fair value of these instruments at the date of issuance of the guarantee. The fee received is amortized into Flight equipment marketing and gain on aircraft sales over the guarantee period. When it becomes probable that we will be required to perform under a guarantee, we cease recognition of the guarantee fee income and accrue a liability, if it is reasonably estimable, measured as the shortfall between the fair value and the guaranteed value of the aircraft. We reverse the liability only when there is no further exposure under the guarantee. See Note R—Commitments and Contingencies for more information on guarantees.

Fair Value Measurements
Fair Value Measurements: Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note T—Fair Value Measurements for more information on fair value.

Income Taxes

Income Taxes:    ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Our provision for federal income taxes is calculated on a separate return basis, adjusted to give recognition to the effects of net operating losses, foreign tax credits and other tax benefits to the extent we estimate that they would be realizable in AIG's consolidated federal income tax return. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate standalone taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis). To the extent the benefit of a net operating loss is not utilized in AIG's consolidated federal income tax return, AIG reimburses us upon the expiration of the loss carry-forward period as long as we are still included in AIG's consolidated federal income tax return and the benefit would have been utilized if we had filed a separate consolidated federal income tax return. Our provision for state income taxes includes California, in which we file with AIG using the unitary apportionment factors, and certain other states, in which we file separate tax returns.

        We calculate our provision for income taxes using the asset and liability method. This method considers the future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities measured using currently enacted tax rates. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Stock-based Compensation
Stock-based Compensation: We participate in AIG's share-based payment and liability award programs and our share of the calculated costs is allocated to us by AIG. Compensation expense is recognized over the period during which an employee is required to provide service in exchange for the share-based payment. See Note Q—Employee Benefit Plans.

Recent Accounting Pronouncements

Adoption of Recent Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP did not significantly affect our current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        We adopted the standard on January 1, 2012, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows, but affected our fair value disclosures, which are disclosed in Note O—Fair Value Measurements and Note Q—Fair Value Disclosures of Financial Instruments herein.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective January 1, 2012, and required retrospective application. The adoption of this standard had no effect on our condensed, consolidated financial statements because we already use the two-statement approach to present comprehensive income.

  Testing of Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the new standard in conjunction with our annual goodwill impairment test performed during the third quarter of 2012. The adoption of this standard had no effect on our condensed, consolidated financial statements.

Future Application of Accounting Standards:

  Testing Indefinite-Lived Intangible Assets for Impairment

        In July 2012, the FASB issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing a quantitative impairment test. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired. The new standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We do not expect the adoption of this standard to have a material effect on our financial condition, results of operations or cash flows.

  Recent Accounting Pronouncements:

        We adopted the following accounting standards during 2011:

  A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

        In April 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring and requires additional disclosures about a creditor's troubled debt restructuring activities. The new standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. We adopted the standard in the third quarter of 2011. The standard requires us to apply the guidance retrospectively for all modifications and restructuring activities that have occurred since January 1, 2011. For receivables that are considered newly impaired under the guidance, the standard requires us to measure the impairment of those receivables prospectively. This standard does not apply to the initial restructuring of an operating lease. In addition, the standard requires us to provide disclosures about troubled debt restructuring activities. The adoption of this standard had no effect on our financial position, results of operations or cash flows because we have not had any troubled debt restructurings during 2011.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective on January 1, 2012, and is required to be applied retrospectively. Early adoption is permitted. We elected early adoption of this standard, and, as a result, incorporated the two-statement approach to present comprehensive income.

  Future Application of Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments measured on a net asset value basis and certain disclosure requirements.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recognized at fair value. While many of the amendments to GAAP are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        The new standard will be effective for us for interim and annual periods beginning on January 1, 2012. If different fair value measurements result from applying the new standard, we will recognize the difference in the period of adoption as a change in estimate. The new disclosure requirements must be applied prospectively. In the period of adoption, we will disclose any changes in valuation techniques and related inputs resulting from application of the amendments and quantify the total effect, if material. We are assessing the effect of the new standard on our consolidated statements of financial position, results of operations and cash flows.

  Testing Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two-step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. ILFC will adopt the new standard in conjunction with its annual goodwill impairment test to be performed for the year ended December 31, 2012. The adoption of the new standard will not affect ILFC's consolidated financial condition, results of operations or cash flows.

        We adopted the following accounting standards during 2010:

  Accounting for Transfers of Financial Assets

        In June 2009, the Financial Accounting Standards Board ("FASB") issued an accounting standard addressing transfers of financial assets that, among other things, removes the concept of a qualifying special-purpose entity ("QSPE") from the FASB Accounting Standards Codification ("ASC") and removes the exception from applying the consolidation rules to QSPEs. The new standard was effective for interim and annual periods beginning on January 1, 2010. Earlier application was prohibited. The adoption of the new standard had no effect on our consolidated financial position, results of operations, or cash flows, as we are not involved with any QSPEs.

  Consolidation of Variable Interest Entities

        In June 2009, the FASB issued an accounting standard that amended the rules addressing the consolidation of VIEs, with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity that are potentially significant to the VIE. The new standard also requires enhanced financial reporting by enterprises involved with VIEs. The new standard was effective for interim and annual periods beginning on January 1, 2010, with earlier application prohibited. We determined that we were not involved with any VIEs that were not previously consolidated and had to be consolidated as a result of the adoption of this standard. However, we determined that we do not control the activities that significantly impact the economic performance of ten of the VIEs that were previously consolidated. Accordingly, on January 1, 2010, we deconsolidated these entities and we removed from our consolidated balance sheet Assets of VIEs and Liabilities of VIEs of $79.7 million and $6.5 million, respectively. The assets and liabilities of these entities were previously reflected on our Consolidated Balance Sheet at December 31, 2009. As a result of the adoption of this standard, we recognized a $15.9 million charge, net of tax, to beginning retained earnings on January 1, 2010. See Note S—Variable Interest Entities.

  Subsequent Events

        In February 2010, the FASB amended a previously issued accounting standard to require all companies that file financial statements with the SEC to evaluate subsequent events through the date the financial statements are issued. The standard was further amended to exempt these companies from the requirement to disclose the date through which subsequent events have been evaluated. This amendment was effective for us for interim and annual periods ending after June 15, 2010. Because this new standard only modifies disclosures, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

  Disclosures of the Credit Quality of Financing Receivables and the Allowance for Credit Losses

        In July 2010, the FASB issued an accounting standards update to require enhanced, disaggregated disclosures regarding the credit quality of Financing Receivables and the allowance for credit losses. The update is effective for interim and annual reporting periods ending on or after December 15, 2010. Because this update only modifies disclosure requirements, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

        We adopted the following accounting standards during 2009:

        Business Combinations:    In December 2007, the FASB issued an accounting standard that changed the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations; requiring an acquirer to recognize 100% of the fair value of certain assets acquired, liabilities assumed, and non-controlling (i.e., minority) interests; and recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, among other changes. We adopted the new standard for business combinations for which the acquisition date is on or after January 1, 2009. Our adoption of this guidance did not have any effect on our consolidated financial position, results of operations or cash flows, but may have an effect on the accounting for future business combinations.

        Non-controlling Interests in Consolidated Financial Statements:    In December 2007, the FASB issued an accounting standard that requires non-controlling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of equity, or in the mezzanine section of the balance sheet (between liabilities and equity) if such interests do not qualify for "permanent equity" classification. The new standard also specifies the accounting for subsequent acquisitions and sales of non- controlling interests and how non-controlling interests should be presented in the consolidated statement of operations. The non-controlling interests' share of subsidiary income (loss) should be reported as a part of consolidated net income (loss) with disclosure of the attribution of consolidated net income to the controlling and non-controlling interests on the face of the consolidated statement of operations. This new standard became effective for us beginning with financial statements issued for the first quarter of 2009. This standard had to be adopted prospectively, except that non-controlling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and non-controlling interests retrospectively. We had no recognized minority interest in our consolidated VIEs and therefore the adoption of this accounting standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Disclosures about Derivative Instruments and Hedging Activities:    In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why a company uses derivative instruments; (ii) how derivative instruments and related hedged items are accounted for; and (iii) how derivative instruments and related hedged items affect a company's consolidated financial condition, results of operations, and cash flows. We adopted the new standard for the interim period ended March 31, 2009. Because this new accounting standard only requires additional disclosures about derivatives, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note U—Derivative Financial Instruments herein for related disclosures.

        Employers' Disclosures about Postretirement Benefit Plan Assets:    In December 2008, the FASB issued an accounting standard that requires more detailed disclosures about an employer's plan assets, including the employer's investment strategies, major categories of plan assets, concentrations of risk within plan assets, and valuation techniques used to measure the fair values of plan assets. We adopted this standard for the annual period ended December 31, 2009. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note Q—Employee Benefit Plans.

        Disclosures about Transfers of Financial Assets and Variable Interest Entities:    In December 2008, the FASB issued an accounting standard that amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with VIEs. The standard was effective for interim and annual periods ending after December 15, 2008. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note S—Variable Interest Entities.

        Interim Disclosures about Fair Value of Financial Instruments:    In April 2009, the FASB issued an accounting standard that requires a company to disclose information about the fair value of financial instruments (including methods and significant assumptions used) in interim financial statements. The standard also requires the disclosures in summarized financial information for interim reporting periods. We adopted the new standard for the interim period ended June 30, 2009. As the standard only requires additional disclosures, our adoption of the standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Recognition and Presentation of Other-Than-Temporary Impairments:    In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in income and the non-credit component in AOCI when the company does not intend to sell the security, or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery and requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. The standard does not change the recognition of other-than-temporary impairment for equity securities. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly:    In April 2009, the FASB issued an accounting standard that provides guidance for estimating the fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Subsequent Events:    In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. We adopted the new standard for the interim period ended June 30, 2009. The adoption of the new standard did not affect our consolidated financial position, results of operations or cash flows.

        FASB Accounting Standards Codification:    In June 2009, the FASB issued an accounting standard that established the FASB ASC, which became the source of authoritative GAAP for non-governmental entities effective for the period ended September 30, 2009. Rules and interpretive releases of the SEC, under authority of federal securities laws, are also sources of authoritative GAAP for SEC registrants. On the effective date of this standard, the ASC superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the ASC became non-authoritative. We adopted the new standard for the interim period ended September 30, 2009, its effective date. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Measuring Liabilities at Fair Value:    In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied when measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update is effective for interim and annual periods ending after December 15, 2009. We adopted this standard for the annual period ended December 31, 2009. The adoption of the update did not have any effect on our consolidated financial position, results of operations or cash flows, but affected the way we value our debt when disclosing its fair value. See Note V—Fair Value Disclosures of Financial Instruments.

Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2011
Basis of Preparation
Schedule of impact of election to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC

	2010		2009
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Consolidated Balance Sheets
Flight equipment under operating leases	$51,646,586	$51,408,800	$57,718,323	$58,020,001
Accumulated depreciation	13,120,421	12,893,421	13,788,522	13,928,218
Total flight equipment under operating leases	38,526,165	38,515,379	43,929,801	44,091,783
Total assets	43,318,846	43,308,060	45,967,042	46,129,024
Deferred income taxes	4,663,939	4,660,150	4,881,558	4,938,627
Paid-in capital	606,367	1,251,225	603,542	1,248,400
Retained earnings	6,530,999	5,879,144	6,931,258	6,391,313
Total shareholders' equity	8,232,004	8,225,007	8,550,176	8,655,089
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales	10,637	10,637	15,536	12,966
Revenue and other income	61,741	61,741	58,209	55,973
Depreciation of flight equipment	1,954,883	1,963,175	1,959,448	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	550,034	552,762	34,730	35,448
Aircraft impairment charges on flight equipment held for use	948,679	1,110,427	52,938	50,884
(Loss) income before taxes	(591,868)	(764,636)	1,396,167	1,383,164
(Benefit) provision for income taxes	(208,110)	(268,968)	500,538	495,989
Net (loss) income	$(383,758)	$(495,668)	$895,629	$887,185

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations
Summary of the preliminary purchase price allocation

Consideration:
Cash	$228
Debt financing	299

Total	$527

Allocation of the Purchase Price:
Cash	$90
Flight equipment under operating leases	241
Lease receivables and other assets	249 (a)
Accrued interest and other payables	(36)
Security deposits, overhaul rentals and other customer deposits	(23)
Rentals received in advance	(2)
Deferred income taxes	8

Total	$527

(a)
Includes Goodwill of $15.6 million.

Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Schedule of amounts involving related parties included in the financial statements
	Three Months		Nine Months
Income Statement	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	(Dollars in thousands)
Expense (income):
Effect from derivatives on contracts with AIG Markets, Inc.(a)	$301	$(7,139)	$911	$(8,104)
Interest on derivative contracts with AIG Markets, Inc.	4,173	10,574	13,851	44,410
Allocation of corporate costs from AIG	3,904	1,549	18,451	(2,951)
Interest on time deposit account with AIG Markets(a)	(1,059)	—	(2,702)	—
Management fees received	(2,219)	(2,280)	(6,683)	(6,825)
Management fees paid to subsidiaries of AIG	40	18	156	70

Balance Sheet	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,102,659	$—
Derivative liabilities(b)	(23,910)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(283,053)	(279,441)
Accrued corporate costs payable to AIG	(21,111)	(21,672)
Equity:
Aircraft transfer to AIG	37,245	—
Aircraft contribution from AIG	(25,901)	—
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc, all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note P—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $2 million and $58.5 million to AIG during the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively.

Statement of Operations	2011	2010	2009
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$157,926	$100,504
Effect from derivatives on contracts with AIGFP novated to AIG Markets, Inc.(a)	8,414	45,725	(22,097)
Interest on derivative contracts with AIGFP novated to AIG Markets, Inc.	50,043	91,988	86,327
Lease revenue related to hedging of lease receipts with AIGFP(a)	—	224	723
Allocation of corporate costs from AIG	(1,246)	30,512	8,683
Management fees received	(9,323)	(9,429)	(9,457)
Management fees paid to subsidiaries of AIG	94	425	910

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Asset (liability):
Derivative assets, net(a)	$(31,756)	$58,187
Current income taxes and other tax liabilities (payable) to AIG(b)	(279,441)	(108,784)
Accrued corporate costs payable to AIG	(21,672)	(20,753)
(a)
See Note U — Derivative Financial Instruments for all derivative transactions

(b)
Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.

Interest and Other Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Interest and Other Income.
Schedule of interest and other income
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$81,267	$—	$226,261	$—
Cost of sales	(67,915)	—	(191,636)	—

	13,352	—	34,625	—
Interest and Other	20,737	2,448	47,223	41,270

Total	$34,089	$2,448	$81,848	$41,270

(a)
Other income for 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our condensed, consolidated statements of income. AeroTurbine was acquired on October 7, 2011.

	2011	2010	2009
	(Dollars in thousands)
Interest	$11,621	$20,276	$20,415
Management fee income	10,202	10,764	10,655
AeroTurbine revenue(a)
Engines, parts and supplies	71,778	—	—
Cost of sales	(62,070)	—	—

	9,708	—	—

Other	26,379	30,702	27,139

Total	$57,910	$61,742	$58,209

(a)
Other income for 2011 includes revenue from sales by AeroTurbine of engines, aircraft and parts, presented net of cost of sales on our consolidated statement of income, since our acquisition date of AeroTurbine of October 7, 2011.

Aircraft Impairment Charges on Flight Equipment Held for Use (Tables)	12 Months Ended
Dec. 31, 2011
Aircraft Impairment Charges on Flight Equipment Held for Use
Schedule of impairment charges on flight equipment held for use

	December 31,
	2011			2010		2009
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on aircraft held for use due to Airbus announcement of its neo aircraft	—		$—	61	$602.3	—	$—
Impairment charges on aircraft due to recurring assessments	97	(a)	1,523.3	21	508.1	3	50.9
Impairment charges on aircraft under lease with customers that ceased operations	3	(b)	43.9	0	—	—	—

Total Impairment charges on flight equipment held for use	100		$1,567.2	82	$1,110.4	3	$50.9

(a)
Includes impairments on one aircraft owned by our AeroTurbine subsidiary.

(b)
Number of aircraft does not include two aircraft upon which impairment charges had been recorded earlier in 2011.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed
Three Months Ended					Nine Months Ended
	September 30, 2012			September 30, 2011		September 30, 2012				September 30, 2011
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)					(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	5	$5.2		2	$10.1	9	(a)	$43.0		16	$159.5
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(b)	4	4.1		—	(0.2)	4		4.1		10	(3.7)
Impairment charges on aircraft intended to be or designated for part-out	6	26.6	(c)	—	—	10		40.9	(c)	1	2.5

Total Impairment charges and fair value adjustments on flight equipment	15	$35.9		2	$9.9	23		$88.0		27	$158.3

(a)
Excludes one aircraft that was impaired in prior quarters, but for which an additional charge was recorded in the current period for aircraft intended to be or designated for part-out.

(b)
Included in these amounts are net fair value credit adjustments related to aircraft previously held for sale, but which no longer meet such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are fair value credit adjustments for sales price adjustments related to aircraft that were previously held for sale and sold during the periods presented.

(c)
Includes charges relating to nine engines for the three months ended September 30, 2012 and 13 engines for the nine months ended September 30, 2012.

	December 31,
	2011		2010		2009
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges and fair value adjustments of aircraft likely to be sold or sold	17	$163.1	15	$155.1	5	$24.9
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(a)	10	(3.7)	60	372.1	2	10.5
Impairment charges on aircraft designated for part-out	3	10.9	2	25.6	—	—

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	30	$170.3	77	$552.8	7	$35.4

(a)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are net positive fair value adjustments related to sales price adjustments related to aircraft that were previously held for sale and sold during periods presented.

Lease Receivables and Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Lease Receivables and Other Assets.
Schedule of lease receivables and other assets components
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Lease receivables	$204,732	$222,637
AeroTurbine Inventory	145,842	148,452
Lease incentive costs, net of amortization	129,870	119,878
Straight-line rents and other assets	277,297	47,115
Goodwill and Other intangible assets	49,642	51,965
Notes and trade receivables, net of allowance(a)	18,973	9,489
Derivative assets(b)	70	198

	$826,426	$599,734

(a)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 8.0% to 10.4%.

(b)
See Note P—Derivative Financial Instruments.

	2011	2010
	(Dollars in thousands)
Lease receivables	$205,373	$234,890
AeroTurbine Inventory	148,452	—
Lease incentive costs net of amortization	119,878	89,289
Other assets	64,379	78,753
Goodwill and Other intangible assets(a)	51,965	—
Notes and trade receivables, net of allowance(b)	9,489	65,065

	$599,536	$467,997

(a)
We recognized goodwill of $15.6 million in the acquisition of AeroTurbine on October 7, 2011.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 6.5% to 8.0%.

Schedule of activity in allowance for credit losses on notes receivable
	(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	41,396
Provision	(8,291	)(a)
Write-offs	—

Balance at September 30, 2012	$33,105

(a)
Collections on notes receivables previously reserved for.

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$21,042
Provision	21,898
Write-offs	—
Recoveries	(1,544)

Balance at December 31, 2011	$41,396

Net Investment in Finance and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2011
Net Investment in Finance and Sales-type Leases
Schedule of components of net investment in finance and sales-type leases

	December 31, 2011	December 31, 2010
	(Dollars in thousands)
Total lease payments to be received	$86,592	$59,234
Estimated residual values of leased flight equipment (unguaranteed)	46,857	29,543
Less: Unearned income	(28,615)	(21,157)

	$104,834	$67,620
Less: Allowance for credit losses	(23,088)	—

Net investment in finance and sales-type leases	$81,746	$67,620

Schedule of minimum future lease payments on finance and sales-type leases

(Dollars in thousands)
2012	$19,505
2013	17,442
2014	14,509
2015	12,375
2016	10,931
Thereafter	11,830

Total minimum lease payments to be received	$86,592

Schedule of activity in allowance for credit losses on net investment in finance and sales-type leases

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$—
Provision	23,088
Write-offs	—
Recoveries	—

Balance at December 31, 2011	$23,088

Debt Financings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Financings
Schedule of debt financing
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	1,982,649	2,335,147
Secured bank debt(a)	2,014,234	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(8,141)	(17,452)

	9,338,742	9,764,631
Unsecured
Bonds and Medium-Term Notes	13,910,064	13,658,769
Less: Deferred debt discount	(39,701)	(39,128)

	13,870,363	13,619,641

Total Senior Debt Financings	23,209,105	23,384,272
Subordinated Debt	1,000,000	1,000,000

	$24,209,105	$24,384,272

(a)
Of this amount, $279.2 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our condensed, consolidated financial statements.

	December 31,
	2011	2010
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	2,335,147	2,777,285
Bank debt(a)	2,246,936	1,601,658
Other secured financings	1,300,000	1,300,000
Less: Deferred debt discount	(17,452)	(22,309)

	9,764,631	9,556,634
Unsecured
Bonds and Medium-Term Notes	13,658,769	16,810,843
Bank debt	—	234,600
Less: Deferred debt discount	(39,128)	(47,977)

	13,619,641	16,997,466

Total Senior Debt Financings	23,384,272	26,554,100
Subordinated debt	1,000,000	1,000,000

	$24,384,272	$27,554,100

(a)
Of this amount, $97.0 million (2011) and $113.7 million (2010) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements. The amounts are considered immaterial for separate disclosure on the face of the consolidated balance sheets.

Schedule of information regarding the collateral provided for secured debt
	As of September 30, 2012
	Secured Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Bonds	$3,900,000	$6,559,515		174
ECA Financings	1,982,649	5,399,268		119
Secured Bank Debt(a)	2,014,234	2,958,706	(a)	63	(a)
Institutional Secured Term Loans	1,450,000	2,852,834		97

Total	$9,346,883	$17,770,323		453

  (a)
  Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $266.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

	As of December 31, 2011
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Notes	$3,900,000	$6,804,212		174
ECA Financings	2,335,147	5,582,665		119
Bank Debt	2,246,936	5,201,225	(a)	151	(a)
Other Secured Financings	1,300,000	2,448,896		80

Total	$9,782,083	$20,036,998		524

(a)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and does not include the book value or number of AeroTurbine other assets securing the AeroTurbine revolving credit agreement, under which $268.6 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Schedule of foreign currency adjustment related to foreign currency denominated notes

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2010	$165,400
Foreign currency period adjustment of non-US$ denominated debt	104,800
Repayment of debt principal from cash receipts under derivative contracts at the maturity of the debt and the derivative contract(a)	(270,200)

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2011	$—

(a)
We had hedged the foreign currency exposure through foreign currency swaps.

Schedule of maturities of debt financing (excluding deferred debt discount)

(Dollars in thousands)
2012	$3,043,473
2013	4,006,594
2014	2,990,616
2015	2,765,121
2016	3,234,757
Thereafter	8,400,291

$24,440,852

Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, overhaul rentals and other customer deposits
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,123,477	$1,089,771
Deferred overhaul rentals	693,748	718,472
Rents received in advance and Straight-line rents	440,072	272,205
Other customer deposits	206,396	227,189

Total	$2,463,693	$2,307,637

	As of December 31,
	2011	2010
	(Dollars in thousands)
Security deposits paid by lessees	$1,089,771	$1,081,021
Overhaul rentals	718,472	529,834
Other customer deposits	227,189	197,538

Total	$2,035,432	$1,808,393

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity
Schedule of accumulated other comprehensive (loss) income

	2011	2010
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $10,642 (2011) and $32,026 (2010)	$(19,764)	$(59,476)
Cumulative unrealized gain related to securities available for sale, net of tax of $68 (2011) and $287 (2010)	127	532

Total accumulated other comprehensive (loss) income	$(19,637)	$(58,944)

Rental Income (Tables)	12 Months Ended
Dec. 31, 2011
Rental Income
Schedule of minimum future rentals on non-cancelable operating leases and subleases of flight equipment

Year Ended	(Dollars in thousands)
2012	$4,090,969
2013	3,584,841
2014	2,899,392
2015	2,180,321
2016	1,570,348
Thereafter	1,700,867

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of (benefit) provision for income taxes

	2011	2010	2009
	(Dollars in thousands)
Current:
Federal	$156,086	$41,357	$110,579
State	1,175	677	1,467
Foreign	989	1,459	1,262

	158,250	43,493	113,308
Deferred:
Federal	(553,439)	(314,923)	375,260
State	32,443	(22,940)	7,421
Foreign	52,668	25,402	—

	(468,328)	(312,461)	382,681

	$(310,078)	$(268,968)	$495,989

Schedule of deferred tax liabilities (assets)

	2011	2010
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,992,981	$5,312,171
Straight line rents	—	17,472
Other	—	911

Total Deferred Tax Liabilities	$4,992,981	$5,330,554

Deferred Tax Assets
Straight line rents	$(6,102)	$—
Estimated reimbursements of overhaul rentals	(261,833)	(195,548)
Capitalized overhauls	(80,479)	(71,610)
Rent received in advance	(89,013)	(94,890)
Derivatives	(12,532)	(29,232)
Accruals and reserves	(119,232)	(150,726)
Net operating loss carry forward(a)	(113,866)	(89,865)
Investment in foreign subsidiaries	(52,668)	(25,402)
Other	(52,667)	(13,131)

Total Deferred Tax Assets(b)	$(788,392)	$(670,404)

Net Deferred Tax Liability	$4,204,589	$4,660,150

(a)
Our U.S. federal operating losses are classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. Deferred taxes related to our U.S. federal operating losses will be reclassified to current in future years when we are notified by AIG of amounts utilized in future tax years or through a carry back to prior tax years. On a separate tax return basis, we have U.S. federal net operating loss carryforwards of $133.9 million and $160.0 million for December 31, 2011 and December 31, 2010, respectively. Our U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2011 and December 31, 2010, we also have foreign net operating loss carryforwards of $317.8 million and $325.8 million, respectively. Our foreign net operating loss carryforwards do not expire. In Australia, because we do not expect to generate a sufficient source of revenue to fully utilize our net operating loss carryforwards, we have recorded net deferred tax assets of $43.4 million and $72.4 million for December 31, 2011 and December 31, 2010, respectively. We also have certain state net operating loss carryforwards which begin to expire in 2020.

(b)
In making our assessment of the realization of deferred tax assets including net operating loss carry forwards, we considered all available evidence, including (i) current and projected financial reporting results; (ii) the carry forward periods for all taxable losses; (iii) the projected amount, nature and timing of the realization of deferred tax liabilities; (iv) implications of our tax sharing agreement with AIG; and (v) tax planning strategies.

Schedule of reconciliation of the computed expected total provision for income taxes to the amount recorded

	2011	2010	2009
	(Dollars in thousands)
Computed expected provision at 35%	$(361,893)	$(267,623)	$484,107
State income tax, net of Federal	21,852	(14,470)	5,777
Foreign Taxes	—	133	10
IRS audit adjustments(a)	37,011	8,656	2,185
Other(b)	(7,048)	4,336	3,910

Provision for income taxes	$(310,078)	$(268,968)	$495,989

(a)
We are periodically advised of certain IRS and other adjustments identified in the AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest.

(b)
Consists principally of various permanent items and an out-of-period adjustment related to the forfeitures of share-based deferred compensation awards.

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Dollars in thousands)
Balance at January 1, 2009	$121,482
Additions based on tax positions related to 2009	50,823
Additions for tax positions of prior years	1,121
Reductions for tax positions of prior years	—
Settlements	(7,602)

Balance at December 31, 2009	165,824

Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	$256,586

Other Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Information
Schedule of revenue amount and percentage of total revenues from rentals of flight equipment attributable to geographic areas based on each airline's principal place of business

	2011			2010			2009
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,953,475		43.8%	$2,103,058		44.5%	$2,195,516	44.6%
Asia and the Pacific	1,356,603		30.5	1,455,873		30.8	1,503,241	30.5
The Middle East and Africa	555,058		12.5	585,679	(b)	12.4	412,687	8.4
U.S. and Canada	362,143		8.1	375,496	(b)	7.9	228,126	4.6
Central and South America and Mexico	227,126		5.1	206,396	(b)	4.4	588,683	11.9

	$4,454,405	(a)	100.0	$4,726,502		100.0%	$4,928,253	100.0%

(a)
Includes AeroTurbine revenue of $19,874 as of the acquisition date of October 7, 2011.

(b)
Amounts have been revised to reflect the proper revenues and percentages for the indicated regions. We previously reported the Middle East and Africa at $375,496 and 7.9%, U.S. and Canada at $206,396 and 4.4% and Central and South America and Mexico at $585,679 and 12.4%.

Schedule of revenue attributable to individual countries representing at least 10% of total revenue in any year based on each airline's principal place of business

	2011		2010		2009
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$766,350	17.2%	$815,683	17.3%	$879,073	18.3%
France	487,027	10.9	516,899	10.9	526,283	10.9

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies.
Schedule of minimum rentals under the non-cancelable leases

(Dollars in thousands)
2012	$16,114
2013	17,260
2014	16,042
2015	11,158
2016	1,379
Thereafter	4,644

Total(a)	$66,597

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $5.0 million in the future under non-cancelable subleases.

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis
	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
September 30, 2012
Derivative assets	$—	$70		$—	$—	$70 (a)
Derivative liabilities	—	(23,910	)(b)	—	—	(23,910)

Total	$—	$(23,840)		$—	$—	$(23,840)

December 31, 2011
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756)	(b)	—	—	(31,756)

Total	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.6 million and $6.4 million as of September 30, 2012 and December 31, 2011, respectively.

	Level 1	Level 2	Level 3	Counterparty Netting(a)	Total
	(Dollars in thousands)
December 31, 2011:
Derivative assets	$—	$198 (b)	$—	$—	$198
Derivative liabilities	—	(31,756)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)	$—	$—	$(31,558)

December 31, 2010:
Derivative assets	$—	$116,394 (c)	$—	$(56,244)	$60,150
Derivative liabilities	—	(56,244)	—	56,244	—

Total derivative assets, net	$—	$60,150	$—	$—	$60,150

(a)
As permitted under GAAP, we have elected to offset derivative assets and derivative liabilities under our master netting agreement.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(c)
The balance includes CVA and MVA adjustments of $6.4 million and $0.8 million as of December 31, 2011 and 2010, respectively.

Schedule of non-recurring impairment charges and fair value adjustments recorded to flight equipment
	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Other Adjustments		Book Value at September 30, 2012
	(Dollars in thousands)
Flight equipment under operating lease	$460,599	$(190,721)	$(102,673)	$(22,562)	$(8,319	)(a)	$136,324
Flight equipment held for sale	—	—	40,698	(626)	(2,967)		37,105
Lease receivables and other assets(b)	—	—	34,677	—	—		34,677
Net investment in finance and sales-type leases(c)	—	—	27,298	—	—		27,298

Total	$460,599	$(190,721)	$—	$(23,188)	$(11,286)		$235,404

(a)
Includes increases of $53,408 primarily related to the addition of an aircraft through the exercise of an option and an engine exchange transaction.

(b)
Reclassification represents fair value of aircraft parts.

(c)
Excludes measurement of finance and sales-type leases recorded at a gain.

	Book Value at December 31, 2010	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments	Book Value at December 31, 2011
	(Dollars in millions)
Flight equipment under operating lease	$3,571,395	$(1,739,656)	$72,643	$(89,807)	$(229,412)	$1,585,164
Flight equipment held for sale	262,291	3,726	(78,673)	(187,344)	—	—
Lease receivables and other assets	—	(1,578)	8,398	—	(1,000)	5,820
Net investment in finance and sales-type leases	—	—	2,287	—	(442)	1,845

Total	$3,833,686	$(1,737,508)	$4,655	$(277,151)	$(230,854)	$1,592,829

Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments
Schedule of notional and fair values of derivatives outstanding
	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
September 30, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$365,982	$(23,910)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$69,036	$70	$—	$—

Total derivatives		$70		$(23,910)

December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(In thousands)
December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Foreign exchange swap agreements	€—	—	—	—

Total derivatives designated as hedging instruments		$—		$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198		$—

Total derivatives		$198		$(31,756)

December 31, 2010:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$625,717	$(56,244)
Foreign exchange swap agreements	€1,000,000	114,431	$—	$—

Total derivatives designated as hedging instruments		$114,431		$(56,244)

Derivatives not designated as hedging instruments:
Interest rate cap agreements	$89,520	$1,963	$—	$—

Total derivatives(c)		$116,394		$(56,244)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the 2011 Consolidated Balance Sheet.

(c)
Derivative assets and liabilities are presented net in Derivative assets on the 2010 Consolidated Balance Sheet.

Schedule of gain (loss) in OCI related to derivative instruments designated as hedging instruments
	(Loss) Gain
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,275	$9,908	$5,715	$17,604
Foreign exchange swap agreements(b)	—	2,113	—	140,029
Amortization of balances of de-designated hedges and other adjustments	282	610	847	2,525
Foreign exchange component of cross currency swaps charged (credited) to income	—	11,400	—	(104,800)
Income tax effect	(904)	(8,411)	(2,216)	(19,375)

Net changes in fair value of cash flow hedges, net of taxes	$1,653	$15,620	$4,346	$35,983

(a)
Includes the following amounts for the following periods:

Three months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(1,898) and $3,730, respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $4,173 and $6,178, respectively.

Nine months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,136) and $(1,988), respectively and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $13,851 and $19,592, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $(8,785); and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $10,898.

Nine months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320.

	December 31
Gain (Loss)	2011	2010	2009
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$23,059	$3,949	$44,176
Foreign exchange swap agreements(c)	140,029	(111,473)	116,441
Amortization of balances of de-designated hedges and other adjustments	2,809	3,372	(485)
Foreign exchange component of cross currency swaps credited (charged) to income	(104,800)	225,700	(114,620)
Income tax effect	(21,384)	(42,542)	(15,929)

Net changes in cash flow hedges, net of taxes	$39,713	$79,006	$29,583

(a)
Includes $7.0 million, $23.3 million and $(12.7) million of combined CVA and MVA for the years ended December 31, 2011, 2010 and 2009.

(b)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(2,166), $(27,733) and $7,260, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(25,225), $(31,682) and $(36,916), respectively.

(c)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709, $(172,003) and $66,037, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(31,320), $(60,530) and $(50,404), respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

Schedule of effect of derivatives recorded in the consolidated statements of operations
	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Ineffectiveness recorded on interest rate swap agreements(a)	$(19)	$(27)	$(64)	$(85)
Ineffectiveness recorded on foreign exchange swap agreements(a)	—	—	—	1,008

Total	(19)	(27)	(64)	923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements	174	(341)	368	(1,467)

Reconciliation to Condensed, Consolidated Statements of Income:
Income effect of maturing derivative contracts	—	(6,502)	—	(6,502)

Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(610)	(847)	(2,525)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	$(127)	$(7,480)	$(543)	$(9,571)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2011	2010	2009
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(111)	$(156)	$(868)
Foreign exchange swap agreements	1,008	(26,788)	12,791

Total	897	(26,944)	11,923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	(1,394)	(2,062)	(647)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	(6,502)	(15,409)	9,689
Reclassification of amounts de-designated as hedges recorded in AOCI	(2,809)	(3,372)	485

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(9,808)	$(47,787)	$21,450

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.4) million, $(0.1) million and $(0.8) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2011, 2010 and 2009, respectively.

Fair Value Disclosures of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures of Financial Instruments
Schedule of carrying amounts and fair values of financial instruments
	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
September 30, 2012
Cash, including restricted cash	$319,218	$2,698,049 (a)	$—	$3,017,267	$3,017,267
Notes receivable	—	18,874	—	18,874	18,973
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(7,607,860)	—	(25,857,080)	(24,209,105)
Derivative assets	—	70	—	70	70
Derivative liabilities	—	(23,910)	—	(23,910)	(23,910)
Guarantees	—	—	(52,273)	(52,273)	(49,685)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336 (a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713	—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)	—	(24,228,045)	(24,384,272)
Derivative assets	—	198	—	198	198
Derivative liabilities	—	(31,756)	—	(31,756)	(31,756)
Guarantees	—	—	(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $371.1 million (2012) and $414.8 million (2011).

	2011		2010
	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)
	(Dollars in thousands)
Cash, including restricted cash	$2,389,816	$2,389,816	$3,524,750 (a)	$3,524,750
Notes and trade receivables	9,489	8,713	65,065	64,622
Debt financing (including subordinated debt and foreign currency adjustment)	(24,384,272)	(24,228,045)	(27,789,786)	(28,267,765)
Derivative assets(b)(c)	198	198	60,150	60,150
Derivative liabilities(b)	31,756	31,756	—	—
Guarantees	(21,164)	(34,103)	(10,013)	(11,654)
(a)
Includes restricted cash of $414.8 million (2011) and $457.1 million (2010).

(b)
Includes combined CVA and MVA of $6.4 million (2011) and $23.3 million (2010).

(c)
2010 balance is presented net of liabilities of $56,244.

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly financial information (unaudited)
Schedule of selected quarterly financial data

	Quarter
	First	Second	Third		Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153		$1,109,465	$4,526,663
Pre-tax (Loss) Income(a)	110,676	107,752	(1,336,954)		84,547	(1,033,979)
Net (Loss) Income(a)	69,384	73,780	(879,541)		12,476	(723,901)
Year Ended December 31, 2010
Total Revenues	$1,244,132	$1,172,644	$1,211,535		$1,170,569	$4,798,880
Pre-tax Income(b)	(96,774)	171,487	(231,606	)(c)	(607,743)	(764,636)
Net Income(b)	(61,736)	108,894	(153,736)		(389,090)	(495,668)
(a)
During 2011, we recorded impairment charges and fair value adjustments of $111.1 million, $43.8 million, $1,525.3 million and $57.3 million during the first, second, third and fourth quarter, respectively, related to 130 aircraft.

(b)
During 2010, we recorded impairment charges and fair value adjustments of $348.9 million, $61.2 million, $480.1 million and $773.0 million during the first, second, third and fourth quarter, respectively, related to 159 aircraft.

(c)
In the third quarter of 2010, we recorded an out of period adjustment which decreased pretax income by $20.2 million related to prior quarters and years and relating to certain pension costs under a non qualified plan covering certain ILFC employees for the service period of 1996-2010.

Previously Reported
Quarterly financial information (unaudited)
Schedule of selected quarterly financial data

	Quarter
	First	Second	Third		Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153		N/A	N/A
Pre-tax (Loss) Income(a)	117,362	106,057	(1,272,426)		N/A	N/A
Net (Loss) Income(a)	73,721	72,680	(837,685)		N/A	N/A
Year Ended December 31, 2010
Total Revenues	$1,244,132	$1,172,644	$1,211,535		$1,170,569	$4,798,880
Pre-tax Income(b)	(98,612)	174,358	(157,185	)(c)	(510,429)	(591,868)
Net Income(b)	(62,926)	110,753	(105,535)		(326,050)	(383,758)
(a)
During 2011, we recorded impairment charges and fair value adjustments of $103.3 million, $43.8 million, $1,459.0 million and $110.4 million during the first, second, third and fourth quarters, respectively, related to 127 aircraft.

(b)
During 2010, we recorded impairment charges and fair value adjustments of $353.4 million, $61.2 million, $407.4 million and $676.7 million during the first, second, third and fourth quarter, respectively, related to 155 aircraft.

(c)
In the third quarter of 2010, we recorded an out of period adjustment which decreased pretax income by $20.2 million related to prior quarters and years and relating to certain pension costs under a non qualified plan covering certain ILFC employees for the service period of 1996-2010.

Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Balance Sheets
Flight equipment under operating leases	$ 48,169,746	$ 47,620,895				$ 51,408,800				$ 48,169,746		$ 47,620,895	$ 51,408,800	$ 58,020,001
Accumulated depreciation	13,237,403	12,118,607				12,893,421				13,237,403		12,118,607	12,893,421	13,928,218
Flight equipment under operating leases, net	34,932,343	35,502,288				38,515,379				34,932,343		35,502,288	38,515,379	44,091,783
Total assets	39,576,642	39,161,244				43,308,060				39,576,642		39,161,244	43,308,060	46,129,024
Deferred income taxes	4,132,299	4,204,589				4,660,150				4,132,299		4,204,589	4,660,150	4,938,627
Paid-in capital	1,269,971	1,243,225				1,251,225				1,269,971		1,243,225	1,251,225	1,248,400
Retained earnings	5,456,825	5,154,699				5,879,144				5,456,825		5,154,699	5,879,144	6,391,313
Total shareholders' equity	7,865,437	7,531,869				8,225,007				7,865,437		7,531,869	8,225,007	8,655,089	7,738,580
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales	10,503		3,791							25,176	6,640	14,348	10,637	12,966
Revenue and other income	34,089		2,448							81,848	41,270	57,910	61,741	55,973
Depreciation of flight equipment	482,098		466,334							1,440,502	1,375,745	1,864,735	1,963,175	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	35,932		9,945							88,059	158,332	170,328	552,762	35,448
Aircraft impairment charges on flight equipment held for use	61,237		1,515,343							102,662	1,521,881	1,567,180	1,110,427	50,884
(Loss) income before taxes	27,556	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	273,676	(1,118,526)	(1,033,979)	(764,636)	1,383,164
Income tax benefit	9,964		(457,413)							(65,990)	(382,149)	(310,078)	(268,968)	495,989
NET INCOME (LOSS)	17,592	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	339,666	(736,377)	(723,901)	(495,668)	887,175
Previously Reported
Consolidated Balance Sheets
Flight equipment under operating leases						51,646,586							51,646,586	57,718,323
Accumulated depreciation						13,120,421							13,120,421	13,788,522
Flight equipment under operating leases, net						38,526,165							38,526,165	43,929,801
Total assets						43,318,846							43,318,846	45,967,042
Deferred income taxes						4,663,939							4,663,939	4,881,558
Paid-in capital						606,367							606,367	603,542
Retained earnings						6,530,999							6,530,999	6,931,258
Total shareholders' equity						8,232,004							8,232,004	8,550,176
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales													10,637	15,536
Revenue and other income													61,741	58,209
Depreciation of flight equipment			468,096								1,380,316		1,954,883	1,959,448
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of			10,085								157,210		550,034	34,730
Aircraft impairment charges on flight equipment held for use			1,448,914								1,448,914		948,679	52,938
(Loss) income before taxes			(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		(1,049,008)		(591,868)	1,396,167
Income tax benefit			(434,741)								(357,724)		(208,110)	500,538
NET INCOME (LOSS)			$ (837,685)	$ 72,680	$ 73,721	$ (326,050)	$ (105,535)	$ 110,753	$ (62,926)		$ (691,284)		$ (383,758)	$ 895,629

Basis of Preparation (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of preparation
Loss before income taxes	$ 27,556	$ 84,547	$ (1,336,954)	$ 107,752	$ 110,676	$ (607,743)	$ (231,606)	$ 171,487	$ (96,774)	$ 273,676	$ (1,118,526)	$ (1,033,979)	$ (764,636)	$ 1,383,164
Tax provision	9,964		(457,413)							(65,990)	(382,149)	(310,078)	(268,968)	495,989
Out-of-period adjustment | Forfeiture of share-based deferred compensation awards and extension of deferred debt issue costs and debt discount amortization related to subordinated debt
Basis of preparation
Loss before income taxes												13,700
Out-of-period adjustment | State deferred income taxes for Florida and Alabama that previously were not properly accrued for
Basis of preparation
Tax provision												6,900
Out-of-period adjustment | Depreciable lives of overhaul costs incurred over the period and certain pension costs under a non-qualified plan
Basis of preparation
Loss before income taxes													$ (56,200)

Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended	12 Months Ended				3 Months Ended		3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2011 Passenger aircraft	Sep. 30, 2011 Out-of-production aircraft or aircraft impacted by new technology developments Change in estimated useful life item	Sep. 30, 2011 Out-of-production aircraft or aircraft impacted by new technology developments Change in residual value item	Sep. 30, 2011 Freighter aircraft Before change in estimated useful life	Jun. 30, 2011 Freighter aircraft Before change in estimated useful life item	Sep. 30, 2011 Freighter aircraft Change in estimated useful life item
Summary of Significant Accounting Policies
Number of take-offs and landings per cycle		1
Summary of significant accounting policies
Estimated useful life	25 years		25 years			35 years		25 years
Residual value (as a percent)			15.00%
Number of aircraft				140	127		10	10
Inventory
Minimum holding period for classifying as excess inventory		4 years
Carrying value, excess inventory		$ 0

Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 02, 2010 Determination of a primary beneficiary item	Jan. 02, 2010 Deconsolidation of variable interest entity	Dec. 31, 2009 Consolidated VIEs Determination of a primary beneficiary Previously Reported item
Variable interest entities
Number of VIEs			10
Number of entities with variable interests deconsolidated	10
Assets of VIEs, deconsolidated			$ 79.7
Liabilities of VIEs, deconsolidated			6.5
Charge, net of tax, to beginning retained earnings		$ 15.9

Business Combinations (Details) (AeroTurbine, USD $) In Millions, unless otherwise specified	Oct. 07, 2011
AeroTurbine
Consideration:
Cash	$ 228
Debt financing	299
Total	527
Allocation of the Purchase Price
Cash	90
Flight equipment under operating leases	241
Lease receivables and other assets	249
Accrued interest and other payables	(36)
Security deposits, overhaul rentals and other customer deposits	(23)
Rentals received in advance	(2)
Deferred income taxes	8
Total	527
Goodwill	$ 15.6

Related Party Transactions (Details) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2010 AIG	Sep. 30, 2012 AIG	Sep. 30, 2011 AIG	Sep. 30, 2012 AIG trust	Sep. 30, 2011 AIG	Dec. 31, 2011 AIG item	Dec. 31, 2010 AIG	Dec. 31, 2009 AIG	Sep. 30, 2012 AIG Insurance premiums	Sep. 30, 2011 AIG Insurance premiums	Dec. 31, 2011 AIG Insurance premiums	Dec. 31, 2010 AIG Insurance premiums	Dec. 31, 2009 AIG Insurance premiums	Dec. 31, 2010 AIG Loan	Dec. 31, 2009 AIG Loan	Aug. 31, 2010 AIG Funding	Dec. 31, 2009 AIG Funding	Sep. 30, 2012 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Sep. 30, 2011 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Sep. 30, 2012 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Sep. 30, 2011 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2011 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2010 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2009 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2010 AIGFP	Dec. 31, 2010 AIGFP Hedged leases	Dec. 31, 2009 AIGFP Hedged leases	Dec. 31, 2011 AIG Markets, Inc.	Sep. 30, 2012 Subsidiaries of AIG Management services agreements	Sep. 30, 2011 Subsidiaries of AIG Management services agreements	Sep. 30, 2012 Subsidiaries of AIG Management services agreements	Sep. 30, 2011 Subsidiaries of AIG Management services agreements	Dec. 31, 2011 Subsidiaries of AIG Management services agreements	Dec. 31, 2010 Subsidiaries of AIG Management services agreements	Dec. 31, 2009 Subsidiaries of AIG Management services agreements	Sep. 30, 2012 Related parties	Dec. 31, 2011 Related parties	Sep. 30, 2012 Related parties Management services agreements	Sep. 30, 2011 Related parties Management services agreements	Sep. 30, 2012 Related parties Management services agreements	Sep. 30, 2011 Related parties Management services agreements	Dec. 31, 2011 Related parties Management services agreements	Dec. 31, 2010 Related parties Management services agreements	Dec. 31, 2009 Related parties Management services agreements
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years					2		2
Proceeds from / Repayment of loan	$ (3,909,567,000)	$ (85,000,000)															$ (3,900,000,000)	$ 3,900,000,000
Compensation and other expenses recorded in additional paid in capital					800,000		(8,000,000)	2,800,000	3,300,000
Expense (income):
Purchases from related party										8,300,000	5,600,000	7,900,000	7,300,000	6,800,000
Income from related party																			301,000	(7,139,000)	911,000	(8,104,000)	8,414,000	45,725,000	(22,097,000)		224,000	723,000											(2,219,000)	(2,280,000)	(6,683,000)	(6,825,000)	(9,323,000)	(9,429,000)	(9,457,000)
Interest															157,926,000	100,504,000			4,173,000	10,574,000	13,851,000	44,410,000	50,043,000	91,988,000	86,327,000
Allocation of corporate costs from related party			3,904,000	1,549,000	18,451,000	(2,951,000)	(1,246,000)	30,512,000	8,683,000
Expense from related party																														40,000	18,000	156,000	70,000	94,000	425,000	910,000
Asset (liability):
Derivative assets, net																										58,187,000
Derivative assets, net																													(31,756,000)								(23,910,000)	(31,756,000)
Current income taxes and other tax liabilities (payable)			(283,053,000)		(283,053,000)		(279,441,000)	(108,784,000)
Accrued corporate costs payable			(21,111,000)		(21,111,000)		(21,672,000)	(20,753,000)
Income taxes paid					$ 2,000,000		$ 58,500,000	$ 10,100,000

Interest and Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and other income
Interest					$ 11,621
Management fee income					10,202
Other					26,379
Total	34,089	2,448	81,848	41,270	57,910	61,741	55,973
Previously Reported
Interest and other income
Interest						20,276	20,415
Management fee income						10,764	10,655
Other						30,702	27,139
Total						61,741	58,209
AeroTurbine
Interest and other income
Engines, parts and supplies	81,267		226,261		71,778
Cost of sales	(67,915)		(191,636)		(62,070)
Gross profit	$ 13,352		$ 34,625		$ 9,708

Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended				1 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 item	Sep. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item	Feb. 29, 2012 Subsequent event Customer bankruptcy or ceased operations item	Dec. 31, 2010 Fleet of aircraft item	Dec. 31, 2009 Fleet of aircraft item	Dec. 31, 2011 Fleet of aircraft item	Sep. 30, 2010 Aircraft 747-400s, A321-100s and other	Sep. 30, 2010 Aircraft 747-400s item	Sep. 30, 2010 Aircraft A321-100s item	Sep. 30, 2010 Other aircraft item	Dec. 31, 2010 Narrowbody aircraft item	Dec. 02, 2010 Narrowbody aircraft	Dec. 31, 2010 Aircraft subject to litigation	Dec. 31, 2011 Freighter aircraft item	Sep. 30, 2011 Before change	Sep. 30, 2011 Before change	Dec. 31, 2010 Before change	Dec. 31, 2009 Before change	Sep. 30, 2011 Before change Freighter aircraft	Sep. 30, 2011 Change in estimated useful life Freighter aircraft item	Dec. 31, 2012 Change in estimated useful life Estimated	Dec. 31, 2011 Change in estimated useful life Effect of change in estimate	Dec. 31, 2010 Held for use aircraft impacted by Airbus announcement of neo aircraft item	Dec. 31, 2011 Held for use aircraft, recurring assessments item	Dec. 31, 2010 Held for use aircraft, recurring assessments item	Dec. 31, 2009 Held for use aircraft, recurring assessments item	Dec. 31, 2011 Held for use aircraft, recurring assessments AeroTurbine item	Dec. 31, 2011 Aircraft under lease with customers that ceased operations item	Dec. 31, 2010 Aircraft under lease with customers that ceased operations item	Dec. 31, 2011 Out-of-production aircraft or aircraft impacted by new technology developments	Sep. 30, 2011 Out-of-production aircraft or aircraft impacted by new technology developments item	Oct. 01, 2011 Out-of-production aircraft or aircraft impacted by new technology developments Change in estimated useful life item
Aircraft impairment charges on flight equipment held for use
Aircraft impaired or adjusted during the period	6	95	10	95	100	82	3		5	3	95		7	5	4	61												61	97	21	3	1	3	0
Impairment charges	$ 61,237,000	$ 1,515,343,000	$ 102,662,000	$ 1,521,881,000	$ 1,567,180,000	$ 1,110,427,000	$ 50,884,000		$ 82,300,000			$ 417,700,000				$ 602,300,000		$ 8,100,000		$ 1,448,914,000	$ 1,448,914,000	$ 948,679,000	$ 52,938,000					$ 602,300,000	$ 1,523,300,000	$ 508,100,000	$ 50,900,000		$ 43,900,000
Aircraft excluded, impairment charges recorded earlier in period																																	2
Number of customers declaring bankruptcy or ceasing operations								4
Number of customers declaring bankruptcy or ceasing operations with separate operating certificates								1
Number of operating certificates held by customers declaring bankruptcy or ceasing operations								2
Estimated useful life over which aircraft will be leased based on general assumption			25 years								25 years													35 years	25 years
Number of aircraft													13	11		78			10						10											239	140
Number of aircraft, estimated undiscounted cash flows supported carrying values													6	6
Fuel savings (as a percent)																	15.00%
Aggregate net book value of aircraft	34,932,343,000		34,932,343,000		35,502,288,000	38,515,379,000	44,091,783,000															38,526,165,000	43,929,801,000												6,200,000,000
Depreciation expense																										$ 24,000,000	$ 23,000,000

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 item	Sep. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item	Sep. 30, 2012 Aircraft likely to be sold or sold item	Sep. 30, 2011 Aircraft likely to be sold or sold item	Sep. 30, 2012 Aircraft likely to be sold or sold item	Sep. 30, 2011 Aircraft likely to be sold or sold item	Dec. 31, 2011 Aircraft likely to be sold or sold item	Dec. 31, 2010 Aircraft likely to be sold or sold item	Dec. 31, 2009 Aircraft likely to be sold or sold item	Apr. 13, 2010 Aircraft likely to be sold or sold	Sep. 30, 2012 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Sep. 30, 2011 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases	Sep. 30, 2012 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Sep. 30, 2011 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Dec. 31, 2011 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Dec. 31, 2010 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Dec. 31, 2009 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Sep. 30, 2012 Aircraft intended to be or designated for part-out item	Sep. 30, 2012 Aircraft intended to be or designated for part-out item	Sep. 30, 2011 Aircraft intended to be or designated for part-out item	Dec. 31, 2011 Aircraft intended to be or designated for part-out item	Dec. 31, 2010 Aircraft intended to be or designated for part-out item	Dec. 31, 2011 Aircraft previously designated for part-out sold item	Dec. 31, 2011 Aircraft sold from fleet held for use item	Dec. 31, 2011 Aircraft not meeting criteria required to be classified as flight equipment held for sale deemed more likely than not to be sold item	Dec. 31, 2010 Aircraft not meeting criteria required to be classified as flight equipment held for sale deemed more likely than not to be sold item	Dec. 31, 2010 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Jul. 06, 2010 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Apr. 13, 2010 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Dec. 31, 2011 Aircraft reclassified to or from flight equipment held for sale	Dec. 31, 2010 Aircraft reclassified to or from flight equipment held for sale item	Dec. 31, 2010 Aircraft classified as flight equipment held for sale sold item	Dec. 31, 2010 Aircraft sold accounted for as sales type leases item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed
Aircraft impaired or adjusted	15	2	23	27	30	77	7	5	2	9	16	17	15	5		4		4	10	10	60	2	6	10	1	3	2		6	11	7						8	2
Number of aircraft																										2		1				59	6	53		1		2
Impairment Charges and Fair Value Adjustments	$ 35,932,000	$ 9,945,000	$ 88,059,000	$ 158,332,000	$ 170,328,000	$ 552,762,000	$ 35,448,000	$ 5,200,000	$ 10,100,000	$ 43,000,000	$ 159,500,000	$ 163,100,000	$ 155,100,000	$ 24,900,000		$ 4,100,000	$ (200,000)	$ 4,100,000	$ (3,700,000)	$ (3,700,000)	$ 372,100,000	$ 10,500,000	$ 26,600,000	$ 40,900,000	$ 2,500,000	$ 10,900,000	$ 25,600,000		$ 71,400,000	$ 91,700,000	$ 57,400,000						$ 97,700,000
Fair value adjustments, reclassified aircraft																																			(3,700,000)
Aggregate purchase price of aircraft under agreement to sell															$ 2,000,000,000

Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other expenses details
Number of payments for recovery of expense related to the cancellation of order	2
Number of payments for recovery of expense related to agreement with a manufacturer	1
Number of manufacturers under agreement to extend evaluation period of aircraft under order that was cancelled	1
Payment related to recovery of expense receivable included in interest and other income	$ 10,000,000
Second payment related to agreement to reimburse remaining costs of cancelled order	10,000,000
Reserves recorded on notes receivable	21,898,000
Number of notes receivable on which reserves is recorded	3
Reserves recorded on finance and sales-type leases	23,088,000
Number of finance and sales-type leases on which reserves recorded	2
Other expenses
Other expenses details
Expense related to the cancellation of an aircraft engine order	20,000,000
Reserves recorded on notes receivable	21,900,000
Reserves recorded on finance and sales-type leases	23,000,000
Aggregated lease related income, net of lease charges	3,000,000
Aggregated lease related costs expensed as a result of agreements to sell leased aircraft to third parties		$ 91,200,000

Lease Receivables and Other Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 07, 2011 AeroTurbine
Lease Receivables and Other Assets.
Lease receivables		$ 205,373,000	$ 234,890,000
AeroTurbine Inventory	145,842,000	148,452,000
Lease incentive costs net of amortization	129,870,000	119,878,000	89,289,000	85,300,000
Other assets		64,379,000	78,753,000
Goodwill and Other intangible assets	49,642,000	51,965,000
Notes and trade receivables, net of allowance	18,973,000	9,489,000	65,065,000
Total		599,536,000	467,997,000
Business Acquisition
Goodwill from acquisition of AeroTurbine					15,600,000
Minimum varying interest rate on notes receivable (as a percent)	8.00%	6.50%
Maximum varying interest rate on notes receivable (as a percent)	10.40%	8.00%
Allowance for credit losses
Balance at the beginning of the period	41,396,000	21,042,000
Provision		21,898,000
Recoveries		(1,544,000)
Balance at the end of the period	$ 33,105,000	$ 41,396,000

Net Investment in Finance and Sales-type Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Net Investment in Finance and Sales-type Leases
Total lease payments to be received	$ 86,592		$ 59,234
Estimated residual values of leased flight equipment (unguaranteed)	46,857		29,543
Less: Unearned income	(28,615)		(21,157)
Net investment in finance and sales-type leases before allowance for credit losses	104,834		67,620
Less: Allowance for credit losses	(23,088)
Net investment in finance and sales-type leases	81,746	102,043	67,620
Minimum future lease payments on finance and sales-type leases
2012	19,505
2013	17,442
2014	14,509
2015	12,375
2016	10,931
Thereafter	11,830
Total minimum lease payments to be received	86,592		59,234
Allowance for credit losses
Provision	23,088
Balance at end of the period	$ 23,088

Debt Financings (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt financings
Debt outstanding, before discount		$ 24,440,852,000
Secured debt financing, net of deferred debt discount	9,338,742,000	9,764,631,000	9,556,634,000
Unsecured debt financing, net of deferred debt discount	13,870,363,000	13,619,641,000	16,997,466,000
Debt financing, net of deferred debt discount	24,209,105,000	24,384,272,000	27,554,100,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
Senior Debt Obligations
Debt financings
Debt financing, net of deferred debt discount	23,209,105,000	23,384,272,000	26,554,100,000
Secured Debt
Debt financings
Debt outstanding, before discount	9,346,883,000	9,782,083,000
Less: Deferred debt discount	(8,141,000)	(17,452,000)	(22,309,000)
Secured debt financing, net of deferred debt discount	9,338,742,000	9,764,631,000	9,556,634,000
Information regarding the collateral provided for secured debt
Net Book Value	17,770,323,000	20,036,998,000
Collateral provided, number of aircraft	453	524
Secured Debt | Senior secured bonds
Debt financings
Debt outstanding, before discount	3,900,000,000	3,900,000,000	3,900,000,000
Information regarding the collateral provided for secured debt
Net Book Value	6,559,515,000	6,804,212,000
Collateral provided, number of aircraft	174	174
Secured Debt | ECA financings
Debt financings
Debt outstanding, before discount	1,982,649,000	2,335,147,000	2,777,285,000
Information regarding the collateral provided for secured debt
Net Book Value	5,399,268,000	5,582,665,000
Collateral provided, number of aircraft	119	119
Secured Debt | Bank debt
Debt financings
Debt outstanding, before discount	2,014,234,000	2,246,936,000	1,601,658,000
Information regarding the collateral provided for secured debt
Net Book Value	2,958,706,000	5,201,225,000
Collateral provided, number of aircraft	63	151
Secured Debt | Bank debt | Consolidated VIEs
Debt financings
Non-recourse to ILFC	279,200,000	97,000,000	113,700,000
Secured Debt | Other secured financings
Debt financings
Debt outstanding, before discount	1,450,000,000	1,300,000,000	1,300,000,000
Information regarding the collateral provided for secured debt
Net Book Value	2,852,834,000	2,448,896,000
Collateral provided, number of aircraft	97	80
Secured Debt | AeroTurbine Revolving Credit Agreement | Subsidiary borrower
Debt financings
Debt outstanding, before discount	266,000,000
Information regarding the collateral provided for secured debt
Amount outstanding under the facility	266,000,000	268,600,000
Unsecured Debt
Debt financings
Less: Deferred debt discount	(39,701,000)	(39,128,000)	(47,977,000)
Unsecured debt financing, net of deferred debt discount	13,870,363,000	13,619,641,000
Unsecured Debt | Bank debt
Debt financings
Debt outstanding, before discount			234,600,000
Unsecured Debt | Bonds and Medium-Term Notes
Debt financings
Debt outstanding, before discount	$ 13,910,064,000	$ 13,658,769,000	$ 16,810,843,000

Debt Financings (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2010 Secured Debt	Aug. 31, 2010 Secured Debt Senior secured bonds item	Sep. 30, 2012 Secured Debt Senior secured bonds	Dec. 31, 2011 Secured Debt Senior secured bonds	Sep. 30, 2012 Secured Debt Senior secured bonds Minimum	Dec. 31, 2011 Secured Debt Senior secured bonds Minimum	Sep. 30, 2012 Secured Debt Senior secured bonds Maximum	Dec. 31, 2011 Secured Debt Senior secured bonds Maximum	Aug. 31, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 20, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 31, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 20, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 31, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Aug. 20, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Sep. 30, 2012 Secured Debt 2004 ECA facility	Dec. 31, 2011 Secured Debt 2004 ECA facility	Sep. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Sep. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Sep. 30, 2012 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2011 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Feb. 29, 2012 Secured Debt 2006 Credit Facility	Feb. 28, 2011 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility	Dec. 31, 2011 Secured Debt 2006 Credit Facility	Oct. 13, 2006 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility LIBOR	Dec. 31, 2011 Secured Debt 2006 Credit Facility LIBOR	Oct. 13, 2006 Secured Debt 2006 Credit Facility LIBOR	Mar. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Mar. 05, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Mar. 30, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Jan. 02, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Prior to March 30, 2012 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Between March 30, 2012 and March 30, 2013 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary
Debt financings
Issuance of debt							$ 3,900,000,000							$ 1,350,000,000		$ 1,275,000,000		$ 1,275,000,000
Interest rate on debt (as a percent)															6.50%		6.75%		7.13%
Number of aircraft designated as collateral							174																																	54	54
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes							2
Number of days' notice that the entity must provide for the redemption of notes (in days)										30 days	30 days	60 days	60 days
Prepayment penalty percentage										1.00%	1.00%																																			2.00%	1.00%
Amount outstanding	9,338,742,000	9,764,631,000	9,556,634,000	9,338,742,000	9,764,631,000	9,556,634,000																2,000,000,000	2,300,000,000
Interest rate at period end (as a percent)																								0.67%	0.44%	4.71%	4.71%								2.44%
Variable rate basis																												LIBOR	LIBOR								LIBOR	LIBOR										LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)																																						2.15%	2.15%									2.75%	2.75%	1.75%	1.75%
Net book value of the aircraft purchased																						4,100,000,000	4,200,000,000
Segregated security deposits, overhaul rentals and rental payments	371,057,000	414,807,000	457,053,000																	369,400,000	414,800,000		415,000,000
Loan-to-value ratio (as a percent)																														50.00%	50.00%													65.00%	65.00%
Aircraft disposition amount used in calculation of restrictive covenant on the selling or transferring of aircraft																							10,100,000,000			9,800,000,000
Reduction in aircraft disposition amount per quarter																						91,400,000	91,400,000
Number of loans that can be terminated as a result of breach of restrictive covenants																						10	10
Loans that can be terminated as a result of breach of restrictive covenants																							268,800,000
Initial maximum borrowing capacity																																				2,500,000,000								1,300,000,000
Maximum borrowing capacity																																			456,900,000						1,500,000,000	1,500,000,000
Amount outstanding under the facility																																									1,400,000,000	1,500,000,000	1,500,000,000
Facility fees (as a percent)																																		0.20%	0.20%
Prepayment of remaining outstanding amount																																456,900,000	456,900,000
Number of subsidiaries entered into loan agreement																																												1
Flight equipment, pledged as collateral				$ 17,770,323,000	$ 20,036,998,000			$ 6,559,515,000	$ 6,804,212,000																																				$ 2,400,000,000
Advance rate as percentage of initial appraised value of the aircraft transferred to the SPEs																																												65.00%

Debt Financings (Details 3) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Feb. 29, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 09, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Aircraft financings, related party, May 2009 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Aircraft financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements item	Sep. 30, 2012 Secured Debt Aircraft financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements item	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt Borrowings from third parties, tranche one Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans Maximum	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2011 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Prior to March 17, 2012 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Feb. 29, 2012 Secured Debt Secured senior term loan 2012	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 Subsidiary borrower item	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 Subsidiary borrower item	Dec. 31, 2011 Secured Debt Secured senior term loan 2012 Subsidiary borrower	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 LIBOR	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 LIBOR	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 LIBOR Subsidiary borrower	Feb. 29, 2012 Secured Debt Secured senior term loan 2012 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt Secured senior term loan 2012 Base rate Subsidiary borrower
Debt financings
Initial maximum borrowing capacity										$ 335,000,000
Maximum borrowing capacity								430,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option							70,000,000			165,000,000
Variable rate basis											LIBOR	LIBOR										LIBOR	LIBOR	LIBOR			LIBOR	LIBOR	LIBOR									LIBOR	LIBOR	LIBOR						LIBOR	LIBOR	LIBOR						LIBOR		LIBOR		Base Rate
Margin added to variable rate basis (as a percent)											3.00%	3.00%																												4.75%	4.75%							5.00%	5.00%						4.00%		4.00%		3.00%
Increase in the aggregate amount available under the facility						95,000,000
Amount outstanding under the facility							266,000,000		268,600,000
Subordinated financing provided to subsidiary													39,000,000
Number of subsidiaries entered into loan agreement																																																				1
Issuance of debt																106,000,000															55,400,000				750,000,000	750,000,000						550,000,000	550,000,000							900,000,000	900,000,000
Face amount of notes																					82,000,000					24,000,000
Number of tranches																2
Interest rate at period end (as a percent)																							3.38%		3.42%			5.08%		5.12%
Number of agreements														2					2
Interest rate risk (as a percent)															4.00%					4.00%
Loan outstanding	24,209,105,000	24,384,272,000	27,554,100,000														69,000,000	77,900,000														35,700,000	40,600,000
Net book value of aircraft																	128,300,000	132,200,000														85,200,000	88,000,000
Aircraft owned by subsidiary																															1	1
Portion of loan amortized over five years																															0.5	0.5
Amortization period (in years)																															5 years	5 years
Loan due for payment in 2014																																27,500,000	27,500,000
Fixed interest rate (as a percent)																																6.58%	6.58%
Number of aircraft designated as collateral																																			43	43						37	37								62
Flight equipment, pledged as collateral				$ 17,770,323,000	$ 20,036,998,000																																$ 1,300,000,000							$ 969,000,000									$ 1,660,000,000
Loan-to-value ratio (as a percent)																																				56.00%	56.00%						57.00%	57.00%								54.00%
Interest rate floor (as a percent)																																								2.00%	2.00%							2.00%	2.00%								1.00%
Prepayment penalty percentage																																													1.00%
Required loan-to-value ratio (as a percent)																																		63.00%
Initial weighted average age of pool of aircrafts																																																		13 years 4 months 24 days

Debt Financings (Details 4) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt	Dec. 31, 2011 Unsecured Debt Notes issued on May 24, 2011 and December 22, 2011	Dec. 31, 2011 Unsecured Debt 8.625% notes due 2022	Dec. 22, 2011 Unsecured Debt 8.625% notes due 2022	May 31, 2011 Unsecured Debt 5.75% notes due 2016	May 24, 2011 Unsecured Debt 5.75% notes due 2016	May 31, 2011 Unsecured Debt 6.25% notes due 2019	May 24, 2011 Unsecured Debt 6.25% notes due 2019	Dec. 31, 2010 Unsecured Debt 8.25% notes due 2020	Dec. 07, 2010 Unsecured Debt 8.25% notes due 2020	Aug. 31, 2010 Unsecured Debt 8.875% notes due 2017	Aug. 20, 2010 Unsecured Debt 8.875% notes due 2017	Dec. 31, 2011 Unsecured Debt Public bonds and medium-term notes	Aug. 31, 2011 Unsecured Debt Euro Medium-Term Note Programme	Sep. 30, 2011 Unsecured Debt Euro Medium-Term Note Programme	Apr. 30, 2011 Unsecured Debt Other Senior Notes	Jan. 31, 2011 Unsecured Debt Other Senior Notes	Mar. 31, 2010 Unsecured Debt 8.625% senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.625% senior notes due September 15, 2015	Apr. 06, 2010 Unsecured Debt 8.625% senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% senior notes due March 15, 2017	Apr. 30, 2010 Unsecured Debt 8.750% senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% senior notes due March 15, 2017	Mar. 22, 2010 Unsecured Debt 8.750% senior notes due March 15, 2017
Debt financings
Issuance of debt							$ 650,000,000		$ 1,000,000,000		$ 1,250,000,000		$ 1,000,000,000		$ 500,000,000							$ 1,250,000,000	$ 1,250,000,000			$ 1,500,000,000	$ 1,500,000,000
Interest rate on debt (as a percent)								8.63%		5.75%		6.25%		8.25%		8.88%								8.63%	8.63%			8.75%	8.75%
Loan outstanding	24,209,105,000	24,384,272,000	27,554,100,000														6,500,000,000
Interest rate on debt, minimum (as a percent)																	0.75%
Interest rate on debt, maximum (as a percent)																	7.50%
Net proceeds from the sale of notes						2,870,000,000
Principal amount of previously issued notes that were repurchased					1,670,000,000
Repayment of debt				1,750,000,000														1,200,000,000
Losses recognized in connection with cancellation of notes				61,100,000
Principal amount of notes that were terminated																			7,000,000,000
Hedging of interest rate, low end of range (as a percent)																		5.36%
Hedging of interest rate, high end of range (as a percent)																		5.37%
Increase in annual interest rate (as a percent)																				0.0025	0.0025
Period during which annual interest rate increased beginning January 26, 2011 (in days)																					90 days
Foreign currency adjustment related to foreign currency denominated notes
Foreign currency adjustment related to foreign currency denominated debt at the begning of period			165,400,000
Foreign currency period adjustment of non-US$ denominated debt		104,800,000
Repayment of debt principal from cash receipts under derivative contracts at the maturity of the debt and the derivative contract		(270,200,000)
Foreign currency adjustment related to foreign currency denominated debt at the end of period			$ 165,400,000

Debt Financings (Details 5) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended								1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2005 Subordinated Debt item	Sep. 30, 2012 Subordinated debt, tranche one	Dec. 31, 2011 Subordinated debt, tranche one	Dec. 31, 2005 Subordinated debt, tranche one	Dec. 31, 2005 Subordinated debt, tranche one Before call option date of December 21, 2010	Dec. 31, 2005 Subordinated debt, tranche one LIBOR	Dec. 31, 2010 Subordinated debt, tranche one LIBOR Call option date of December 21, 2010 and thereafter	Dec. 31, 2005 Subordinated debt, tranche one 10-year constant maturity treasury	Dec. 31, 2010 Subordinated debt, tranche one 10-year constant maturity treasury Call option date of December 21, 2010 and thereafter	Dec. 31, 2005 Subordinated debt, tranche one 30-year constant maturity treasury	Dec. 31, 2010 Subordinated debt, tranche one 30-year constant maturity treasury Call option date of December 21, 2010 and thereafter	Dec. 31, 2005 Subordinated debt, tranche two	Dec. 31, 2005 Subordinated debt, tranche two Before call option date of December 21, 2015	Dec. 31, 2010 Subordinated debt, tranche two LIBOR Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, tranche two LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, tranche two 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, tranche two 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, tranche two 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, tranche two 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jan. 31, 2011 Unsecured Debt 2011 Credit Facility item	Dec. 31, 2011 Unsecured Debt 2011 Credit Facility LIBOR	Dec. 31, 2011 Unsecured Debt 2011 Credit Facility Base rate	Oct. 31, 2011 Unsecured Debt 2006 Credit Facility	Oct. 31, 2011 Unsecured Debt 2006 Credit Facility LIBOR	Oct. 13, 2011 Unsecured Debt 2006 Credit Facility LIBOR
Debt financings
Maximum aggregate available amount																				$ 2,000
Term of debt instrument (in years)																				3 years
Number of banks providing financing under the credit facility																				11
Variable rate basis						3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury			3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury		LIBOR	Base Rate		LIBOR
Margin added to variable rate basis (as a percent)						1.55%	1.55%	1.55%	1.55%	1.55%	1.55%			1.80%	1.80%	1.80%	1.80%	1.80%	1.80%						0.65%
Facility fees (as a percent)																							0.20%
Number of tranches	2
Amount of debt issued	1,000
Face amount of debt				600								400
Fixed interest rate (as a percent)					5.90%								6.25%
Interest rate at period end (as a percent)		4.52%	4.34%
Redemption price of debt instrument (as a percent)		100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs		$ 50	$ 50

Debt Financings (Details 6) (USD $)	Dec. 31, 2011
Maturities of debt financing (excluding deferred debt discount)
2012	$ 3,043,473,000
2013	4,006,594,000
2014	2,990,616,000
2015	2,765,121,000
2016	3,234,757,000
Thereafter	8,400,291,000
Total	24,440,852,000
Consolidated retained earnings which are unrestricted as to payment of dividends based on consolidated net tangible worth requirements	1,100,000,000
Maximum amount of consolidated retained earnings which can be used to declare and pay dividends under the most restrictive provision of debt agreements	$ 1,100,000,000

Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security deposits paid by lessees	$ 1,123,477	$ 1,089,771	$ 1,081,021
Overhaul rentals	693,748	718,472	529,834
Other customer deposits	206,396	227,189	197,538
Total		$ 2,035,432	$ 1,808,393

Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Market Auction Preferred Stock
Liquidation value (in dollars per share)	$ 100,000	$ 100,000	$ 100,000
Period for reset of dividend rate, other than the initial rate, for each dividend period	49 days
Series A MAPS
Market Auction Preferred Stock
Dividend rate (as a percent)	0.25%
Series B MAPS
Market Auction Preferred Stock
Dividend rate (as a percent)	0.88%
Market Auction Preferred Stock
Market Auction Preferred Stock
Liquidation value (in dollars per share)	$ 100,000

Shareholders' Equity (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2009 AIG
Paid-in Capital
Paid-in capital adjustments, debt issue cost, compensation and other expenses paid by AIG on ILFC's behalf				$ (8,000,000)	$ 2,800,000	$ 3,300,000
Accumulated other comprehensive (loss) income
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax		(19,764,000)	(59,476,000)
Cumulative unrealized gain related to securities available for sale, net of tax		127,000	532,000
Total accumulated other comprehensive (loss) income	(14,941,000)	(19,637,000)	(58,944,000)
Cumulative unrealized (loss) gain related to cash flow hedges, tax effect		10,642,000	32,026,000
Cumulative unrealized gain related to securities available for sale, tax effect		$ 68,000	$ 287,000

Rental Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Minimum future rentals on non-cancelable operating leases and subleases of flight equipment
2012	$ 4,090,969,000
2013	3,584,841,000
2014	2,899,392,000
2015	2,180,321,000
2016	1,570,348,000
Thereafter	1,700,867,000
Rental income additional disclosure
Aggregate net overhaul rentals recognized and rental revenue earned based on usage	253,200,000	328,800,000	342,900,000
Operating leases minimum remaining term	1 year
Operating leases maximum remaining term	15 years
Unamortized lease incentives	$ 119,878,000	$ 89,289,000	$ 85,300,000	$ 129,870,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal					$ 156,086	$ 41,357	$ 110,579
State					1,175	677	1,467
Foreign					989	1,459	1,262
Total current income taxes					158,250	43,493	113,308
Deferred
Federal					(553,439)	(314,923)	375,260
State					32,443	(22,940)	7,421
Foreign					52,668	25,402
Total deferred income taxes					(468,328)	(312,461)	382,681
Total income taxes	9,964	(457,413)	(65,990)	(382,149)	(310,078)	(268,968)	495,989
Deferred Tax Liabilities
Accelerated depreciation on flight equipment					4,992,981	5,312,171
Straight line rents						17,472
Other						911
Total Deferred Tax Liabilities					4,992,981	5,330,554
Deferred Tax Assets
Straight line rents					(6,102)
Estimated reimbursements of overhaul rentals					(261,833)	(195,548)
Capitalized overhauls					(80,479)	(71,610)
Rent received in advance					(89,013)	(94,890)
Derivatives					(12,532)	(29,232)
Accruals and reserves					(119,232)	(150,726)
Net operating loss carry forward					(113,866)	(89,865)
Investment in foreign subsidiaries					(52,668)	(25,402)
Other					(52,667)	(13,131)
Total Deferred Tax Assets					(788,392)	(670,404)
Net Deferred Tax Liability					$ 4,204,589	$ 4,660,150

Income Taxes (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the computed expected total provision for income taxes to the amount recorded
Computed expected provision at 35%					$ (361,893,000)	$ (267,623,000)	$ 484,107,000
State income tax, net of Federal					21,852,000	(14,470,000)	5,777,000
Foreign Taxes						133,000	10,000
IRS audit adjustments					37,011,000	8,656,000	2,185,000
Other					(7,048,000)	4,336,000	3,910,000
Total income taxes	9,964,000	(457,413,000)	(65,990,000)	(382,149,000)	(310,078,000)	(268,968,000)	495,989,000
Federal statutory income tax rate (as a percent)					35.00%	35.00%	35.00%
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period			256,586,000	225,352,000	225,352,000	165,824,000	121,482,000
Additions based on tax positions related to current year			425,400,000		48,549,000	53,584,000	50,823,000
Additions for tax positions of prior years					800,000	5,944,000	1,121,000
Reductions for tax positions of prior years			588,000,000		(18,115,000)
Settlements							(7,602,000)
Balance at the end of the period					256,586,000	225,352,000	165,824,000
Unrecognized tax benefits, additional disclosure
Interest, net of the federal benefit					8,800,000	5,000,000	2,200,000
Accrued interest, net of the federal benefit					21,900,000	13,200,000	8,200,000
Unrecognized tax benefit that, if recognized, would favorably affect the tax rate					48,500,000	53,600,000	50,800,000
U.S. federal
Operating losses
Net operating loss carryforwards					133,900,000	160,000,000
Foreign
Operating losses
Net operating loss carryforwards					317,800,000	325,800,000
Foreign | Australia
Operating losses
Net deferred tax assets on operating loss carryforwards, in Australia					$ 43,400,000	$ 72,400,000

Other Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Other information
Revenues from rentals of flight equipment	$ 1,097,280,000	$ 1,116,914,000	$ 3,320,711,000	$ 3,369,288,000	$ 4,454,405,000	$ 4,726,502,000	$ 4,928,253,000
Number of industries in which the entity operates					1
Currency Risk
Foreign currency transaction (losses) gains included in Interest and other income					(2,400,000)	(2,300,000)	5,500,000
Total revenues from rentals of flight equipment | AeroTurbine
Other information
Revenues from rentals of flight equipment since acquisition date					19,874,000
Total revenues from rentals of flight equipment | Concentration of Credit Risk | Ceased operations, filed bankruptcy or equivalent
Other information
Revenues from rentals of flight equipment					19,600,000
Revenues from rentals of flight equipment (as a percent)					0.43%
Total revenues from rentals of flight equipment | Concentration of Credit Risk | Subsequent event | Ceased operations, filed bankruptcy or equivalent
Other information
Revenues from rentals of flight equipment					159,600,000
Revenues from rentals of flight equipment (as a percent)					3.53%
Total revenues from rentals of flight equipment | Geographic Concentration
Other information
Revenues from rentals of flight equipment					4,454,405,000	4,726,502,000	4,928,253,000
Revenues from rentals of flight equipment (as a percent)					100.00%	100.00%	100.00%
Total revenues from rentals of flight equipment | Geographic Concentration | Outside the U.S.
Other information
Revenues from rentals of flight equipment					4,200,000,000	4,400,000,000	4,600,000,000
Revenues from rentals of flight equipment (as a percent)					94.40%	93.60%	92.90%
Total revenues from rentals of flight equipment | Geographic Concentration | Europe
Other information
Revenues from rentals of flight equipment					1,953,475,000	2,103,058,000	2,195,516,000
Revenues from rentals of flight equipment (as a percent)					43.80%	44.50%	44.60%
Total revenues from rentals of flight equipment | Geographic Concentration | Asia and the Pacific
Other information
Revenues from rentals of flight equipment					1,356,603,000	1,455,873,000	1,503,241,000
Revenues from rentals of flight equipment (as a percent)					30.50%	30.80%	30.50%
Total revenues from rentals of flight equipment | Geographic Concentration | The Middle East and Africa
Other information
Revenues from rentals of flight equipment					555,058,000	585,679,000	412,687,000
Revenues from rentals of flight equipment (as a percent)					12.50%	12.40%	8.40%
Total revenues from rentals of flight equipment | Geographic Concentration | The Middle East and Africa | Previously Reported
Other information
Revenues from rentals of flight equipment						375,496,000
Revenues from rentals of flight equipment (as a percent)						7.90%
Total revenues from rentals of flight equipment | Geographic Concentration | US and Canada
Other information
Revenues from rentals of flight equipment					362,143,000	375,496,000	228,126,000
Revenues from rentals of flight equipment (as a percent)					8.10%	7.90%	4.60%
Total revenues from rentals of flight equipment | Geographic Concentration | US and Canada | Previously Reported
Other information
Revenues from rentals of flight equipment						206,396,000
Revenues from rentals of flight equipment (as a percent)						4.40%
Total revenues from rentals of flight equipment | Geographic Concentration | Central and South America and Mexico
Other information
Revenues from rentals of flight equipment					227,126,000	206,396,000	588,683,000
Revenues from rentals of flight equipment (as a percent)					5.10%	4.40%	11.90%
Total revenues from rentals of flight equipment | Geographic Concentration | Central and South America and Mexico | Previously Reported
Other information
Revenues from rentals of flight equipment						585,679,000
Revenues from rentals of flight equipment (as a percent)						12.40%
Total revenues from rentals of flight equipment | Geographic Concentration | China
Other information
Revenues from rentals of flight equipment					766,350,000	815,683,000	879,073,000
Revenues from rentals of flight equipment (as a percent)					17.20%	17.30%	18.30%
Total revenues from rentals of flight equipment | Geographic Concentration | France
Other information
Revenues from rentals of flight equipment					$ 487,027,000	$ 516,899,000	$ 526,283,000
Revenues from rentals of flight equipment (as a percent)					10.90%	10.90%	10.90%

Employee Benefit Plans (Details) (USD $)	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended										1 Months Ended	12 Months Ended
	Dec. 31, 2011 ILFC deferred compensation and long-term incentive plans	Dec. 31, 2010 ILFC deferred compensation and long-term incentive plans	Dec. 31, 2009 ILFC deferred compensation and long-term incentive plans	Sep. 30, 2012 AIG	Sep. 30, 2011 AIG	Sep. 30, 2012 AIG	Sep. 30, 2011 AIG	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2009 AIG	Dec. 31, 2011 AIG AIG's share-based payment and liability programs	Dec. 31, 2010 AIG AIG's share-based payment and liability programs	Dec. 31, 2009 AIG AIG's share-based payment and liability programs	Dec. 31, 2011 AIG AIG pension plan and 401(k) plans	Dec. 31, 2010 AIG AIG pension plan and 401(k) plans	Dec. 31, 2009 AIG AIG pension plan and 401(k) plans	Dec. 31, 2011 AIG AIG's U.S. benefit plans	Apr. 30, 2012 AIG AIG Retirement and AIG Excess Plans	Dec. 31, 2010 Out-of-period adjustment Pension plan expenses AIG AIG pension plan and 401(k) plans
Employee benefit plans
Pension plan and 401(k) plan expenses allocated by AIG				$ 3,904,000	$ 1,549,000	$ 18,451,000	$ (2,951,000)	$ (1,246,000)	$ 30,512,000	$ 8,683,000				$ 4,700,000	$ 23,800,000	$ 3,000,000			$ 20,200,000
Projected benefit obligations in excess of plan assets																	454,000,000
Pay credits, percentage of annual eligible compensation																		6.00%
Compensation expenses for participation in AIG's share-based payment and liability programs											(3,200,000)	12,800,000	14,000,000
Compensation expenses for deferred compensation and long-term incentive plans	$ 9,900,000	$ 6,400,000	$ 12,600,000

Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item
Commitments and contingencies
Number of used aircraft committed to purchase		3
Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney
Commitments and contingencies
Number of aircraft committed to purchase	233	257
Number of aircraft committed to purchase through sale-leaseback transactions	7	25
Number of new spare engines committed to purchase	9	9
Aggregate estimated total remaining payments	$ 17,700	$ 19,200
Number of used aircraft committed to purchase	7
Aircraft purchase commitment with Boeing
Commitments and contingencies
Non-refundable deposits on purchase commitments		208.1
Aircraft purchase commitment with Airbus
Commitments and contingencies
Non-refundable deposits on purchase commitments		46.4
Other flight equipment purchase agreements
Commitments and contingencies
Number of new spare engines committed to purchase		9
Aggregate estimated total remaining payments		$ 34.8
Number of used aircraft committed to purchase		2

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Asset Value Guarantees item	Dec. 31, 2011 Asset Value Guarantees item	Sep. 30, 2012 Asset Value Guarantees item	Sep. 30, 2012 Aircraft Loan Guarantees item	Dec. 31, 2011 Aircraft Loan Guarantees item
Guarantees
Number of guarantee obligations			14	19		1	2
Number of guarantees performed				1	6
Number of aircraft purchased under guarantee performance			1	1
Reserve for guarantee obligations				$ 13.5
Number of reserves for guarantee obligations				2
Maximum aggregate potential commitment under guarantees			369	450	369	10.6	17
Carrying balance of guarantees	$ 21.2	$ 10	$ 44.6		$ 44.6

Commitments and Contingencies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies.
Rent expense	$ 13,000,000	$ 11,300,000	$ 11,000,000
Commitments for minimum rentals under the non-cancelable leases
2012	16,114,000
2013	17,260,000
2014	16,042,000
2015	11,158,000
2016	1,379,000
Thereafter	4,644,000
Total	66,597,000
Minimum sublease rentals	$ 5,000,000

Variable Interest Entities (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2010 Determination of a primary beneficiary item	Jan. 02, 2010 Deconsolidation of variable interest entity	Dec. 31, 2009 Consolidated VIEs Determination of a primary beneficiary Previously Reported item	Dec. 31, 2011 Consolidated VIEs Non-Recourse Financing Structures item	Dec. 31, 2009 Consolidated VIEs Investing Activities	Sep. 30, 2012 Not primary beneficiary item	Dec. 31, 2011 Not primary beneficiary Investing Activities item
Variable interest entities
Number of aircraft for purchase of which secured financing obtained through establishment of VIE											1
Number of entities in which the entity has variable interests										10	2		1	10
Number of aircraft owned by each entity														1
Net expenses included in consolidated statements of operations	$ 1,114,316,000	$ 2,460,107,000	$ 3,154,059,000	$ 4,535,724,000	$ 5,560,642,000	$ 5,563,516,000	$ 3,614,028,000					$ 7,200,000
Number of entities with variable interests deconsolidated								10
Assets of VIEs, deconsolidated										79,700,000
Liabilities of VIEs, deconsolidated										6,500,000
Charge, net of tax, to beginning retained earnings									$ 15,900,000

Fair Value Measurements (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value measurements
Derivative assets	$ 198,000				$ 116,394,000				$ 70,000		$ 198,000	$ 116,394,000
Derivative assets					60,150,000							60,150,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Derivative liabilities	(31,756,000)								(23,910,000)		(31,756,000)
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(773,000,000)	(480,100,000)	(61,200,000)	(348,900,000)	(190,721,000)	(1,680,213,000)	(1,737,508,000)	(1,663,189,000)	(86,332,000)
Lease receivables and other assets
Fair value measurements
Derivative assets	198,000										198,000
Level 2
Fair value measurements
Derivative assets	198,000								70,000		198,000
Fair Value
Fair value measurements
Derivative assets	198,000								70,000		198,000
Recurring basis | Level 2
Fair value measurements
Derivative assets	198,000				116,394,000				70,000		198,000	116,394,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Total	(31,558,000)				60,150,000				(23,840,000)		(31,558,000)	60,150,000
CVA and MVA adjustments	6,400,000				800,000				600,000		6,400,000	800,000
Recurring basis | Counterparty Netting
Fair value measurements
Derivative assets					(56,244,000)							(56,244,000)
Derivative liabilities					56,244,000							56,244,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets	198,000								70,000		198,000
Derivative assets	198,000				60,150,000						198,000	60,150,000
Derivative liabilities	(31,756,000)								(23,910,000)		(31,756,000)
Derivative liabilities	(31,756,000)										(31,756,000)
Total	(31,558,000)								(23,840,000)		(31,558,000)
Total	(31,558,000)				60,150,000						(31,558,000)	60,150,000
Non-recurring basis | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				3,833,686,000,000						3,833,686,000,000	3,833,686,000,000
Impairment Charges											(1,737,508,000,000)
Reclassifications											4,655,000,000
Sales											(277,151,000,000)
Depreciation and Other Adjustments											(230,854,000,000)
Book Value at end of the period	1,592,829,000,000										1,592,829,000,000
Non-recurring basis | Flight equipment under operating lease | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				3,571,395,000,000						3,571,395,000,000	3,571,395,000,000
Impairment Charges											(1,739,656,000,000)
Reclassifications											72,643,000,000
Sales											(89,807,000,000)
Depreciation and Other Adjustments											(229,412,000,000)
Book Value at end of the period	1,585,164,000,000										1,585,164,000,000
Non-recurring basis | Flight equipment held for sale | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				262,291,000,000						262,291,000,000	262,291,000,000
Impairment Charges											3,726,000,000
Reclassifications											(78,673,000,000)
Sales											(187,344,000,000)
Non-recurring basis | Lease receivables and other assets | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges											(1,578,000,000)
Reclassifications											8,398,000,000
Depreciation and Other Adjustments											(1,000,000,000)
Book Value at end of the period	5,820,000,000										5,820,000,000
Non-recurring basis | Net investments in finance and sales-type leases | Impairment charges and fair value adjustments, year ended December 31, 2011
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											2,287,000,000
Depreciation and Other Adjustments											(442,000,000)
Book Value at end of the period	$ 1,845,000,000										$ 1,845,000,000

Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) item	Sep. 30, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Matured derivative contracts Foreign exchange swap agreements contract	Dec. 31, 2011 Matured derivative contracts Foreign exchange swap agreements item	Sep. 30, 2012 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) contract	Dec. 31, 2011 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) item	Dec. 31, 2010 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements EUR (€)	Sep. 30, 2012 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)				2	2	2	2
Number of contracts under default for allowing master netting agreement	1
Asset Derivatives, Notional Value						$ 69,036	$ 77,946	$ 89,520				€ 1,000,000
Asset Derivatives, Fair Value	198	70	116,394			70	198	1,963		114,431	114,431
Liability Derivatives, Notional Value													365,982	480,912	625,717
Liability Derivatives, Fair Value	$ (31,756)	$ (23,910)	$ (56,244)						$ (31,756)	$ (56,244)			$ (23,910)	$ (31,756)	$ (56,244)

Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in hedges recorded in OCI related to derivative instruments
Income tax effect	$ (904,000)	$ (8,411,000)	$ (2,216,000)	$ (19,375,000)	$ (21,384,000)	$ (42,542,000)	$ (15,929,000)
Net changes in cash flow hedges, net of taxes	1,653,000	15,620,000	4,346,000	35,983,000	39,713,000	79,006,000	29,583,000
Combined CVA and MVA					7,000,000	23,300,000	(12,700,000)
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			14,100,000		(17,100,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(19,000)	(27,000)	(64,000)	923,000	897,000	(26,944,000)	11,923,000
Reconciliation to Condensed Consolidated Statements of Income:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	(127,000)	(7,480,000)	(543,000)	(9,571,000)	(9,808,000)	(47,787,000)	21,450,000
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of the unrealized gain or (loss) on derivative position	(1,898,000)	3,730,000	(8,136,000)	(1,988,000)	(2,166,000)	(27,733,000)	7,260,000
Effective portion of change in fair market value of derivatives	2,275,000	9,908,000	5,715,000	17,604,000	23,059,000	3,949,000	44,176,000
Amounts reclassified from AOCI	4,173,000	6,178,000	13,851,000	19,592,000	(25,225,000)	(31,682,000)	(36,916,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(19,000)	(27,000)	(64,000)	(85,000)	(111,000)	(156,000)	(868,000)
Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of the unrealized gain or (loss) on derivative position		(8,785,000)		108,709,000	108,709,000	(172,003,000)	66,037,000
Foreign exchange component credited (charged) to income		11,400,000		(104,800,000)	(104,800,000)	225,700,000	(114,620,000)
Effective portion of change in fair market value of derivatives		2,113,000		140,029,000	140,029,000	(111,473,000)	116,441,000
Amounts reclassified from AOCI		10,898,000		31,320,000	(31,320,000)	(60,530,000)	(50,404,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)				1,008,000	1,008,000	(26,788,000)	12,791,000
Interest rate cap agreements
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	174,000	(341,000)	368,000	(1,467,000)	(1,394,000)	(2,062,000)	(647,000)
Reconciliation to Condensed Consolidated Statements of Income:
Amortization of premium paid to the derivative counterparty					(400,000)	(100,000)	(800,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	282,000	610,000	847,000	2,525,000	2,809,000	3,372,000	(485,000)
Reconciliation to Condensed Consolidated Statements of Income:
Reclassifications from AOCI to income	(282,000)	(610,000)	(847,000)	(2,525,000)	(2,809,000)	(3,372,000)	485,000
Maturing derivative contracts
Reconciliation to Condensed Consolidated Statements of Income:
Income effect of derivatives		(6,502,000)		(6,502,000)	(6,502,000)	(15,409,000)	9,689,000
Maturing derivative contracts | Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI					$ (6,502,000)

Fair Value Disclosures of Financial Instruments (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying amounts and fair values of financial instruments
Derivative assets			$ 60,150,000
Restricted cash	371,057,000	414,807,000	457,053,000
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,017,267,000	2,389,816,000	3,524,750,000
Notes and trade receivables		9,489,000	65,065,000
Debt financing (including subordinated debt and foreign currency adjustment)	(24,209,105,000)	(24,384,272,000)	(27,789,786,000)
Derivative assets	70,000	198,000	60,150,000
Derivative liabilities	23,910,000	31,756,000
Guarantees	(49,685,000)	(21,164,000)	(10,013,000)
Restricted cash	371,100,000	414,800,000	457,100,000
Combined CVA and MVA		6,400,000	23,300,000
Derivative liabilities			56,244,000
Total
Carrying amounts and fair values of financial instruments
Cash, including restricted cash		2,389,816,000	3,524,750,000
Notes and trade receivables		8,713,000	64,622,000
Debt financing (including subordinated debt and foreign currency adjustment)		(24,228,045,000)	(28,267,765,000)
Derivative assets		198,000	60,150,000
Derivative liabilities		31,756,000
Guarantees		(34,103,000)	(11,654,000)
Combined CVA and MVA		6,400,000	23,300,000
Derivative liabilities			$ 56,244,000

Subsequent Events (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			9 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Dec. 31, 2011 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility LIBOR	Dec. 31, 2011 Secured Debt 2006 Credit Facility LIBOR	Oct. 13, 2006 Secured Debt 2006 Credit Facility LIBOR	Feb. 29, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Feb. 23, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Dec. 31, 2011 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017	Sep. 30, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Prior to February 23, 2013	Feb. 29, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 29, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 23, 2012 Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 29, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Sep. 30, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Feb. 23, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Dec. 31, 2011 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Dec. 09, 2011 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Sep. 30, 2012 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement LIBOR	Dec. 31, 2011 Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement LIBOR	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 item	Dec. 31, 2011 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Maximum	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Prior to February 23, 2013	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 29, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 23, 2012 Subsequent event Issuance of debt Subsidiary borrower Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate	Feb. 22, 2012 Subsequent event Repayment and termination of credit facility Secured Debt 2006 Credit Facility	Dec. 31, 2011 Subsequent event Repayment and termination of credit facility Secured Debt 2006 Credit Facility	Feb. 29, 2012 Subsequent event Increase in aggregate amount available Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Feb. 23, 2012 Subsequent event Increase in aggregate amount available Subsidiary borrower Secured Debt AeroTurbine Revolving Credit Agreement	Dec. 31, 2011 Subsequent event Ceased operations, filed bankruptcy or equivalent item
Subsequent events
Number of customers who ceased operations or filed for bankruptcy, or its equivalent																																													4
Number of customers with separate operating certificates who ceased operations or filed for bankruptcy, or its equivalent																																													1
Number of separate operating certificates held by customers who ceased operations or filed for bankruptcy, or its equivalent																																													2
Number of aircraft returned to entity by customers who ceased operations or filed for bankruptcy, or its equivalent																																													42
Impairment charges on aircraft under lease with customers who ceased operations or filed for bankruptcy, or its equivalent	$ 61,237,000	$ 1,515,343,000	$ 102,662,000	$ 1,521,881,000	$ 1,567,180,000	$ 1,110,427,000	$ 50,884,000																																						$ 43,900,000
Reserves recorded on finance and sales-type leases					23,088,000																																								23,000,000
Number of finance and sales-type leases on which reserves recorded					2																																								2
Number of subsidiaries entered into loan agreement																		1															1
Issuance of debt										900,000,000							900,000,000															900,000,000
Variable rate basis											LIBOR			LIBOR	LIBOR						LIBOR		Base Rate							LIBOR	LIBOR						LIBOR		Base Rate
Margin added to variable rate basis (as a percent)												4.00%			2.15%	2.15%						4.00%		3.00%						3.00%	3.00%							4.00%		3.00%
Number of aircraft designated as collateral																	62															62
Flight equipment, pledged as collateral								17,770,323,000	20,036,998,000										1,660,000,000															1,660,000,000
Loan-to-value ratio (as a percent)																		54.00%															54.00%
Prepayment penalty percentage																				1.00%																1.00%
Required loan-to-value ratio (as a percent)																																			63.00%
Maximum borrowing capacity													456,900,000														430,000,000														2,500,000,000			430,000,000
Amount outstanding under the facility																										266,000,000		268,600,000														456,900,000
Increase in the aggregate amount available under the facility																									95,000,000																		95,000,000
Option to increase in the aggregate amount available under the facility																										$ 70,000,000			$ 165,000,000															$ 70,000,000

Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009
Quarterly financial information (unaudited)
Total Revenues	$ 1,141,872	$ 1,109,465	$ 1,123,153	$ 1,125,532	$ 1,168,513	$ 1,170,569	$ 1,211,535	$ 1,172,644	$ 1,244,132	$ 3,427,735	$ 3,417,198	$ 4,526,663	$ 4,798,880	$ 4,997,192
Loss before income taxes	27,556	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	273,676	(1,118,526)	(1,033,979)	(764,636)	1,383,164
NET INCOME (LOSS)	17,592	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	339,666	(736,377)	(723,901)	(495,668)	887,175
Impairment Charges and Fair Value Adjustments		57,300	1,525,300	43,800	111,100	773,000	480,100	61,200	348,900	190,721	1,680,213	1,737,508	1,663,189	86,332
Aircraft Impaired or Adjusted												130	159
Previously Reported
Quarterly financial information (unaudited)
Total Revenues			1,123,153	1,125,532	1,168,513	1,170,569	1,211,535	1,172,644	1,244,132				4,798,880
Loss before income taxes			(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		(1,049,008)		(591,868)	1,396,167
NET INCOME (LOSS)			(837,685)	72,680	73,721	(326,050)	(105,535)	110,753	(62,926)		(691,284)		(383,758)	895,629
Impairment Charges and Fair Value Adjustments		110,400	1,459,000	43,800	103,300	676,700	407,400	61,200	353,400
Aircraft Impaired or Adjusted												127	155
Out-of-period adjustment | Certain pension costs under a non-qualified plan covering certain employees for the service period of 1996-2010
Quarterly financial information (unaudited)
Loss before income taxes							$ (20,200)

CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents, including interest bearing accounts	$ 2,646,210	$ 1,975,009	$ 881,991	$ 3,067,697	$ 336,911	$ 2,385,948
Restricted cash, including interest bearing accounts	371,057	414,807		457,053
Net investment in finance and sales-type leases	102,043	81,746		67,620
Flight equipment under operating leases	48,169,746	47,620,895		51,408,800	58,020,001
Less accumulated depreciation	13,237,403	12,118,607		12,893,421	13,928,218
Flight equipment under operating leases, net	34,932,343	35,502,288		38,515,379	44,091,783
Flight equipment held for sale	48,677			255,178
Deposits on flight equipment purchases	378,698	298,782		184,410
Lease receivables and other assets, net	826,426	599,734
Deferred debt issue costs, less accumulated amortization	271,188	288,878		232,576
Total assets	39,576,642	39,161,244		43,308,060	46,129,024
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	625,372	447,521		451,284
Current income taxes and other tax liabilities	256,826	253,600		159,611
Secured debt financing, net of deferred debt discount	9,338,742	9,764,631		9,556,634
Unsecured debt financing, net of deferred debt discount	13,870,363	13,619,641		16,997,466
Subordinated debt	1,000,000	1,000,000		1,000,000
Derivative liabilities	23,910	31,756
Security deposits, deferred overhaul rental and other customer deposits	2,463,693	2,307,637
Deferred income taxes	4,132,299	4,204,589		4,660,150	4,938,627
Commitments and Contingencies - Note M
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each having 500 shares issued and outstanding	100,000	100,000		100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding	1,053,582	1,053,582		1,053,582
Paid-in capital	1,269,971	1,243,225		1,251,225	1,248,400
Accumulated other comprehensive loss	(14,941)	(19,637)		(58,944)
Retained earnings	5,456,825	5,154,699		5,879,144	6,391,313
Total shareholders' equity	7,865,437	7,531,869		8,225,007	8,655,089	7,738,580
Total liabilities and shareholders' equity	$ 39,576,642	$ 39,161,244		$ 43,308,060

CONDENSED, CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Deferred debt issue costs, accumulated amortization (in dollars)	$ 293,137	$ 246,082
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000
Common stock, authorized shares	100,000,000	100,000,000
Common stock issued (in shares)	45,267,723	45,267,723
Common stock outstanding (in shares)	45,267,723	45,267,723
Series A
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Series B
Market Auction Preferred Stock, shares issued	500	500
Market Auction Preferred Stock, shares outstanding	500	500
Cash and cash equivalents
Interest bearing accounts (in dollars)	2,568,515	1,909,529
Restricted cash
Interest bearing accounts (in dollars)	370,712	414,807
Secured debt financing
Deferred debt discount (in dollars)	8,141	17,452
Unsecured debt financing
Deferred debt discount (in dollars)	$ 39,701	$ 39,128

CONDENSED, CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
REVENUES AND OTHER INCOME
Rental of flight equipment	$ 1,097,280	$ 1,116,914	$ 3,320,711	$ 3,369,288
Flight equipment marketing and gain on aircraft sales	10,503	3,791	25,176	6,640
Interest and other	34,089	2,448	81,848	41,270
Total revenues and other income	1,141,872	1,123,153	3,427,735	3,417,198
EXPENSES
Interest	386,769	388,442	1,165,844	1,203,010
Depreciation of flight equipment	482,098	466,334	1,440,502	1,375,745
Aircraft impairment charges on flight equipment held for use	61,237	1,515,343	102,662	1,521,881
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	35,932	9,945	88,059	158,332
Loss on early extinguishment of debt			22,934	61,093
Flight equipment rent	4,500	4,500	13,500	13,500
Aircraft costs	49,638	12,038	95,795	38,041
Selling, general and administrative	61,399	46,915	191,604	115,715
Other expenses	32,743	16,590	33,159	48,407
Total expenses	1,114,316	2,460,107	3,154,059	4,535,724
INCOME (LOSS) BEFORE INCOME TAXES	27,556	(1,336,954)	273,676	(1,118,526)
Provision (benefit) for income taxes	9,964	(457,413)	(65,990)	(382,149)
NET INCOME (LOSS)	$ 17,592	$ (879,541)	$ 339,666	$ (736,377)

CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NET INCOME (LOSS)	$ 17,592	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ (389,090)	$ (153,736)	$ 108,894	$ (61,736)	$ 339,666	$ (736,377)	$ (723,901)	$ (495,668)	$ 887,175
OTHER COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments	1,653		15,620							4,346	35,983	39,713	79,006	29,583
Change in unrealized appreciation on securities available for sale, net of taxes and net of reclassification adjustments	362		(81)							350	(292)	(406)	256	276
Total other comprehensive income	2,015		15,539							4,696	35,691	39,307	79,262	29,859
COMPREHENSIVE INCOME (LOSS)	$ 19,607		$ (864,002)							$ 344,362	$ (700,686)	$ (684,594)	$ (416,406)	$ 917,034

CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net changes in fair value of cash flow hedges, taxes	$ (904)	$ (8,411)	$ (2,216)	$ (19,375)	$ (21,384)	$ (42,542)	$ (15,929)
Change in unrealized appreciation on securities available for sale, tax	$ 0	$ 44	$ 5	$ 158	$ 219	$ (138)	$ (149)

CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
OPERATING ACTIVITIES
Net income (loss)	$ 339,666		$ (736,377)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	1,440,502		1,375,745
Deferred income taxes	(74,501)		(437,637)
Derivative instruments	(1,284)		(118,489)
Foreign currency adjustment of non-US$ denominated debt			104,800
Amortization of deferred debt issue costs	56,702		53,718
Amortization of debt discount	9,681		10,942
Amortization of prepaid lease costs	45,661		36,544
Aircraft impairment charges and fair value adjustments	190,721		1,680,213
Loss on early extinguishment of debt	22,934
Other, including gain on aircraft sales and disposals	(44,111)		(20,682)
Changes in operating assets and liabilities:
Lease receivables and other assets	83,269		8,944
Accrued interest and other payables	181,949		(106,449)
Current income taxes	3,226		24,990
Net cash provided by operating activities	2,254,415		1,876,262
INVESTING ACTIVITIES
Acquisition of flight equipment	(1,515,670)		(231,466)
Payments for deposits and progress payments	(137,504)		(110,229)
Proceeds from disposal of flight equipment	237,128		248,205
Net change in restricted cash	43,750		94,106
Collections on notes receivable and finance and sales-type leases	40,442		51,361
Other			(6,024)
Net cash (used in) provided by investing activities	(1,331,854)		45,953
FINANCING ACTIVITIES
Proceeds from debt financing	3,481,146		3,416,359
Payments in reduction of debt financing, net of foreign currency swap settlements	(3,675,766)		(7,579,948)
Debt issue costs	(56,531)		(103,942)
Payment of preferred dividends	(300)		(433)
Security and rental deposits received	114,231		83,855
Security and rental deposits returned	(96,300)		(79,423)
Transfers of security and rental deposits on sales of aircraft	(2,696)		(19,391)
Deferred overhaul rentals collected	366,272		411,157
Overhaul deposits reimbursed	(405,957)		(264,679)
Transfer of overhaul rentals on sales of aircraft			(18,623)
Net change in other deposits	24,505		46,983
Net cash used in financing activities	(251,396)		(4,108,085)
Net increase (decrease) in cash	671,165		(2,185,870)
Effect of exchange rate changes on cash	36		164
Cash at beginning of period	1,975,009		3,067,697
Cash at end of period	2,646,210		881,991
Cash paid during the period for:
Interest, excluding interest capitalized	1,141,323		1,356,825
Income taxes, net	$ 5,033	[1]	$ 30,498	[1]

[1]	Includes approximately $2 million and $26 million paid to AIG for ILFC tax liability for the nine month periods ending September 30, 2012 and 2011, respectively.

CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest capitalized	$ 11,562,000	$ 5,652,000	$ 8,113,000
Tax liability paid to AIG	2,000,000	26,000,000	58,500,000
Non-Cash Investing and Financing Activities
Flight equipment under operating leases reclassified upon designation to part-out	151,088,000
Amount of flight equipment under operating leases transferred to lease receivables and other assets upon designation to part-out	150,577,000		880,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon designation to part-out, amount charged to income	511,000
Number of part-out aircraft	13
Number of part-out engines	2
Amount of flight equipment under operating leases reclassified to net investment in finance and sale-type leases	68,636,000
Deposits on flight equipment purchases reclassified to Net investment in finance and sale-type leases	4,792,000
Accrued interest and other assets reclassified to Net investment in finance and sale-type leases	(4,733,000)
Net investment in finance and sale-type leases to which flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets reclassified	69,266,000
Amount charged to income pursuant to reclassification of flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets to net investment in finance and sale-type leases	571,000
Flight equipment held for sale reclassified to Flight equipment under operating leases when held for sale classification no longer met		76,438,000	76,438,000
Flight equipment held for sale reclassified when held for sale classification no longer met		78,673,000	78,673,000
Flight equipment held for sale reclassified when held for sale classification no longer met, amount realized in income		2,235,000	2,235,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	62,230,000	58,071,000	63,502,000
Customer deposits forfeited and recognized in income	16,215,000	13,244,000
Flight equipment under operating leases transferred to Flight equipment held for sale	48,677,000
Flight equipment under operating leases reclassified to Retained earnings to record a transfer of corporate aircraft to AIG	37,245,000
Paid in capital reclassified to Other assets to reflect a contribution of a corporate aircraft from AIG	25,901,000
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment under operating leases	20,819,000
Flight equipment under operating leases received from customer in lieu of rent payments		5,500,000	5,500,000
Flight equipment under operating leases reclassified		3,050,000	43,766,000
Flight equipment under operating leases reclassified to Notes receivable, net of allowance, and net investment in finance and sale-type leases		2,287,000	24,258,000
Flight equipment under operating leases reclassified to Notes receivable, net of allowance, and net investment in finance and sale-type leases, amount recognized in income		763,000	19,508,000
Notes receivable received as partial payment for flight equipment sold	15,117,000
Flight equipment sold, net book value	$ 166,736,000

Basis of Preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Preparation
Basis of Preparation

A. Basis of Preparation

        ILFC is an indirect wholly-owned subsidiary of AIG. AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.

        As of December 31, 2011, ILFC has elected to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC.

        The condensed, consolidated financial statements and financial information of ILFC previously reported for the three months and nine months ended September 30, 2011, are not directly comparable to the condensed, consolidated financial statements and financial information of ILFC included in this report as a result of the above-mentioned change in accounting principle. The differences relate to basis differences in flight equipment under operating leases which affect depreciation expense, aircraft impairment charges and fair value adjustments, flight equipment marketing and gain on aircraft sales, tax provisions, and net income. The impact of this adoption on ILFC's statement of income for the three months and nine months ended September 30, 2011, is presented below.

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	$468,096	$466,334	$1,380,316	$1,375,745
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	10,085	9,945	157,210	158,332
Aircraft impairment charges on flight equipment held for use	1,448,914	1,515,343	1,448,914	1,521,881
Loss before income taxes	(1,272,426)	(1,336,954)	(1,049,008)	(1,118,526)
Income tax benefit	(434,741)	(457,413)	(357,724)	(382,149)
Net loss	(837,685)	(879,541)	(691,284)	(736,377)

        The accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with GAAP for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, condensed, consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note N—Variable Interest Entities for further discussions on VIEs. All material intercompany accounts have been eliminated in consolidation.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Certain reclassifications have been made to the 2011 unaudited, condensed, consolidated financial statements to conform to the 2012 presentation. Operating results for the nine months ended September 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011.

Organization:    International Lease Finance Corporation's (the "Company," "ILFC," "management," "we," "our," "us") primary business operation is to acquire new commercial aircraft from aircraft manufacturers and other parties and lease those aircraft to airlines throughout the world. We also lease engines and sell aircraft and engine parts. In addition, we provide fleet management services to investors and/or owners of aircraft portfolios for a management fee and offer supply chain solutions to our customers. At times, we sell aircraft or engines from our leased aircraft fleet to other leasing companies, financial services companies, and airlines. We provide part-out and engine leasing services through our AeroTurbine subsidiary. We have also provided asset value guarantees and a limited number of loan guarantees to buyers of aircraft or to financial institutions for a fee. We execute our leasing, financing, and parts and supply chain solutions operations through a variety of subsidiaries and Variable Interest Entities ("VIEs") that are consolidated in our financial statements. In terms of the number and value of transactions concluded, we are a major owner-lessor of commercial jet aircraft.

        Parent Company:    ILFC is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is primarily engaged in a broad range of insurance and insurance-related activities in the United States of America ("U.S.") and abroad. AIG's primary activities include both general and life insurance and retirement services operations. Other significant activities include financial services.

Note A—Basis of Preparation

        ILFC was acquired by AIG in 1990. When AIG purchased ILFC, in accordance with the purchase accounting method under GAAP, AIG established a new basis for ILFC's assets and liabilities in AIG's consolidated financial statements based on the fair value of ILFC's assets and liabilities at the time of the acquisition. Following the acquisition, ILFC continued to issue its separate standalone financial statements, and did not "push down" the new basis for its assets and liabilities established by AIG at the time of the acquisition. Instead, ILFC maintained its historical basis in its assets and liabilities. The reporting basis for ILFC's assets and liabilities included in the consolidated financial statements of AIG therefore was different from the reporting basis for ILFC's assets and liabilities included in ILFC's previously reported separate standalone financial statements. In contemplation of a potential future partial or complete divestiture of ILFC by AIG, ILFC has elected, for all periods presented, to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC.

        The consolidated financial statements and financial information of ILFC reported prior to this Form 10-K are not directly comparable to the financial statements and financial information of ILFC included in this report as a result of the above-mentioned change in accounting principle. The differences relate to basis differences in flight equipment under operating leases which affect accumulated depreciation and related depreciation expense, aircraft impairment charges and fair value adjustments, flight equipment marketing and gain on aircraft sales, interest and other income, deferred taxes and related tax provisions, net income, paid-in capital, retained earnings and total shareholders' equity. The impact of this adoption on ILFC's consolidated balance sheets and statements of operations at and for the years ended December 31, 2010 and 2009 is presented below.

	2010		2009
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Consolidated Balance Sheets
Flight equipment under operating leases	$51,646,586	$51,408,800	$57,718,323	$58,020,001
Accumulated depreciation	13,120,421	12,893,421	13,788,522	13,928,218
Total flight equipment under operating leases	38,526,165	38,515,379	43,929,801	44,091,783
Total assets	43,318,846	43,308,060	45,967,042	46,129,024
Deferred income taxes	4,663,939	4,660,150	4,881,558	4,938,627
Paid-in capital	606,367	1,251,225	603,542	1,248,400
Retained earnings	6,530,999	5,879,144	6,931,258	6,391,313
Total shareholders' equity	8,232,004	8,225,007	8,550,176	8,655,089
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales	10,637	10,637	15,536	12,966
Revenue and other income	61,741	61,741	58,209	55,973
Depreciation of flight equipment	1,954,883	1,963,175	1,959,448	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	550,034	552,762	34,730	35,448
Aircraft impairment charges on flight equipment held for use	948,679	1,110,427	52,938	50,884
(Loss) income before taxes	(591,868)	(764,636)	1,396,167	1,383,164
(Benefit) provision for income taxes	(208,110)	(268,968)	500,538	495,989
Net (loss) income	$(383,758)	$(495,668)	$895,629	$887,185

        The accompanying consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note S—Variable Interest Entities for discussions of VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the year ended December 31, 2011 include out of period adjustments related to prior years, which increased pre-tax income by $13.7 million, net. The out of period adjustments relate primarily to (i) forfeiture of share based deferred compensation awards for certain employees who terminated their employment with us in 2010 and (ii) the extension of deferred debt issue costs and debt discount amortization related to our subordinated debt from the scheduled call dates until the ultimate maturity date of December 21, 2065. The tax provision for the year ended December 31, 2011, includes a $6.9 million cumulative out of period adjustment relating to state deferred income taxes for Florida and Alabama that previously were not properly accrued for.

        Results for the year ended December 31, 2010, include out of period adjustments related to prior years, which decreased pre-tax income by $56.2 million. The out of period adjustments related to (i) the depreciable lives of overhaul costs that were incurred by ILFC directly over the period from 2003 to 2010, and (ii) certain pension costs under a non-qualified plan covering certain ILFC employees for the service period from 1996 to 2010.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements are not materially misstated.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2010 and 2009 Consolidated Statements of Operations and Statements of Cash Flows to conform to our 2011 presentation.

Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements
Recent Accounting Pronouncements

B. Recent Accounting Pronouncements

Adoption of Recent Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP did not significantly affect our current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        We adopted the standard on January 1, 2012, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows, but affected our fair value disclosures, which are disclosed in Note O—Fair Value Measurements and Note Q—Fair Value Disclosures of Financial Instruments herein.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective January 1, 2012, and required retrospective application. The adoption of this standard had no effect on our condensed, consolidated financial statements because we already use the two-statement approach to present comprehensive income.

  Testing of Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the new standard in conjunction with our annual goodwill impairment test performed during the third quarter of 2012. The adoption of this standard had no effect on our condensed, consolidated financial statements.

Future Application of Accounting Standards:

  Testing Indefinite-Lived Intangible Assets for Impairment

        In July 2012, the FASB issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing a quantitative impairment test. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired. The new standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We do not expect the adoption of this standard to have a material effect on our financial condition, results of operations or cash flows.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

C. Income Taxes

        In May 2012, a decision in favor of a taxpayer was granted whereby the U.S. Court of Federal Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, in the second quarter of 2012 we began adjusting our tax basis in certain flight equipment and recorded an income tax benefit. As of September 30, 2012, we had recorded an aggregate amount of approximately $588 million and a corresponding reserve of $425.4 million for uncertain tax positions, resulting in a net tax benefit of $162.6 million for the nine months ended September 30, 2012.

Note O—Income Taxes

        The (benefit) provision for income taxes is comprised of the following:

	2011	2010	2009
	(Dollars in thousands)
Current:
Federal	$156,086	$41,357	$110,579
State	1,175	677	1,467
Foreign	989	1,459	1,262

	158,250	43,493	113,308
Deferred:
Federal	(553,439)	(314,923)	375,260
State	32,443	(22,940)	7,421
Foreign	52,668	25,402	—

	(468,328)	(312,461)	382,681

	$(310,078)	$(268,968)	$495,989

        The net deferred tax liability consists of the following deferred tax liabilities (assets):

	2011	2010
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,992,981	$5,312,171
Straight line rents	—	17,472
Other	—	911

Total Deferred Tax Liabilities	$4,992,981	$5,330,554

Deferred Tax Assets
Straight line rents	$(6,102)	$—
Estimated reimbursements of overhaul rentals	(261,833)	(195,548)
Capitalized overhauls	(80,479)	(71,610)
Rent received in advance	(89,013)	(94,890)
Derivatives	(12,532)	(29,232)
Accruals and reserves	(119,232)	(150,726)
Net operating loss carry forward(a)	(113,866)	(89,865)
Investment in foreign subsidiaries	(52,668)	(25,402)
Other	(52,667)	(13,131)

Total Deferred Tax Assets(b)	$(788,392)	$(670,404)

Net Deferred Tax Liability	$4,204,589	$4,660,150

(a)
Our U.S. federal operating losses are classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. Deferred taxes related to our U.S. federal operating losses will be reclassified to current in future years when we are notified by AIG of amounts utilized in future tax years or through a carry back to prior tax years. On a separate tax return basis, we have U.S. federal net operating loss carryforwards of $133.9 million and $160.0 million for December 31, 2011 and December 31, 2010, respectively. Our U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2011 and December 31, 2010, we also have foreign net operating loss carryforwards of $317.8 million and $325.8 million, respectively. Our foreign net operating loss carryforwards do not expire. In Australia, because we do not expect to generate a sufficient source of revenue to fully utilize our net operating loss carryforwards, we have recorded net deferred tax assets of $43.4 million and $72.4 million for December 31, 2011 and December 31, 2010, respectively. We also have certain state net operating loss carryforwards which begin to expire in 2020.

(b)
In making our assessment of the realization of deferred tax assets including net operating loss carry forwards, we considered all available evidence, including (i) current and projected financial reporting results; (ii) the carry forward periods for all taxable losses; (iii) the projected amount, nature and timing of the realization of deferred tax liabilities; (iv) implications of our tax sharing agreement with AIG; and (v) tax planning strategies.

        A reconciliation of the computed expected total provision for income taxes to the amount recorded is as follows:

	2011	2010	2009
	(Dollars in thousands)
Computed expected provision at 35%	$(361,893)	$(267,623)	$484,107
State income tax, net of Federal	21,852	(14,470)	5,777
Foreign Taxes	—	133	10
IRS audit adjustments(a)	37,011	8,656	2,185
Other(b)	(7,048)	4,336	3,910

Provision for income taxes	$(310,078)	$(268,968)	$495,989

(a)
We are periodically advised of certain IRS and other adjustments identified in the AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest.

(b)
Consists principally of various permanent items and an out-of-period adjustment related to the forfeitures of share-based deferred compensation awards.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(Dollars in thousands)
Balance at January 1, 2009	$121,482
Additions based on tax positions related to 2009	50,823
Additions for tax positions of prior years	1,121
Reductions for tax positions of prior years	—
Settlements	(7,602)

Balance at December 31, 2009	165,824

Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	$256,586

        Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. We recognized $8.8 million, $5.0 million and $2.2 million of interest, net of the federal benefit, in the Consolidated Statement of Operations for the years ended December 31, 2011, 2010, and 2009, respectively. At December 31, 2011, 2010, and 2009, we had accrued $21.9 million, $13.2 million and $8.2 million, respectively, for the payment of interest, net of the federal benefit. At December 31, 2011, 2010 and 2009, the amounts of unrecognized tax benefit that, if recognized, would favorably affect the tax rate were $48.5 million, $53.6 million and $50.8 million, respectively.

        Although we operate in various countries throughout the world, the major tax jurisdictions in which we operate in are the U.S. and Ireland. In the U.S., we are included in AIG's consolidated federal income tax return, which is subject to examination for tax years 2000 through 2010. In Ireland, we are subject to examination for tax years from 2007 through 2010.

Restricted Cash	9 Months Ended
Sep. 30, 2012
Restricted Cash
Restricted Cash

D. Restricted Cash

        Restricted cash of $371.1 million and $414.8 million at September 30, 2012 and December 31, 2011, respectively, consists primarily of cash that is restricted under our ECA facility agreements entered into in 1999 and 2004. See Note K—Debt Financings.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

E. Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.2 million to AIG during the three months ended September 30, 2012. The transaction was recorded in Retained earnings as a dividend. We also received one corporate aircraft from AIG and we recorded $25.9 million in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf:    We recorded $0.8 million and $(8.0) million in Additional paid in capital for the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of September 30, 2012, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note O—Fair Value Measurements and Note P—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $8.3 million and $5.6 million for the nine months ended September 30, 2012 and 2011, respectively.

        Our financial statements include the following amounts involving related parties:

	Three Months		Nine Months
Income Statement	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	(Dollars in thousands)
Expense (income):
Effect from derivatives on contracts with AIG Markets, Inc.(a)	$301	$(7,139)	$911	$(8,104)
Interest on derivative contracts with AIG Markets, Inc.	4,173	10,574	13,851	44,410
Allocation of corporate costs from AIG	3,904	1,549	18,451	(2,951)
Interest on time deposit account with AIG Markets(a)	(1,059)	—	(2,702)	—
Management fees received	(2,219)	(2,280)	(6,683)	(6,825)
Management fees paid to subsidiaries of AIG	40	18	156	70

Balance Sheet	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,102,659	$—
Derivative liabilities(b)	(23,910)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(283,053)	(279,441)
Accrued corporate costs payable to AIG	(21,111)	(21,672)
Equity:
Aircraft transfer to AIG	37,245	—
Aircraft contribution from AIG	(25,901)	—
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc, all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note P—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $2 million and $58.5 million to AIG during the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively.

Note D—Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including a tax sharing agreement, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements. In March 2010, we paid AIG $85 million that was due and payable on a loan related to certain transactions during 2002 and 2003 that accomplished AIG's overall tax planning objectives.

        Loans from AIG Funding Inc.:    We borrowed $3.9 billion from AIG Funding, a subsidiary of AIG, in 2009 to assist in funding our liquidity needs. On August 20, 2010, we prepaid in full the principal balance of approximately $3.9 billion plus accrued interest. See Note K—Debt Financing.

        Expenses Paid by AIG on Our Behalf.    We recorded $(8.0) million, $2.8 million and $3.3 million in Additional paid in capital for the years ended December 31, 2011, 2010 and 2009, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay. See Note M—Shareholders' Equity.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap and foreign currency swap agreements as of December 31, 2011 was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note T—Fair Value Measurements and Note U—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $7.9 million, $7.3 million and $6.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Our financial statements include the following amounts involving related parties:

Statement of Operations	2011	2010	2009
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$157,926	$100,504
Effect from derivatives on contracts with AIGFP novated to AIG Markets, Inc.(a)	8,414	45,725	(22,097)
Interest on derivative contracts with AIGFP novated to AIG Markets, Inc.	50,043	91,988	86,327
Lease revenue related to hedging of lease receipts with AIGFP(a)	—	224	723
Allocation of corporate costs from AIG	(1,246)	30,512	8,683
Management fees received	(9,323)	(9,429)	(9,457)
Management fees paid to subsidiaries of AIG	94	425	910

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Asset (liability):
Derivative assets, net(a)	$(31,756)	$58,187
Current income taxes and other tax liabilities (payable) to AIG(b)	(279,441)	(108,784)
Accrued corporate costs payable to AIG	(21,672)	(20,753)
(a)
See Note U — Derivative Financial Instruments for all derivative transactions

(b)
Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.

Interest and Other Income	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Interest and Other Income.
Interest and Other Income

F. Interest and Other Income

        Interest and Other Income consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$81,267	$—	$226,261	$—
Cost of sales	(67,915)	—	(191,636)	—

	13,352	—	34,625	—
Interest and Other	20,737	2,448	47,223	41,270

Total	$34,089	$2,448	$81,848	$41,270

(a)
Other income for 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our condensed, consolidated statements of income. AeroTurbine was acquired on October 7, 2011.

Note E—Interest and Other Income

	2011	2010	2009
	(Dollars in thousands)
Interest	$11,621	$20,276	$20,415
Management fee income	10,202	10,764	10,655
AeroTurbine revenue(a)
Engines, parts and supplies	71,778	—	—
Cost of sales	(62,070)	—	—

	9,708	—	—

Other	26,379	30,702	27,139

Total	$57,910	$61,742	$58,209

(a)
Other income for 2011 includes revenue from sales by AeroTurbine of engines, aircraft and parts, presented net of cost of sales on our consolidated statement of income, since our acquisition date of AeroTurbine of October 7, 2011.

Flight Equipment Held for Sale	9 Months Ended
Sep. 30, 2012
Flight Equipment Held for Sale
Flight Equipment Held for Sale

G. Flight Equipment Held for Sale

        At September 30, 2012, we had seven aircraft that met the criteria for, and were classified as, Flight equipment held for sale, with a carrying value of $48.7 million, which approximated the fair value at the time of transfer. We cease recognition of depreciation expense on aircraft subsequent to transferring them from Flight equipment under operating leases. Net cash proceeds from sales of flight equipment classified as held for sale is received as each individual aircraft sale is consummated. The actual purchase price may differ from the recorded estimated fair value of the aircraft when it is classified as held for sale, depending on the timing of the completion of the sale. We expect the sale of all seven aircraft to be consummated in 2012 and at October 30, 2012, we had completed the sale of six of the aircraft.

Aircraft Impairment Charges on Flight Equipment Held for Use	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges on Flight Equipment Held for Use
Aircraft Impairment Charges on Flight Equipment Held for Use

H. Aircraft Impairment Charges on Flight Equipment Held for Use

        Management evaluates quarterly the need to perform a recoverability assessment of aircraft in our fleet considering the requirements under GAAP. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be fully recoverable, which may require us to change our assumptions related to future estimated cash flows. The events or changes in circumstances considered include potential sales, changes in contracted lease terms, changes in the status of an aircraft as leased, re-leased, or not subject to lease, repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

        During the three and nine months ended September 30, 2012, we recorded impairment charges of $61.2 million and $102.7 million, respectively, as a result of our recurring recoverability assessments. We recorded impairment charges on six aircraft (including one aircraft that had previously been impaired) during the three months ended September 30, 2012, and recorded impairment charges on ten aircraft (including one aircraft that had previously been impaired) during the nine months ended September 30, 2012.

        During the three and nine months ended September 30, 2011, we recorded impairment charges of $1.5 billion relating to 95 aircraft, primarily due to changes in the holding period and residual values of certain out-of-production aircraft or aircraft impacted by new technology developments. These charges resulted from our analysis of then-current macro-economic factors and our acquisition of AeroTurbine when performing our 2011 annual recoverability assessment.

Note F—Aircraft Impairment Charges on Flight Equipment Held for Use

        We recorded the following impairment charges on flight equipment held for use during the years ended December 31, 2011, 2010 and 2009.

	December 31,
	2011			2010		2009
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on aircraft held for use due to Airbus announcement of its neo aircraft	—		$—	61	$602.3	—	$—
Impairment charges on aircraft due to recurring assessments	97	(a)	1,523.3	21	508.1	3	50.9
Impairment charges on aircraft under lease with customers that ceased operations	3	(b)	43.9	0	—	—	—

Total Impairment charges on flight equipment held for use	100		$1,567.2	82	$1,110.4	3	$50.9

(a)
Includes impairments on one aircraft owned by our AeroTurbine subsidiary.

(b)
Number of aircraft does not include two aircraft upon which impairment charges had been recorded earlier in 2011.

  For the year ended December 31, 2011

        Management uses its judgment when determining the assumptions used in the recoverability analysis, taking into consideration historical data, current macro-economic and industry trends and conditions, any changes in management's holding period intent for any aircraft and any events happening before the issuance of financial statements that management needs to consider, including subsequent lessee bankruptcies.

        In updating these critical and significant assumptions used in our recoverability assessment for 2011, we considered:

        Market Conditions:    We considered current and future expectations of the global demand for a particular aircraft type and historical experience in the aircraft leasing market and aviation industry, as well as information received from third party sources. Factors taken into account included the impact of fuel price volatility and higher average fuel prices; the growing impact of new technology aircraft (announcements, deliveries and order backlog) on current and future demand for mid-generation aircraft; the higher production rates sustained by manufacturers for more fuel-efficient newer generation aircraft during the recent economic downturn; the unfavorable impact of low rates of inflation on aircraft values; current market conditions and future industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; and a decreasing number of lessees for older aircraft.

        Portfolio Management Strategy:    We took into account our new end-of-life management capabilities resulting from our acquisition of AeroTurbine, which we completed on October 7, 2011. The acquisition of AeroTurbine provides us with increased choices in managing the end-of-life of aircraft in our fleet and makes the part-out of an aircraft a more economically and commercially viable option by bringing the requisite capabilities in-house and eliminating the payment of commissions to third parties. While our overall business model has not changed, our expectation of how we may manage specific aircraft that are out of production, or specific aircraft that have been impacted by new technology developments, has changed due to the AeroTurbine acquisition. Parting-out aircraft also enables us to retain greater cash flows from an aircraft during the last cycle of its life by allowing us to eliminate certain maintenance costs and realize higher net overhaul revenues resulting in changes in cash flow assumptions.

        Subsequent Events:    We also considered events subsequent to December 31, 2011, in evaluating the recoverability of our fleet as of December 31, 2011. Specifically, four of our customers, including one with two separate operating certificates, declared bankruptcy or ceased operations subsequent to December 31, 2011. We took into account lessee non-performance, as well as management's expectation of whether to re-lease or part-out the aircraft, which changed the projected lease cash flows of the affected aircraft.

        The result of the assessment based on our updated assumptions indicated that the book values of 95 aircraft were not fully recoverable, and these aircraft were deemed impaired. Most of the aircraft reviewed were in the second half of their estimated 25-year useful life, and were aircraft that are out of production, or have been impacted by new technology developments. We recorded impairment charges aggregating $1.6 billion related to 100 impaired aircraft for the year ended December 31, 2011. Of the $1.6 billion in impairment charges recognized, $43.9 million related to repossessions and early returns of aircraft that were leased to airlines that ceased operations subsequent to December 31, 2011.

        Subsequent to December 31, 2011, four of our customers, including one with two separate operating certificates, declared bankruptcy or ceased operations or its equivalent. As a result, we performed a revised analysis of the recoverability of all aircraft that were under lease with these customers, and determined that the book value of three additional aircraft was not fully recoverable.

  For the year ended December 31, 2010

        During the year ended December 31, 2010, we recorded the following impairments to our fleet held for use:

  •
  At the end of the third quarter of 2010, we had 13 passenger configured 747-400s and 11 A321-100s in our fleet. After consideration of then current marketplace factors, management's estimate of the future lease rates for 747-400s and A321-100s had declined significantly. The decline in expected lease rates for the 747-400s was due to a number of unfavorable trends, including lower overall demand, as airlines replace their 747-400s with more efficient newer generation widebody aircraft. As a result, the global supply of 747-400 aircraft that were for sale, or idle, had increased. It was expected that these unfavorable trends would persist and that the global supply of 747-400s that were for sale or idle would continue to increase in the future. The decline in A321-100 lease rates was primarily due to continued and accelerated decrease in demand for this aircraft type, which is attributable to its age and limited mission application. As a result of the decline in lease rates, seven 747-400s, five A321-100s, and four other aircraft in our fleet held for use were deemed impaired in the third quarter of 2010 when we performed our assessments. As a result, we recorded impairment charges aggregating $417.7 million to write these aircraft down to their respective fair values. The estimated undiscounted cash flows on the remaining six 747-400s and six A321-100s supported the carrying value of those aircraft. The fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, contingent rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

  •
  On December 1, 2010, Airbus S.A.S. ("Airbus") announced the new narrowbody neo aircraft with new fuel-efficient geared turbofan engine options. The re-engineered aircraft is expected to provide up to 15% fuel savings and greater range or more payload capacity. Airbus expects to start deliveries of the neo aircraft in 2016. At December 31, 2010, we had identified approximately 78 narrowbody aircraft with first generation engines that may be negatively impacted by the introduction of narrowbody neo aircraft equipped with the new engines and, as part of our on-going fleet assessment, we performed a recoverability analysis on those aircraft, using revised cash flow assumptions. Based on the recoverability analysis, 61 of these 78 aircraft were deemed impaired and we recorded impairment charges of approximately $602.3 million.

  •
  At the end of the fourth quarter of 2010, we performed a recoverability assessment of our entire fleet. The results of this assessment indicated that five aircraft were not recoverable and were deemed impaired as of December 31, 2010. As a result, we performed a fair value analysis and recorded impairment charges of $82.3 million in the fourth quarter 2010.

  •
  We recorded an impairment charge of $8.1 million relating to an aircraft that was subject to litigation. The aircraft was subsequently designated for part-out and removed from our fleet held for use.

  For the year ended December 31, 2009

        Impairment charges on flight equipment held for use for the year ended December 31, 2009 were $50.9 million. As the result of a recoverability analysis performed during the fourth quarter of 2009, it was deemed that the carrying value of three aircraft in our fleet were not recoverable. As such, fair value estimates were calculated on all three aircraft, and impairment charges were recorded to reduce the carrying value of these aircraft to their respective fair values.

  Change in Accounting Estimate

        In the third quarter of 2011, when we performed our full fleet annual assessment of aircraft recoverability, management evaluated and updated many key assumptions regarding our fleet, including the holding period, residual value and end-of-life options of aircraft that are out of production, or aircraft impacted by new technology developments. Management concluded that we currently expect to dispose of certain aircraft prior to the conclusion of their previously estimated useful lives. As discussed above, our decision for changing the estimated useful lives and/or residual values of these aircraft were based on recent developments and, in part, on our acquisition of AeroTurbine, which we completed on October 7, 2011, which will give us economically viable disposal options with the in-house capability to part-out aircraft. Our annual assessment identified 239 aircraft that were either aircraft out of production or impacted by new technology developments. Out of these 239 aircraft, we changed the estimated useful life of 140 aircraft beginning in the fourth quarter of 2011. The aggregate net book value of the 239 aircraft at December 31, 2011, subsequent to impairments recorded, was $6.2 billion. We also changed the estimated useful life of our ten freighter aircraft from 35 years to 25 years, primarily due to the prospect of more fuel-efficient wide-body aircraft entering the market place, which will diminish demand for older freighters in the future.

        The revisions in our estimates used in the calculation of depreciation expense will accelerate the future depreciation on the above mentioned aircraft, which will be partly offset by the reduction in carrying value due to impairment charges recorded on many of these aircraft through December 31, 2011. As a result of these factors, our depreciation expense increased for these aircraft by approximately $23 million in the fourth quarter of 2011, as compared to the three months ended September 30, 2011. Further, over time, future depreciation is expected to decrease as these aircraft reach the end of their holding periods. We estimate an annual increase in depreciation for the year ended December 31, 2012, of approximately $24 million for these aircraft.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of

I. Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed of as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we reclassify the aircraft from Flight equipment under operating leases into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed of:

	Three Months Ended					Nine Months Ended
	September 30, 2012			September 30, 2011		September 30, 2012				September 30, 2011
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)					(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	5	$5.2		2	$10.1	9	(a)	$43.0		16	$159.5
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(b)	4	4.1		—	(0.2)	4		4.1		10	(3.7)
Impairment charges on aircraft intended to be or designated for part-out	6	26.6	(c)	—	—	10		40.9	(c)	1	2.5

Total Impairment charges and fair value adjustments on flight equipment	15	$35.9		2	$9.9	23		$88.0		27	$158.3

(a)
Excludes one aircraft that was impaired in prior quarters, but for which an additional charge was recorded in the current period for aircraft intended to be or designated for part-out.

(b)
Included in these amounts are net fair value credit adjustments related to aircraft previously held for sale, but which no longer meet such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are fair value credit adjustments for sales price adjustments related to aircraft that were previously held for sale and sold during the periods presented.

(c)
Includes charges relating to nine engines for the three months ended September 30, 2012 and 13 engines for the nine months ended September 30, 2012.

Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recurring assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, the aircraft, if impaired, is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we will reclassify the aircraft from Flight equipment under operating leases into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed during the years ended December 31, 2011, 2010 and 2009.

	December 31,
	2011		2010		2009
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges and fair value adjustments of aircraft likely to be sold or sold	17	$163.1	15	$155.1	5	$24.9
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(a)	10	(3.7)	60	372.1	2	10.5
Impairment charges on aircraft designated for part-out	3	10.9	2	25.6	—	—

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	30	$170.3	77	$552.8	7	$35.4

(a)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are net positive fair value adjustments related to sales price adjustments related to aircraft that were previously held for sale and sold during periods presented.

  Year ended December 31, 2011

        Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed totaled $170.3 million for the year ended December 31, 2011, due to the following factors:

  •
  $163.1 million of impairment charges and fair value adjustments were recorded relating to (i) fair value adjustments aggregating $71.4 million on six aircraft sold to third parties from our fleet held for use; and (ii) impairment charges of $91.7 million on 11 aircraft that we were in negotiations with third parties to sell and we deemed more likely than not to be sold, but did not meet the criteria required to be classified as Flight equipment held for sale.

  •
  $3.7 million of net positive fair value adjustments were recorded on aircraft reclassified to or from Flight equipment held for sale.

  •
  $10.9 million of impairment charges were recorded due to the designation of three aircraft for part-out to record the parts at their fair value. Subsequent to the designation, one aircraft was sold to a third party through a sales-type lease and is included in Notes receivable, net of allowance, and net investment in finance and sales-type leases and the value of the parts for the remaining two aircraft is included in Lease receivables and other assets on our Consolidated Balance Sheet.

  Year ended December 31, 2010

        Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed totaled $552.8 million for the year ended December 31, 2010, due to the following factors:

  •
  $57.4 million of impairment charges were recorded on seven aircraft that we were in negotiations with third parties to sell and we deemed more likely than not to be sold, but did not meet the criteria required to be classified as Flight equipment held for sale. In addition, we recorded fair value adjustments of $97.7 million in connection with the sale of eight aircraft, two of which were accounted for as sales type leases.

  •
  $372.1 million of impairment charges were recorded on 60 aircraft reclassified to Flight equipment held for sale. On April 13, 2010, to generate liquidity to repay maturing debt obligations, we signed an agreement to sell 53 aircraft from our existing fleet to a third party for an aggregate purchase price of approximately $2.0 billion. On July 6, 2010, we signed an agreement to sell an additional six aircraft to another third party. As of December 31, 2010, 59 of the 60 aircraft met the criteria to be recorded as Flight equipment held for sale or were sold. During the year ended December 31, 2010, we reclassified one additional aircraft to Flight equipment held for sale.

  •
  $25.6 million of impairment charges were recorded due to the designation of two aircraft for part-out to record the parts at their fair value. The value of the parts is included in Lease receivables and other assets on our Consolidated Balance Sheet.

Year ended December 31, 2009

        During the year ended December 31, 2009 we recorded fair value adjustments of $35.4 million when seven aircraft in our fleet held for use were agreed to be sold.

Lease Receivables and Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Lease Receivables and Other Assets.
Lease Receivables and Other Assets

J. Lease Receivables and Other Assets

        Lease receivables and other assets consisted of the following:

	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Lease receivables	$204,732	$222,637
AeroTurbine Inventory	145,842	148,452
Lease incentive costs, net of amortization	129,870	119,878
Straight-line rents and other assets	277,297	47,115
Goodwill and Other intangible assets	49,642	51,965
Notes and trade receivables, net of allowance(a)	18,973	9,489
Derivative assets(b)	70	198

	$826,426	$599,734

(a)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 8.0% to 10.4%.

(b)
See Note P—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable:

	(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	41,396
Provision	(8,291	)(a)
Write-offs	—

Balance at September 30, 2012	$33,105

(a)
Collections on notes receivables previously reserved for.

Note I—Lease Receivables and Other Assets

        At December 31, 2011, Lease receivables and other assets consist of the following:

	2011	2010
	(Dollars in thousands)
Lease receivables	$205,373	$234,890
AeroTurbine Inventory	148,452	—
Lease incentive costs net of amortization	119,878	89,289
Other assets	64,379	78,753
Goodwill and Other intangible assets(a)	51,965	—
Notes and trade receivables, net of allowance(b)	9,489	65,065

	$599,536	$467,997

(a)
We recognized goodwill of $15.6 million in the acquisition of AeroTurbine on October 7, 2011.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 6.5% to 8.0%.

        We had the following activity in our allowance for credit losses on notes receivable:

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$21,042
Provision	21,898
Write-offs	—
Recoveries	(1,544)

Balance at December 31, 2011	$41,396

Debt Financings	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Financings
Debt Financings

K. Debt Financings

        Our debt financing was comprised of the following at the following dates:

	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	1,982,649	2,335,147
Secured bank debt(a)	2,014,234	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(8,141)	(17,452)

	9,338,742	9,764,631
Unsecured
Bonds and Medium-Term Notes	13,910,064	13,658,769
Less: Deferred debt discount	(39,701)	(39,128)

	13,870,363	13,619,641

Total Senior Debt Financings	23,209,105	23,384,272
Subordinated Debt	1,000,000	1,000,000

	$24,209,105	$24,384,272

(a)
Of this amount, $279.2 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our condensed, consolidated financial statements.

        For some of our secured debt financings, we created direct and indirect wholly-owned subsidiaries for the purpose of purchasing and holding title to aircraft, and we pledged the equity of those subsidiaries as collateral. These subsidiaries have been designated as non-restricted subsidiaries under our indentures and meet the definition of a VIE. We have determined that we are the primary beneficiary of such VIEs and, accordingly, we consolidate such entities into our condensed, consolidated financial statements. See Note N—Variable Interest Entities for more information on VIEs.

        The following table presents information regarding the collateral pledged for our secured debt:

	As of September 30, 2012
	Secured Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Bonds	$3,900,000	$6,559,515		174
ECA Financings	1,982,649	5,399,268		119
Secured Bank Debt(a)	2,014,234	2,958,706	(a)	63	(a)
Institutional Secured Term Loans	1,450,000	2,852,834		97

Total	$9,346,883	$17,770,323		453

  (a)
  Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $266.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notice between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

ECA Financings

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. New financings are no longer available to us under either ECA facility.

        As of September 30, 2012, approximately $2.0 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.67% to 4.71% at September 30, 2012. The net book value of the aircraft purchased under the 2004 ECA facility was $4.1 billion at September 30, 2012. The loans are guaranteed by various European ECAs. We have collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants, including a covenant to maintain a minimum consolidated tangible net worth.

        Because of our current long-term debt ratings, the 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At September 30, 2012, and December 31, 2011, respectively, we had segregated security deposits, overhaul rentals and rental payments aggregating $369.4 million and $414.8 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to all the aircraft funded under the 1999 ECA facility, even though those aircraft are no longer subject to a loan at September 30, 2012.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        We have cross-collateralized the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization, we (i) guarantee the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) granted mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) have to maintain a loan-to-value ratio (aggregating the aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to apply proceeds generated from certain disposals of aircraft to obligations under the 2004 ECA facility.

        The cross-collateralization agreement also includes additional restrictive covenants relating to the 2004 ECA facility, restricting us from (i) paying dividends on our capital stock with the proceeds of asset sales and (ii) selling or transferring aircraft with an aggregate net book value exceeding a certain disposition amount, which is currently approximately $9.8 billion. The disposition amount will be reduced by approximately $91.4 million at the end of each calendar quarter during the remainder of the effective period. The covenants are in effect until December 31, 2012. A breach of these restrictive covenants would result in a termination event for the ten loans funded subsequent to the date of the agreement and would make those loans, which aggregated $246.2 million at September 30, 2012, due in full at the time of such a termination event.

Secured Bank Debt

        2006 Credit Facility:    We had a credit facility, dated October 13, 2006, as amended, under which the original maximum amount available was $2.5 billion. The interest on the secured loans was based on LIBOR plus a margin of 2.15%, plus facility fees of 0.2% on the outstanding balance. On February 23, 2012, we prepaid the total remaining outstanding amount under this facility of $456.9 million and terminated the facility. In connection with this prepayment, we recognized losses aggregating $3.2 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2011 Secured Term Loan:    On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. The loan matures on March 30, 2018, and scheduled principal payments commenced in June 2012. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly-owned subsidiaries of the subsidiary borrower. The security granted initially included a portfolio of 54 aircraft, together with attached leases and all related equipment, with an average appraised base market value, as defined in the loan agreement, of approximately $2.4 billion as of January 1, 2011, and the equity interests in certain SPEs that own the pledged aircraft and related equipment and leases. The $2.4 billion was equal to an initial loan-to-value ratio of approximately 65%. The proceeds of the loan were made available to the subsidiary borrower as aircraft were transferred to the SPEs, at an advance rate equal to 65% of the initial appraised value of the aircraft transferred to the SPEs. The full $1.5 billion has been advanced to the subsidiary borrower under the agreement.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which declines over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty before March 30, 2013. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement:    AeroTurbine has a credit facility that expires on December 9, 2015 and after the most recent amendment on February 23, 2012, provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of September 30, 2012, AeroTurbine had $266.0 million outstanding under the facility.

        Secured Commercial Bank Financings:    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. The $106.0 million loan has two tranches, both secured by the aircraft and related lease receivable. The first tranche is $82.0 million, fully amortizes over the lease term, and is non-recourse to ILFC. The second tranche is $24.0 million, partially amortizes over the lease term, and is guaranteed by ILFC. Both tranches mature in May 2018 with interest rates based on LIBOR. At September 30, 2012, the interest rates on the $82.0 million and $24.0 million tranches were 3.381% and 5.081%, respectively. The entity entered into two interest rate cap agreements to economically hedge the related LIBOR interest rate risk in excess of 4.00%. At September 30, 2012, $69.0 million was outstanding under the two tranches and the net book value of the aircraft was $128.3 million.

        In June 2009, we borrowed $55.4 million through a non-restricted subsidiary, which owns one aircraft leased to an airline. Approximately half of the original loan amortizes over five years and the remaining $27.5 million is due in 2014. The loan is non-recourse to ILFC and is secured by the aircraft and the lease receivables. The interest rate on the loan is fixed at 6.58%. At September 30, 2012, $35.7 million was outstanding and the net book value of the aircraft was $85.2 million.

        In March 2012, one of our indirect non-restricted subsidiaries entered into a $203 million term loan facility that was used to finance seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At September 30, 2012, the average interest rate on the loans was 4.73%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 2% prepayment fee prior to March 30, 2014 and a 1% prepayment fee between March 30, 2014 and March 30, 2015.

        The subsidiary borrower is prohibited under the agreement from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing the facility.

Institutional Secured Term Loans

        In 2010, we entered into the following term loans, both of which were repaid or refinanced in 2012:

  •
  $750 million term loan agreement secured by 43 aircraft and all related equipment and leases, with an initial loan-to-value ratio of approximately 56%. The loan had an original maturity date of March 17, 2015, and bore interest at LIBOR plus a margin of 4.75% with a LIBOR floor of 2.0%. On March 23, 2012, we repaid the loan in full. In connection with the prepayment of this loan, we recognized losses aggregating $17.7 million from the write off of unamortized deferred financing costs and deferred debt discount.

  •
  $550 million term loan agreement entered into through a non-restricted subsidiary. The obligations of the subsidiary borrower were guaranteed on an unsecured basis by ILFC and on a secured basis by certain non-restricted subsidiaries of ILFC that held title to 37 aircraft, with an initial loan-to-value ratio of approximately 57%. The loan had an original maturity date of March 17, 2016, and bore interest at LIBOR plus a margin of 5.0% with a LIBOR floor of 2.0%. On April 12, 2012, we refinanced the loan with a new $550 million secured term loan, as further discussed below.

        In 2012, we entered into the following term loans:

  •
  $900 Million Secured Term Loan: On February 23, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and bears interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 62 aircraft and all related equipment and leases with an average appraised base market value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011. The $1.66 billion equals an initial loan-to-value ratio of approximately 54%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to February 23, 2013.

  •
  $550 Million Secured Term Loan: On April 12, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $550 million. The loan matures on April 12, 2016, and bears interest at LIBOR plus a margin of 3.75% with a 1% LIBOR floor. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 36 aircraft and all related equipment and leases with an average initial appraised base market value, as defined in the loan agreement, of approximately $1.0 billion. The $1.0 billion equals an initial loan-to-value ratio of approximately 55%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to April 12, 2013. We used the proceeds from this loan to prepay in full our $550 million secured term loan that was scheduled to mature on March 17, 2016. In connection with this refinancing of our $550 million secured term loan, 92% of the transaction was accounted for as a modification of the 2010 secured term loan and we recorded $4.7 million of the arrangement fee in Selling, general and administrative expense and $2.0 million as early extinguishment of debt.

        These loans each require a loan-to-value ratio of no more than 63%. If either subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loans contain customary covenants and events of default, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement:    We have an effective shelf registration statement filed with the SEC. As a result of our WKSI status, we have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        We have issued unsecured notes with an aggregate principal amount outstanding of $11.2 billion under our current and previous shelf registration statements, including $750 million of 4.875% notes due 2015 and $750 million of 5.875% notes due 2019, each issued in March 2012, and $750 million of 5.875% notes due 2022, issued in August 2012. We received aggregate net proceeds of approximately $2.22 billion from these notes issuances after deducting underwriting discounts and commissions and fees. We used part of the net proceeds from the March issuances to prepay our $750 million secured term loan due March 17, 2015 and the remainder will be used for general corporate purposes, including the repayment of existing indebtedness and the purchase of aircraft. The debt securities outstanding under our shelf registration statements mature through 2022 and bear interest rates that range from 4.875% to 8.875%.

        Other Senior Notes:    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indenture governing the notes contains customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior notes may immediately become due and payable.

Unsecured Revolving Credit Agreement

        2012 Credit Facility:    On October 9, 2012, we entered into a $2.3 billion three-year unsecured revolving credit facility with a group of 10 banks. Concurrently, we terminated our existing revolving credit agreement originally scheduled to expire in January 2014. Our new revolving credit facility provides for interest rates based on either a base rate or LIBOR plus a margin, currently 2.25%, determined by reference to our ratio of consolidated indebtedness to shareholders' equity. The credit agreement contains customary events of default and restrictive covenants that, among other things, limit our ability to incur liens and transfer or sell assets. The credit agreement also contains financial covenants that require us to maintain a minimum interest coverage ratio and a maximum ratio of consolidated indebtedness to shareholders' equity. As of September 30, 2012 and October 30, 2012, we had not drawn on our revolving credit facility.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065. The $400 million tranche has a call option date of December 21, 2015. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a credit spread of 1.55% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly and at September 30, 2012, the interest rate was 4.52%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on the initial credit spread of 1.80% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

Note K—Debt Financing

        Our debt financing was comprised of the following at the following dates:

	December 31,
	2011	2010
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	2,335,147	2,777,285
Bank debt(a)	2,246,936	1,601,658
Other secured financings	1,300,000	1,300,000
Less: Deferred debt discount	(17,452)	(22,309)

	9,764,631	9,556,634
Unsecured
Bonds and Medium-Term Notes	13,658,769	16,810,843
Bank debt	—	234,600
Less: Deferred debt discount	(39,128)	(47,977)

	13,619,641	16,997,466

Total Senior Debt Financings	23,384,272	26,554,100
Subordinated debt	1,000,000	1,000,000

	$24,384,272	$27,554,100

(a)
Of this amount, $97.0 million (2011) and $113.7 million (2010) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements. The amounts are considered immaterial for separate disclosure on the face of the consolidated balance sheets.

        The above amounts represent the anticipated settlement of our outstanding debt obligations as of December 31, 2011 and 2010. Certain adjustments required to present currently outstanding hedged debt obligations have been recorded and presented separately on our Consolidated Balance Sheets, including adjustments related to foreign currency hedging and interest rate hedging activities.

        For some of our secured debt financings, we created direct and indirect wholly-owned subsidiaries for the purpose of purchasing and holding title to aircraft, and we pledged the equity of those subsidiaries as collateral. These subsidiaries have been designated as non-restricted subsidiaries under our indentures and meet the definition of a VIE. We have determined that we are the PB of such VIEs and, accordingly, we consolidate such entities into our consolidated financial statements. See Note S—Variable Interest Entities for more information on VIEs.

        The following table presents information regarding the collateral provided for our secured debt:

	As of December 31, 2011
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Notes	$3,900,000	$6,804,212		174
ECA Financings	2,335,147	5,582,665		119
Bank Debt	2,246,936	5,201,225	(a)	151	(a)
Other Secured Financings	1,300,000	2,448,896		80

Total	$9,782,083	$20,036,998		524

(a)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and does not include the book value or number of AeroTurbine other assets securing the AeroTurbine revolving credit agreement, under which $268.6 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of ILFC's subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notification between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts ILFC's and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of their assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

Export Credit Facilities

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. New financings are no longer available to us under either ECA facility.

        As of December 31, 2011, approximately $2.3 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.44% to 4.71% at December 31, 2011. The net book value of the aircraft purchased under the 2004 ECA facility was $4.2 billion at December 31, 2011. The loans are guaranteed by various European ECAs. We collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants, including a covenant to maintain a minimum consolidated tangible net worth.

        Because of our current long-term debt ratings, the 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received for aircraft with loan balances outstanding under the 2004 ECA facility. The segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt under the 2004 ECA facility. The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the facility. In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below. At December 31, 2011, we had segregated security deposits, overhaul rentals and rental payments aggregating approximately $415 million related to aircraft funded under the 2004 ECA facility. The segregated amounts will fluctuate with changes in security deposits, overhaul rentals, rental payments and debt maturities related to the aircraft funded under the 2004 ECA facility.

        During the first quarter of 2010, we entered into agreements to cross-collateralize the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization we (i) guaranteed the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) agreed to grant mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) accepted a loan-to-value ratio (aggregating the loans and aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to allow proceeds generated from certain disposals of aircraft to be applied to obligations under the 2004 ECA facility.

        We also agreed to additional restrictive covenants relating to the 2004 ECA facility, restricting us from (i) paying dividends on our capital stock with the proceeds of asset sales and (ii) selling or transferring aircraft with an aggregate net book value exceeding a certain disposition amount, which is currently approximately $10.1 billion. The disposition amount will be reduced by approximately $91.4 million at the end of each calendar quarter during the remainder of the effective period. The covenants are in effect from the date of the agreement until December 31, 2012. A breach of these restrictive covenants would result in a termination event for the ten loans funded subsequent to the date of the agreement and would make those loans, which aggregated $268.8 million at December 31, 2011, due in full at the time of such a termination event.

        In addition, if a termination event resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred relating to all the aircraft funded under the 1999 ECA facility, even though those aircraft are no longer subject to a loan at December 31, 2011.

Secured Bank Debt

        2006 Credit Facility.    We have a credit facility, dated October 13, 2006, as amended, under which the original maximum amount available was $2.5 billion. The amended facility prohibits us from re-borrowing amounts repaid under this facility. As of December 31, 2011, the size of the facility was $456.9 million, consisting of secured loans that will mature in October 2012. The interest on the secured loans is based on LIBOR plus a margin of 2.15%, plus facility fees of 0.2% on the outstanding principal balance, for an interest rate of 2.44% at December 31, 2011. On February 23, 2012 we prepaid the total remaining outstanding amount under this facility of $456.9 million and terminated the facility.

        2011 Secured Term Loan.    On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. The loan matures on March 30, 2018, with scheduled principal payments commencing in June 2012, and bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted initially included a portfolio of 54 aircraft, together with attached leases and all related equipment, with an average appraised base market value, as defined in the loan agreement, of approximately $2.4 billion as of January 1, 2011, and the equity interests in certain special purpose entities, or SPEs, that own the pledged aircraft and related equipment and leases. The $2.4 billion equals an initial loan-to-value ratio of approximately 65%. The proceeds of the loan were made available to the subsidiary borrower as aircraft were transferred to the SPEs, at an advance rate equal to 65% of the initial appraised value of the aircraft transferred to the SPEs. At December 31, 2011 and March 5, 2012, approximately $1.4 billion and $1.5 billion, respectively, had been advanced to the subsidiary borrower under the agreement.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which varies over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        We can voluntarily prepay the loan at any time, subject to a 2% prepayment penalty prior to March 30, 2012, and a 1% prepayment penalty between March 30, 2012 and March 30, 2013. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement:    On December 9, 2011, AeroTurbine amended and extended its revolving credit facility. The amended credit facility expires on December 9, 2015 and provides for a maximum aggregate available amount of $335 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $165 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility will bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of December 31, 2011, AeroTurbine had $268.6 million outstanding under the facility. On February 23, 2012, we increased the aggregate amount available under this facility by $95 million for a maximum aggregate available amount of $430 million.

        2009 Aircraft Financings.    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. ILFC acts as servicer of the lease for the entity. The $106.0 million loan has two tranches. The first tranche is $82.0 million, fully amortizes over the lease term, and is non-recourse to ILFC. The second tranche is $24.0 million, partially amortizes over the lease term, and is guaranteed by ILFC. Both tranches of the loan are secured by the aircraft and the lease receivables. Both tranches mature in May 2018 with interest rates based on LIBOR. At December 31, 2011, the interest rates on the $82.0 million and $24.0 million tranches were 3.42% and 5.12%, respectively. The entity entered into two interest rate cap agreements to economically hedge the related LIBOR interest rate risk in excess of 4.0%. At December 31, 2011, $77.9 million was outstanding under the two tranches and the net book value of the aircraft was $132.2 million.

        In June 2009, ILFC borrowed $55.4 million through a non-restricted subsidiary of ILFC, which owns one aircraft leased to an airline. Approximately half of the original loan amortizes over five years and the remaining $27.5 million is due in 2014. The loan is non-recourse to ILFC and is secured by the aircraft and the lease receivables. The interest rate on the loan is fixed at 6.58%. At December 31, 2011, $40.6 million was outstanding and the net book value of the aircraft was $88.0 million.

Other Secured Financing Arrangements-2010 Term Loans

        On March 17, 2010, we entered into the following term loans:

  •
  A $750 million term loan agreement secured by 43 aircraft and all related equipment and leases. The aircraft had an average appraised base market value, as defined in the loan agreement, of approximately $1.3 billion, for an initial loan-to-value ratio of approximately 56%. The loan matures on March 17, 2015, and bears interest at LIBOR plus a margin of 4.75% with a LIBOR floor of 2.0%. The principal of the loan is payable in full at maturity with no scheduled amortization, but we can voluntarily prepay the loan at any time.

  •
  A $550 million term loan agreement entered into through a non-restricted subsidiary. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain non-restricted subsidiaries of ILFC that hold title to 37 aircraft. The aircraft had an average appraised base market value, as defined in the loan agreement, of approximately $969 million, for an initial loan-to-value ratio of approximately 57%. The loan matures on March 17, 2016, and bears interest at LIBOR plus a margin of 5.0% with a LIBOR floor of 2.0%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to March 17, 2012.

        The loans require a loan-to-value ratio of no more than 63%. If ILFC or the subsidiary borrower do not maintain compliance with the maximum loan-to-value ratio, ILFC will be required to either prepay portions of the outstanding loans or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loans also contain customary covenants and events of default, including limitations on the ability of ILFC and its subsidiaries, as applicable, to (i) create liens; (ii) incur additional indebtedness; (iii) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets; and (iv) enter into transactions with affiliates.

Other Secured Financing Arrangements-2012 Term Loan

        On February 23, 2012, we issued a new senior term loan of $900 million, secured primarily by a first priority perfected lien on the equity of certain of our subsidiaries that directly or indirectly own a pool of aircraft, with an initial weighted average age of 13.4 years, and related leases. The interest rate on the loan is based on LIBOR plus a margin of 4.0%, or, if applicable, a base rate plus a margin of 3.0%. See Note W—Subsequent Events.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement:    We have an effective shelf registration statement filed with the SEC. As a result of our well-known seasoned issuer, or WKSI, status, we have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        Under our shelf registration statement, we have issued the following notes on the following dates: (i) $650 million of 8.625% notes due 2022 on December 22, 2011; (ii) $1.0 billion of 5.75% notes due 2016 and $1.25 billion of 6.25% notes due 2019 on May 24, 2011; (iii) $1.0 billion of 8.25% notes due 2020 on December 7, 2010; and (iv) $500 million of 8.875% notes due 2017 on August 20, 2010. At December 31, 2011, we also had $6.5 billion of public bonds and medium-term notes outstanding, with interest rates ranging from 0.75% to 7.50%, which we had issued in prior years under previous registration statements.

        The aggregate net proceeds from the sale of the notes issued on May 24, 2011 and December 22, 2011, were approximately $2.87 billion after deducting underwriting discounts and commissions, fees and estimated offering expenses. The net proceeds from the sale of the notes issued on May 24, 2011, were primarily used to purchase notes validly tendered and accepted in the tender offers that were announced during the second quarter of 2011 to purchase various series of our outstanding debt securities for up to $1.75 billion cash consideration, as further discussed below. The remaining net proceeds from the sale of the notes issued on May 24, 2011, were used for general corporate purposes.

        Tender Offers to Purchase Notes.    On June 17, 2011, we completed the above mentioned tender offers and accepted for purchase previously issued notes with an aggregate principal amount of approximately $1.67 billion, resulting in total cash consideration, including accrued and unpaid interest, of approximately $1.75 billion. In connection with the cancellation of the notes, we recognized losses aggregating approximately $61.1 million, which included the cost of repurchasing the notes and the write off of the remaining unamortized deferred financing costs.

        Euro Medium-Term Note Programme.    We had a $7.0 billion Euro Medium-Term Note Programme, which we did not renew when it expired in September 2011 and that we have since terminated. Notes of $1.2 billion previously outstanding under such Programme were repaid in full at their maturity in August 2011, leaving no amounts outstanding under the Programme. We had hedged the notes into U.S. dollars and fixed the interest rates at a range of 5.355% to 5.367%.

        A rollforward for the year ended December 31, 2011, of the foreign currency adjustment related to foreign currency denominated notes is presented below (dollars in thousands):

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2010	$165,400
Foreign currency period adjustment of non-US$ denominated debt	104,800
Repayment of debt principal from cash receipts under derivative contracts at the maturity of the debt and the derivative contract(a)	(270,200)

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2011	$—

(a)
We had hedged the foreign currency exposure through foreign currency swaps.

        Other Senior Notes.    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        In connection with the note issuances, we entered into registration rights agreements obligating us to, among other things, complete a registered exchange offer to exchange the notes of each series for new registered notes of such series with substantially identical terms, or register the notes pursuant to a shelf registration statement. The registration rights agreement required the registration statement relating to the exchange offer to be declared effective by January 26, 2011.

        Because the registration rights agreement was not declared effective by such date, the annual interest rate on the affected notes increased by 0.25% per year for 90 days, commencing on January 26, 2011. On April 26, 2011, the annual interest rate on the affected notes increased by an additional 0.25% because we were unable to consummate the exchange offer by such date. We completed the exchange offer on May 5, 2011, at which time the applicable interest rate reverted to the original level.

        The indenture governing the notes contains customary covenants that, among other things, restrict ILFC and its restricted subsidiaries' ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of ILFC's capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior notes may immediately become due and payable.

Unsecured Bank Debt

        2011 Credit Facility.    On January 31, 2011, we entered into a $2.0 billion unsecured three-year revolving credit facility with a group of 11 banks. This revolving credit facility expires on January 31, 2014, and provides for interest rates based on either a base rate or LIBOR plus an applicable margin determined by a ratings-based pricing grid. The credit agreement contains customary events of default and restrictive financial covenants that require us to maintain a minimum fixed charge coverage ratio, a minimum consolidated tangible net worth and a maximum ratio of consolidated debt to consolidated tangible net worth. As of December 31, 2011 and March 5, 2012, no amounts were outstanding under this revolving credit facility.

        2006 Credit Facility.    The unsecured loans outstanding under our 2006 credit facility matured and were paid in full on October 13, 2011. The interest on the loans was based on LIBOR plus a margin of 0.65% plus facility fees of 0.2% of the outstanding balance.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065, but each tranche has a different call option. The $600 million tranche had a call option date of December 21, 2010 and the $400 million tranche has a call option date of December 21, 2015. We did not exercise the call option at December 21, 2010, and the interest rate on the $600 million tranche changed from a fixed interest rate of 5.90% to a floating rate with an initial credit spread of 1.55% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest will reset quarterly and at December 31, 2011, the interest rate was 4.34%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on the initial credit spread of 1.80% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

Existing Commitments

        Maturities of debt financing (excluding deferred debt discount) at December 31, 2011 are as follows:

(Dollars in thousands)
2012	$3,043,473
2013	4,006,594
2014	2,990,616
2015	2,765,121
2016	3,234,757
Thereafter	8,400,291

$24,440,852

Other

        Under the most restrictive provisions of our debt agreements, consolidated retained earnings at December 31, 2011, in the amount of $1.1 billion are unrestricted as to payment of dividends based on consolidated net tangible worth requirements. We have not paid any dividends on our common stock since 2008. Under the most restrictive provision of our debt agreements, we may declare and pay dividends of up to $1.1 billion of our consolidated retained earnings. Under certain of our debt agreements, we are currently restricted from using proceeds from asset sales to pay dividends to AIG but may use other funds to pay such dividends.

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

L. Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,123,477	$1,089,771
Deferred overhaul rentals	693,748	718,472
Rents received in advance and Straight-line rents	440,072	272,205
Other customer deposits	206,396	227,189

Total	$2,463,693	$2,307,637

Note L—Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits

        As of December 31, 2011 and 2010, Security deposits, overhaul rentals, and other customer deposits were comprised of:

	As of December 31,
	2011	2010
	(Dollars in thousands)
Security deposits paid by lessees	$1,089,771	$1,081,021
Overhaul rentals	718,472	529,834
Other customer deposits	227,189	197,538

Total	$2,035,432	$1,808,393

        Security deposits paid by lessees are returned to the lessees at the end of the lease in accordance with the lease terms. Overhaul rentals reflect overhaul rentals estimated to be reimbursed to the lessee.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies.
Commitments and Contingencies

M. Commitments and Contingencies

        At September 30, 2012, we had committed to purchase 233 new aircraft (of which seven are through sale-leaseback transactions), seven used aircraft from third parties, and nine new spare engines scheduled for delivery through 2019 with aggregate estimated total remaining payments (including adjustment for anticipated inflation) of approximately $17.7 billion. All of these commitments to purchase new aircraft and engines are based upon agreements with each of Boeing, Airbus and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase five engines under other flight equipment purchase agreements for an aggregate purchase commitment of $14.0 million.

Guarantees

  •
  Asset Value Guarantees:  We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of September 30, 2012, we provided 14 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. During 2011 and 2012, we have been called upon to perform under six such guarantees and, as a result, we purchased one used aircraft during the nine months ended September 30, 2012, and may purchase five used aircraft in 2013. At September 30, 2012, the total reserves related to these guarantees, both exercised and unexercised, aggregated $44.6 million. At September 30, 2012, the maximum aggregate potential commitment that we were obligated to pay under the 14 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $369 million.

  •
  Aircraft Loan Guarantees:  We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At September 30, 2012, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $10.6 million.

Legal Contingencies

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flights and seek unspecified damages for wrongful death, costs, and fees. There has been no material change to the Yemenia lawsuit since we filed our Form 10-K for the year ended December 31, 2011. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        Airblue Limited:    We were named in a lawsuit in connection with the 2010 crash of our Airbus A321-200 aircraft on lease to Airblue Limited, a Pakistani carrier. The plaintiffs were families of deceased occupants of the flight and sought unspecified damages for wrongful death, costs, and fees. As of September 30, 2012, settlements with the plaintiffs had been reached and a motion to dismiss the suit related to Airblue was granted by the Los Angeles Superior Court on September 26, 2012. All settlements related to the suit were covered by Airblue's insurance and had no effect on our financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of these matters, individually or in the aggregate, will be material to our consolidated financial condition, results of operations or cash flows.

Note R—Commitments and Contingencies

Aircraft Orders

        At December 31, 2011, we had committed to purchase 257 new aircraft, including 25 through sale-leaseback transactions, and nine new spare engines scheduled for delivery through 2019 with aggregate estimated total remaining payments (including adjustment for anticipated inflation) of approximately $19.2 billion. We have also agreed to purchase three used aircraft from third parties. All of these commitments to purchase new aircraft and engines are based upon agreements with each of the Boeing Company ("Boeing"), Airbus and Pratt and Whitney. In addition, we have also agreed to purchase two used aircraft and nine engines under other flight equipment purchase agreements for an aggregate purchase commitment of $34.8 million.

        The Boeing aircraft (models 737, 777 and 787), and the Airbus aircraft (models A320, A320neo, A321, A321neo, and A350XWB) are being purchased pursuant to the terms of purchase agreements executed by us and Boeing or Airbus. These agreements establish the pricing formulas (which include certain price adjustments based upon inflation and other factors) and various other terms with respect to the purchase of aircraft. Under certain circumstances, we have the right to alter the mix of aircraft type ultimately acquired. As of December 31, 2011, we had made non-refundable deposits on these purchase commitments of approximately $208.1 million and $46.4 million with Boeing and Airbus, respectively.

        Management anticipates that a portion of the aggregate purchase price for the acquisition of aircraft will be funded by incurring additional debt. The exact amount of the indebtedness to be incurred will depend upon the actual purchase price of the aircraft, which can vary due to a number of factors, including inflation, and the percentage of the purchase price of the aircraft which must be financed.

Guarantees

        Asset Value Guarantees:    We have guaranteed a portion of the residual value of 19 aircraft to financial institutions and other unrelated third parties for a fee. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. During the year ended December 31, 2011, we were called upon to perform under one such guarantee to purchase one aircraft in 2012. The transaction had no effect on our results of operations because the purchase price of the aircraft is approximately equal to its fair value. Further, we recorded a reserve of $13.5 million related to two aircraft after it was deemed probable that the guarantees would be exercised. At December 31, 2011, the maximum aggregate potential commitment that we were obligated to pay under such guarantees, without any offsets for the projected values of the aircraft, was approximately $450 million.

        Aircraft Loan Guarantees:    We guarantee two loans collateralized by aircraft to financial institutions. The guarantees expire in 2014, when the loans mature, and obligate us to pay an amount up to the guaranteed value upon the default of the borrower, which may be offset by a portion of the underlying value of the aircraft collateral, subject to certain adjustments. At December 31, 2011, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $17 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and loan guarantees. During 2011, we recorded reserves of $13.5 million relating to asset value guarantees. Carrying balance of guarantees were $21.2 million including reserves (2011) and $10.0 million (2010) is included in Accrued interest and other payables on our Consolidated Balance Sheets.

Leases

        We have operating leases for office space and office equipment extending through 2015. Rent expense was $13.0 million in 2011, $11.3 million in 2010 and $11.0 million in 2009. The leases provide for step rentals over the term and those rentals are considered in the evaluation of recording rent expense on a straight-line basis over the term of the lease. Tenant improvement allowances received from lessors are capitalized and amortized in selling, general and administrative expenses as a reduction of rent expense. Commitments for minimum rentals under the non-cancelable leases at December 31, 2011, are as follows:

(Dollars in thousands)
2012	$16,114
2013	17,260
2014	16,042
2015	11,158
2016	1,379
Thereafter	4,644

Total(a)	$66,597

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $5.0 million in the future under non-cancelable subleases.

Contingencies

Legal Contingencies

        Airblue Limited:    We are named in a lawsuit in connection the 2010 crash of our Airbus A320-200 aircraft on lease to Airblue Limited, a Pakistani carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in March 2011 in California Superior Court in Los Angeles County. The case is currently stayed pending appellate review of ILFC's motion to dismiss the complaint. While plaintiffs have not specified any amount of damages, we believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance in any event.

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. As with the Airblue lawsuit, this litigation was filed by the families of deceased occupants of the flight and seeks damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. The Yemenia lawsuit is in its incipient stages and plaintiffs have not claimed a specific amount of damages. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance in any event.

        We do not believe that the outcome of the Airblue or Yemenia lawsuits, individually or in the aggregate, will have a material effect on our consolidated financial condition, results of operations or cash flows. We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of any of these matters, individually or in the aggregate, will be material to our consolidated financial position, results of operations or cash flows.

Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

N. Variable Interest Entities

        Our leasing and financing activities require us to use many forms of SPEs to achieve our business objectives and we have participated to varying degrees in the design and formation of these SPEs. A majority of these entities are wholly owned; we are the primary or only variable interest holder, we are the only decision maker and we guarantee all the activities of the entities. However, these entities meet the definition of a VIE because they do not have sufficient equity to operate without our subordinated financial support in the form of intercompany notes and loans which serve as equity. We have a variable interest in other entities in which we have determined that we are the primary beneficiary, because we control and manage all aspects of the entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. We consolidate these entities into our condensed, consolidated financial statements and the related aircraft are included in Flight equipment under operating leases and the related borrowings are included in Secured debt financings on our Condensed, Consolidated Balance Sheets.

        We have variable interests in one entity, in which we have determined we are not the primary beneficiary because we do not have the power to direct the activities that most significantly affect this entity's economic performance. We previously sold one aircraft to the entity and the variable interests include debt financings and preferential equity interests. The individual financing agreements are cross-collateralized by the aircraft. We have a credit facility with this entity under which we have $6.5 million outstanding at September 30, 2012. We are fully reserved for the $6.5 million loss exposure we have related to this entity. We do not believe that we will have any further liquidity obligations to this entity.

Note S—Variable Interest Entities

        Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the activities, and being the sole shareholder of the VIE. Also see Note K—Debt Financings for more information on entities created for the purpose of obtaining financing.

Non-Recourse Financing Structures

        We consolidate two entities in which ILFC has a variable interest, each of which was established to obtain secured financing for the purchase of one aircraft. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. See Note K—Debt Financing for further information.

Wholly-Owned ECA Financing Vehicles

        We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements.

Other Secured Financings

        We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements. See Note K—Debt Financing for more information on these financings.

Wholly-Owned Leasing Entities

        We have created wholly owned subsidiaries for the purpose of facilitating aircraft leases with airlines. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany loans, which serve as equity. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of the entities. These entities are therefore consolidated into our consolidated financial statements.

Investment Activities

        We have variable interests in ten entities to which we previously sold aircraft. The interests include debt financings, preferential equity interests and in some cases providing guarantees to banks which had provided the secured senior financings to the entities. Each entity owns one aircraft. The individual financing agreements are cross-collateralized by the aircraft. Prior to 2010, we had determined that we were the PB of these entities based on the previous definition of a PB, which consisted principally of an expected loss model, due to our exposure to the majority of the expected losses of these entities and we therefore consolidated these entities into our consolidated financial statements. Net expenses in the amounts of $7.2 million were included in our Consolidated Statements of Operations for the years ended December 31, 2009 for these entities.

        In January 2010 we adopted a new accounting standard that amended the rules in the determination of a PB. While we determined that we were not involved with any VIEs that were not previously consolidated that had to be consolidated as a result of the adoption of this standard, we determined that we were no longer the PB of ten VIEs that were previously consolidated. Accordingly, on January 1, 2010, we deconsolidated these entities and we removed Assets of VIEs and Liabilities of VIEs of $79.7 million and $6.5 million, respectively, that were previously reflected on our Consolidated Balance Sheet at December 31, 2009. Further, as a result of the adoption of this standard, we recognized a $15.9 million charge, net of tax, to beginning retained earnings on January 1, 2010. See Note S of Notes to Consolidated Financial Statements.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

O. Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Condensed, Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis, categorized using the fair value hierarchy described above:

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
September 30, 2012
Derivative assets	$—	$70		$—	$—	$70 (a)
Derivative liabilities	—	(23,910	)(b)	—	—	(23,910)

Total	$—	$(23,840)		$—	$—	$(23,840)

December 31, 2011
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756)	(b)	—	—	(31,756)

Total	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.6 million and $6.4 million as of September 30, 2012 and December 31, 2011, respectively.

        At September 30, 2012 and December 31, 2011, our derivative portfolio consisted of interest rate swap and interest rate cap contracts. The fair value of these instruments are based upon a model that employs current interest and volatility rates, as well as other observable inputs as applicable. As such, the valuation of these instruments is classified as Level 2.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of flight equipment and certain other assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of flight equipment is classified as a Level 3 valuation. Management evaluates quarterly the need to perform a recoverability assessment of flight equipment, and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our flight equipment may not be recoverable, which may require us to change our assumptions related to future projected cash flows. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of the recoverability process, we update the critical and significant assumptions used in the recoverability assessment.

        Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, contingent rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the nine months ended September 30, 2012 and 2011, as provided in Note H—Aircraft Impairment Charges on Flight Equipment Held for Use and Note I—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of.

        The following table presents the effect on our condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment impaired during the nine months ended September 30, 2012:

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Other Adjustments		Book Value at September 30, 2012
	(Dollars in thousands)
Flight equipment under operating lease	$460,599	$(190,721)	$(102,673)	$(22,562)	$(8,319	)(a)	$136,324
Flight equipment held for sale	—	—	40,698	(626)	(2,967)		37,105
Lease receivables and other assets(b)	—	—	34,677	—	—		34,677
Net investment in finance and sales-type leases(c)	—	—	27,298	—	—		27,298

Total	$460,599	$(190,721)	$—	$(23,188)	$(11,286)		$235,404

(a)
Includes increases of $53,408 primarily related to the addition of an aircraft through the exercise of an option and an engine exchange transaction.

(b)
Reclassification represents fair value of aircraft parts.

(c)
Excludes measurement of finance and sales-type leases recorded at a gain.

Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3

        We measure the fair value of flight equipment on a non-recurring basis, when GAAP requires the application of fair value. The fair value of flight equipment is used in determining the value of (i) aircraft held for use in our fleet, (ii) aircraft expected to be parted-out, (iii) aircraft to be sold, (iv) aircraft sold as part of sales-type leases, (v) aircraft residual value and loan guarantees, (vi) and the realization of secured notes receivable. We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. The key inputs to the income approach include the current contractual lease cash flows, projected non-contractual future lease cash flows, both of which include estimates of contingent rental cash flows, where appropriate, extended to the end of the aircraft's economic life or to the end of our estimated holding period in its highest and best use configuration, as well as a contractual or estimated disposition value. The determination of these key inputs in applying the income approach is discussed below.

        The current contractual lease cash flows are based on the in-force lease rates. The projected non-contractual lease cash flows are estimated based on the aircraft type, age, and airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to a follow-on lease term(s), which are estimated based on the age of the aircraft at the time of re-lease. Follow-on leases are assumed through the aircraft's estimated economic life or estimated holding period. The holding period assumption is the period over which future cash flows are assumed to be generated. Our general assumption is that the aircraft will be leased over a 25-year estimated useful life. However, if a sale or future part-out is likely or has been contracted for, or if an aircraft's estimated future leasability is uncertain, the holding period will be shorter. This holding period is based on the estimated or actual sales date or estimated future part-out or disposal date, respectively. The disposition value is generally estimated based on the type of aircraft (i.e. widebody or narrowbody) and the type and the number of engines on the aircraft. In situations where the aircraft will be disposed of, the residual value assumed is based on a current part-out value, if available, or the contracted sale price, respectively.

        The aggregate cash flows, as described above, are then discounted. The estimated discount rate used is based on the type and age of the aircraft, as well as the duration of the holding period, and incorporates market participant assumptions regarding the likely debt and equity financing components and the required returns of those financing components. Management has identified the key elements affecting the fair value calculation as the discount rate used to discount the estimated cash flows, the holding period of the flight equipment, and the proportion of contractual versus non-contractual cash flows.

	Fair Value at September 30, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$159.0	Income Approach	Discount Rate	8.0%-14.5% (10.5%)
			Remaining Holding Period	0-9 years (2 years)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (32%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended September 30, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.

Sensitivity to Changes in Unobservable Inputs

        We consider unobservable inputs to be those for which market data is not available and that we developed using the best information available to us related to assumptions market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the asset or liability being measured at fair value. The effect of a change in a particular assumption is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on inputs.

        The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate, the remaining holding period and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, and can be impacted by fluctuations in required rates of return in debt and equity, and loan to value ratios. The remaining holding period and non-contractual cash flows represent management's estimate of the remaining service period of an aircraft and the estimated non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate applied would have an inverse effect on the fair value of an aircraft, while an increase in the remaining holding period or the estimated non-contractual cash flows would increase the fair value measurement.

Note T—Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, categorized using the fair value hierarchy described above.

	Level 1	Level 2	Level 3	Counterparty Netting(a)	Total
	(Dollars in thousands)
December 31, 2011:
Derivative assets	$—	$198 (b)	$—	$—	$198
Derivative liabilities	—	(31,756)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)	$—	$—	$(31,558)

December 31, 2010:
Derivative assets	$—	$116,394 (c)	$—	$(56,244)	$60,150
Derivative liabilities	—	(56,244)	—	56,244	—

Total derivative assets, net	$—	$60,150	$—	$—	$60,150

(a)
As permitted under GAAP, we have elected to offset derivative assets and derivative liabilities under our master netting agreement.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(c)
The balance includes CVA and MVA adjustments of $6.4 million and $0.8 million as of December 31, 2011 and 2010, respectively.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of aircraft, including aircraft residual value guarantees, on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of an aircraft is classified as a Level 3 valuation. Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, contingent rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the years ended December 31, 2011 and 2010, as provided in Note F—Aircraft Impairment Charges on Flight Equipment Held for Use and Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed. We recorded a reserve related to a residual value guarantee for the year ended December 31, 2011, as provided in Note R—Commitments and Contingencies.

        The following table presents the effect on our consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment for the year ended December 31, 2011:

	Book Value at December 31, 2010	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments	Book Value at December 31, 2011
	(Dollars in millions)
Flight equipment under operating lease	$3,571,395	$(1,739,656)	$72,643	$(89,807)	$(229,412)	$1,585,164
Flight equipment held for sale	262,291	3,726	(78,673)	(187,344)	—	—
Lease receivables and other assets	—	(1,578)	8,398	—	(1,000)	5,820
Net investment in finance and sales-type leases	—	—	2,287	—	(442)	1,845

Total	$3,833,686	$(1,737,508)	$4,655	$(277,151)	$(230,854)	$1,592,829

Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

P. Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At September 30, 2012, we had interest rate swap agreements entered into with a related counterparty and two interest rate cap agreements entered into with an unrelated counterparty in connection with a secured financing transaction. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements mature in 2018. Previously we were also party to two foreign currency swap agreements that matured during 2011 and were entered into with a related counterparty.

        All our interest rate swap and foreign currency swap agreements have been or were designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We have not designated the interest rate cap agreements as hedges, and all changes in fair value are recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note O—Fair Value Measurements). Our interest rate cap agreements are recorded at fair value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding:

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
September 30, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$365,982	$(23,910)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$69,036	$70	$—	$—

Total derivatives		$70		$(23,910)

December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        We recorded the following in OCI related to derivative instruments designated as hedging instruments:

	(Loss) Gain
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,275	$9,908	$5,715	$17,604
Foreign exchange swap agreements(b)	—	2,113	—	140,029
Amortization of balances of de-designated hedges and other adjustments	282	610	847	2,525
Foreign exchange component of cross currency swaps charged (credited) to income	—	11,400	—	(104,800)
Income tax effect	(904)	(8,411)	(2,216)	(19,375)

Net changes in fair value of cash flow hedges, net of taxes	$1,653	$15,620	$4,346	$35,983

(a)
Includes the following amounts for the following periods:

Three months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(1,898) and $3,730, respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $4,173 and $6,178, respectively.

Nine months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,136) and $(1,988), respectively and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $13,851 and $19,592, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $(8,785); and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $10,898.

Nine months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320.

        We estimate that within the next twelve months, we will amortize into earnings approximately $14.1 million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in Other Expenses on the Condensed, Consolidated Statements of Income:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Ineffectiveness recorded on interest rate swap agreements(a)	$(19)	$(27)	$(64)	$(85)
Ineffectiveness recorded on foreign exchange swap agreements(a)	—	—	—	1,008

Total	(19)	(27)	(64)	923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements	174	(341)	368	(1,467)

Reconciliation to Condensed, Consolidated Statements of Income:
Income effect of maturing derivative contracts	—	(6,502)	—	(6,502)

Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(610)	(847)	(2,525)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	$(127)	$(7,480)	$(543)	$(9,571)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

Note U—Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At December 31, 2011, we had interest rate swap agreements with a related counterparty and interest rate cap agreements with an unrelated counterparty. During the year ended December 31, 2011, we were party to two foreign currency swap agreements with a related counterparty that matured during such period.

        We record changes in fair value of derivatives in income or OCI depending on the designation of the hedge as either a fair value hedge or cash flow hedge, respectively. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. In the case of a de-designation of a derivative contract, the balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements mature in 2018.

        We have entered into two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction. We have not designated the interest rate caps as hedges, and all changes in fair value are recorded in income.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. During the second quarter of 2011, we novated our master netting agreement, changing our counterparty from AIGFP to AIG Markets, Inc., both wholly owned subsidiaries of AIG. All other terms of our master netting agreement remained unchanged and all instruments designated as hedges continued to qualify for their respective treatment under US GAAP. Our interest rate swap agreements are recorded at fair value on our balance sheet on a net basis in Derivative assets and Derivative liabilities (see Note T—Fair Value Measurements). Our interest rate cap agreements are included in Lease receivables and other assets. We account for all of our interest rate swap and foreign currency swap agreements as cash flow hedges. We do not have any credit risk related contingent features and are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(In thousands)
December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Foreign exchange swap agreements	€—	—	—	—

Total derivatives designated as hedging instruments		$—		$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198		$—

Total derivatives		$198		$(31,756)

December 31, 2010:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$625,717	$(56,244)
Foreign exchange swap agreements	€1,000,000	114,431	$—	$—

Total derivatives designated as hedging instruments		$114,431		$(56,244)

Derivatives not designated as hedging instruments:
Interest rate cap agreements	$89,520	$1,963	$—	$—

Total derivatives(c)		$116,394		$(56,244)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the 2011 Consolidated Balance Sheet.

(c)
Derivative assets and liabilities are presented net in Derivative assets on the 2010 Consolidated Balance Sheet.

        During the years ended December 31, 2011, 2010 and 2009, we recorded the following in OCI related to derivative instruments:

	December 31
Gain (Loss)	2011	2010	2009
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$23,059	$3,949	$44,176
Foreign exchange swap agreements(c)	140,029	(111,473)	116,441
Amortization of balances of de-designated hedges and other adjustments	2,809	3,372	(485)
Foreign exchange component of cross currency swaps credited (charged) to income	(104,800)	225,700	(114,620)
Income tax effect	(21,384)	(42,542)	(15,929)

Net changes in cash flow hedges, net of taxes	$39,713	$79,006	$29,583

(a)
Includes $7.0 million, $23.3 million and $(12.7) million of combined CVA and MVA for the years ended December 31, 2011, 2010 and 2009.

(b)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(2,166), $(27,733) and $7,260, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(25,225), $(31,682) and $(36,916), respectively.

(c)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709, $(172,003) and $66,037, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(31,320), $(60,530) and $(50,404), respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(17.1) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in the Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2011	2010	2009
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(111)	$(156)	$(868)
Foreign exchange swap agreements	1,008	(26,788)	12,791

Total	897	(26,944)	11,923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	(1,394)	(2,062)	(647)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	(6,502)	(15,409)	9,689
Reclassification of amounts de-designated as hedges recorded in AOCI	(2,809)	(3,372)	485

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(9,808)	$(47,787)	$21,450

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.4) million, $(0.1) million and $(0.8) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2011, 2010 and 2009, respectively.

Fair Value Disclosures of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures of Financial Instruments
Fair Value Disclosures of Financial Instruments

Q. Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments are as follows:

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
September 30, 2012
Cash, including restricted cash	$319,218	$2,698,049 (a)	$—	$3,017,267	$3,017,267
Notes receivable	—	18,874	—	18,874	18,973
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(7,607,860)	—	(25,857,080)	(24,209,105)
Derivative assets	—	70	—	70	70
Derivative liabilities	—	(23,910)	—	(23,910)	(23,910)
Guarantees	—	—	(52,273)	(52,273)	(49,685)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336 (a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713	—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)	—	(24,228,045)	(24,384,272)
Derivative assets	—	198	—	198	198
Derivative liabilities	—	(31,756)	—	(31,756)	(31,756)
Guarantees	—	—	(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $371.1 million (2012) and $414.8 million (2011).

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value. We consider time deposits Level 2 valuations because the amounts are not readily available for immediate withdrawal.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analysis, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using a discounted cash flow analysis, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using a discounted cash flow analysis based on credit default spreads. The fair value of our long-term secured debt is estimated using discounted cash flow analysis based on credit default spreads.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes, among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees entered into after December 31, 2002, are included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount adjusted for potential exposure and probability of exercise.

Note V—Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values of our financial instruments at December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)
	(Dollars in thousands)
Cash, including restricted cash	$2,389,816	$2,389,816	$3,524,750 (a)	$3,524,750
Notes and trade receivables	9,489	8,713	65,065	64,622
Debt financing (including subordinated debt and foreign currency adjustment)	(24,384,272)	(24,228,045)	(27,789,786)	(28,267,765)
Derivative assets(b)(c)	198	198	60,150	60,150
Derivative liabilities(b)	31,756	31,756	—	—
Guarantees	(21,164)	(34,103)	(10,013)	(11,654)
(a)
Includes restricted cash of $414.8 million (2011) and $457.1 million (2010).

(b)
Includes combined CVA and MVA of $6.4 million (2011) and $23.3 million (2010).

(c)
2010 balance is presented net of liabilities of $56,244.

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analyses, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using discounted cash flow analyses, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using discounted cash flow analysis based on credit default spreads. The market value of floating rate secured debt is approximately equal to par. Fair value of secured fixed rate debt is calculated using mid-market values.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees entered into after December 31, 2002, are included in Accrued interest and other payables on our Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount adjusted for the probability of exercise.

Recent Accounting Pronouncements (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Recent Accounting Pronouncements
Recent Accounting Pronouncements

Adoption of Recent Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP did not significantly affect our current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        We adopted the standard on January 1, 2012, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows, but affected our fair value disclosures, which are disclosed in Note O—Fair Value Measurements and Note Q—Fair Value Disclosures of Financial Instruments herein.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective January 1, 2012, and required retrospective application. The adoption of this standard had no effect on our condensed, consolidated financial statements because we already use the two-statement approach to present comprehensive income.

  Testing of Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the new standard in conjunction with our annual goodwill impairment test performed during the third quarter of 2012. The adoption of this standard had no effect on our condensed, consolidated financial statements.

Future Application of Accounting Standards:

  Testing Indefinite-Lived Intangible Assets for Impairment

        In July 2012, the FASB issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired before performing a quantitative impairment test. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired. The new standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We do not expect the adoption of this standard to have a material effect on our financial condition, results of operations or cash flows.

  Recent Accounting Pronouncements:

        We adopted the following accounting standards during 2011:

  A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

        In April 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring and requires additional disclosures about a creditor's troubled debt restructuring activities. The new standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. We adopted the standard in the third quarter of 2011. The standard requires us to apply the guidance retrospectively for all modifications and restructuring activities that have occurred since January 1, 2011. For receivables that are considered newly impaired under the guidance, the standard requires us to measure the impairment of those receivables prospectively. This standard does not apply to the initial restructuring of an operating lease. In addition, the standard requires us to provide disclosures about troubled debt restructuring activities. The adoption of this standard had no effect on our financial position, results of operations or cash flows because we have not had any troubled debt restructurings during 2011.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective on January 1, 2012, and is required to be applied retrospectively. Early adoption is permitted. We elected early adoption of this standard, and, as a result, incorporated the two-statement approach to present comprehensive income.

  Future Application of Accounting Standards:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments measured on a net asset value basis and certain disclosure requirements.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recognized at fair value. While many of the amendments to GAAP are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        The new standard will be effective for us for interim and annual periods beginning on January 1, 2012. If different fair value measurements result from applying the new standard, we will recognize the difference in the period of adoption as a change in estimate. The new disclosure requirements must be applied prospectively. In the period of adoption, we will disclose any changes in valuation techniques and related inputs resulting from application of the amendments and quantify the total effect, if material. We are assessing the effect of the new standard on our consolidated statements of financial position, results of operations and cash flows.

  Testing Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two-step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. ILFC will adopt the new standard in conjunction with its annual goodwill impairment test to be performed for the year ended December 31, 2012. The adoption of the new standard will not affect ILFC's consolidated financial condition, results of operations or cash flows.

        We adopted the following accounting standards during 2010:

  Accounting for Transfers of Financial Assets

        In June 2009, the Financial Accounting Standards Board ("FASB") issued an accounting standard addressing transfers of financial assets that, among other things, removes the concept of a qualifying special-purpose entity ("QSPE") from the FASB Accounting Standards Codification ("ASC") and removes the exception from applying the consolidation rules to QSPEs. The new standard was effective for interim and annual periods beginning on January 1, 2010. Earlier application was prohibited. The adoption of the new standard had no effect on our consolidated financial position, results of operations, or cash flows, as we are not involved with any QSPEs.

  Consolidation of Variable Interest Entities

        In June 2009, the FASB issued an accounting standard that amended the rules addressing the consolidation of VIEs, with an approach focused on identifying which enterprise has the power to direct the activities of a VIE that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity that are potentially significant to the VIE. The new standard also requires enhanced financial reporting by enterprises involved with VIEs. The new standard was effective for interim and annual periods beginning on January 1, 2010, with earlier application prohibited. We determined that we were not involved with any VIEs that were not previously consolidated and had to be consolidated as a result of the adoption of this standard. However, we determined that we do not control the activities that significantly impact the economic performance of ten of the VIEs that were previously consolidated. Accordingly, on January 1, 2010, we deconsolidated these entities and we removed from our consolidated balance sheet Assets of VIEs and Liabilities of VIEs of $79.7 million and $6.5 million, respectively. The assets and liabilities of these entities were previously reflected on our Consolidated Balance Sheet at December 31, 2009. As a result of the adoption of this standard, we recognized a $15.9 million charge, net of tax, to beginning retained earnings on January 1, 2010. See Note S—Variable Interest Entities.

  Subsequent Events

        In February 2010, the FASB amended a previously issued accounting standard to require all companies that file financial statements with the SEC to evaluate subsequent events through the date the financial statements are issued. The standard was further amended to exempt these companies from the requirement to disclose the date through which subsequent events have been evaluated. This amendment was effective for us for interim and annual periods ending after June 15, 2010. Because this new standard only modifies disclosures, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

  Disclosures of the Credit Quality of Financing Receivables and the Allowance for Credit Losses

        In July 2010, the FASB issued an accounting standards update to require enhanced, disaggregated disclosures regarding the credit quality of Financing Receivables and the allowance for credit losses. The update is effective for interim and annual reporting periods ending on or after December 15, 2010. Because this update only modifies disclosure requirements, its adoption had no effect on our consolidated financial position, results of operations or cash flows.

        We adopted the following accounting standards during 2009:

        Business Combinations:    In December 2007, the FASB issued an accounting standard that changed the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations; requiring an acquirer to recognize 100% of the fair value of certain assets acquired, liabilities assumed, and non-controlling (i.e., minority) interests; and recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, among other changes. We adopted the new standard for business combinations for which the acquisition date is on or after January 1, 2009. Our adoption of this guidance did not have any effect on our consolidated financial position, results of operations or cash flows, but may have an effect on the accounting for future business combinations.

        Non-controlling Interests in Consolidated Financial Statements:    In December 2007, the FASB issued an accounting standard that requires non-controlling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of equity, or in the mezzanine section of the balance sheet (between liabilities and equity) if such interests do not qualify for "permanent equity" classification. The new standard also specifies the accounting for subsequent acquisitions and sales of non- controlling interests and how non-controlling interests should be presented in the consolidated statement of operations. The non-controlling interests' share of subsidiary income (loss) should be reported as a part of consolidated net income (loss) with disclosure of the attribution of consolidated net income to the controlling and non-controlling interests on the face of the consolidated statement of operations. This new standard became effective for us beginning with financial statements issued for the first quarter of 2009. This standard had to be adopted prospectively, except that non-controlling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and non-controlling interests retrospectively. We had no recognized minority interest in our consolidated VIEs and therefore the adoption of this accounting standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Disclosures about Derivative Instruments and Hedging Activities:    In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why a company uses derivative instruments; (ii) how derivative instruments and related hedged items are accounted for; and (iii) how derivative instruments and related hedged items affect a company's consolidated financial condition, results of operations, and cash flows. We adopted the new standard for the interim period ended March 31, 2009. Because this new accounting standard only requires additional disclosures about derivatives, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note U—Derivative Financial Instruments herein for related disclosures.

        Employers' Disclosures about Postretirement Benefit Plan Assets:    In December 2008, the FASB issued an accounting standard that requires more detailed disclosures about an employer's plan assets, including the employer's investment strategies, major categories of plan assets, concentrations of risk within plan assets, and valuation techniques used to measure the fair values of plan assets. We adopted this standard for the annual period ended December 31, 2009. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note Q—Employee Benefit Plans.

        Disclosures about Transfers of Financial Assets and Variable Interest Entities:    In December 2008, the FASB issued an accounting standard that amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with VIEs. The standard was effective for interim and annual periods ending after December 15, 2008. Because this standard only requires additional disclosures, it did not have any effect on our consolidated financial position, results of operations, or cash flows. See Note S—Variable Interest Entities.

        Interim Disclosures about Fair Value of Financial Instruments:    In April 2009, the FASB issued an accounting standard that requires a company to disclose information about the fair value of financial instruments (including methods and significant assumptions used) in interim financial statements. The standard also requires the disclosures in summarized financial information for interim reporting periods. We adopted the new standard for the interim period ended June 30, 2009. As the standard only requires additional disclosures, our adoption of the standard did not have any effect on our consolidated financial position, results of operations or cash flows.

        Recognition and Presentation of Other-Than-Temporary Impairments:    In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in income and the non-credit component in AOCI when the company does not intend to sell the security, or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery and requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. The standard does not change the recognition of other-than-temporary impairment for equity securities. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly:    In April 2009, the FASB issued an accounting standard that provides guidance for estimating the fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. We adopted the new standard for the interim period ended June 30, 2009. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Subsequent Events:    In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. We adopted the new standard for the interim period ended June 30, 2009. The adoption of the new standard did not affect our consolidated financial position, results of operations or cash flows.

        FASB Accounting Standards Codification:    In June 2009, the FASB issued an accounting standard that established the FASB ASC, which became the source of authoritative GAAP for non-governmental entities effective for the period ended September 30, 2009. Rules and interpretive releases of the SEC, under authority of federal securities laws, are also sources of authoritative GAAP for SEC registrants. On the effective date of this standard, the ASC superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the ASC became non-authoritative. We adopted the new standard for the interim period ended September 30, 2009, its effective date. The adoption did not have any effect on our consolidated financial position, results of operations or cash flows.

        Measuring Liabilities at Fair Value:    In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied when measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update is effective for interim and annual periods ending after December 15, 2009. We adopted this standard for the annual period ended December 31, 2009. The adoption of the update did not have any effect on our consolidated financial position, results of operations or cash flows, but affected the way we value our debt when disclosing its fair value. See Note V—Fair Value Disclosures of Financial Instruments.

Basis of Preparation (Tables)	9 Months Ended
Sep. 30, 2012
Basis of Preparation
Schedule of impact of adoption of new basis on the entity's statement of income
	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	$468,096	$466,334	$1,380,316	$1,375,745
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	10,085	9,945	157,210	158,332
Aircraft impairment charges on flight equipment held for use	1,448,914	1,515,343	1,448,914	1,521,881
Loss before income taxes	(1,272,426)	(1,336,954)	(1,049,008)	(1,118,526)
Income tax benefit	(434,741)	(457,413)	(357,724)	(382,149)
Net loss	(837,685)	(879,541)	(691,284)	(736,377)

Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Schedule of amounts involving related parties included in the financial statements
	Three Months		Nine Months
Income Statement	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	(Dollars in thousands)
Expense (income):
Effect from derivatives on contracts with AIG Markets, Inc.(a)	$301	$(7,139)	$911	$(8,104)
Interest on derivative contracts with AIG Markets, Inc.	4,173	10,574	13,851	44,410
Allocation of corporate costs from AIG	3,904	1,549	18,451	(2,951)
Interest on time deposit account with AIG Markets(a)	(1,059)	—	(2,702)	—
Management fees received	(2,219)	(2,280)	(6,683)	(6,825)
Management fees paid to subsidiaries of AIG	40	18	156	70

Balance Sheet	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,102,659	$—
Derivative liabilities(b)	(23,910)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(283,053)	(279,441)
Accrued corporate costs payable to AIG	(21,111)	(21,672)
Equity:
Aircraft transfer to AIG	37,245	—
Aircraft contribution from AIG	(25,901)	—
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc, all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note P—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $2 million and $58.5 million to AIG during the nine months ended September 30, 2012 and the year ended December 31, 2011, respectively.

Statement of Operations	2011	2010	2009
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$157,926	$100,504
Effect from derivatives on contracts with AIGFP novated to AIG Markets, Inc.(a)	8,414	45,725	(22,097)
Interest on derivative contracts with AIGFP novated to AIG Markets, Inc.	50,043	91,988	86,327
Lease revenue related to hedging of lease receipts with AIGFP(a)	—	224	723
Allocation of corporate costs from AIG	(1,246)	30,512	8,683
Management fees received	(9,323)	(9,429)	(9,457)
Management fees paid to subsidiaries of AIG	94	425	910

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Asset (liability):
Derivative assets, net(a)	$(31,756)	$58,187
Current income taxes and other tax liabilities (payable) to AIG(b)	(279,441)	(108,784)
Accrued corporate costs payable to AIG	(21,672)	(20,753)
(a)
See Note U — Derivative Financial Instruments for all derivative transactions

(b)
Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.

Interest and Other Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Interest and Other Income.
Schedule of interest and other income
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$81,267	$—	$226,261	$—
Cost of sales	(67,915)	—	(191,636)	—

	13,352	—	34,625	—
Interest and Other	20,737	2,448	47,223	41,270

Total	$34,089	$2,448	$81,848	$41,270

(a)
Other income for 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our condensed, consolidated statements of income. AeroTurbine was acquired on October 7, 2011.

	2011	2010	2009
	(Dollars in thousands)
Interest	$11,621	$20,276	$20,415
Management fee income	10,202	10,764	10,655
AeroTurbine revenue(a)
Engines, parts and supplies	71,778	—	—
Cost of sales	(62,070)	—	—

	9,708	—	—

Other	26,379	30,702	27,139

Total	$57,910	$61,742	$58,209

(a)
Other income for 2011 includes revenue from sales by AeroTurbine of engines, aircraft and parts, presented net of cost of sales on our consolidated statement of income, since our acquisition date of AeroTurbine of October 7, 2011.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Three Months Ended					Nine Months Ended
	September 30, 2012			September 30, 2011		September 30, 2012				September 30, 2011
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)					(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	5	$5.2		2	$10.1	9	(a)	$43.0		16	$159.5
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(b)	4	4.1		—	(0.2)	4		4.1		10	(3.7)
Impairment charges on aircraft intended to be or designated for part-out	6	26.6	(c)	—	—	10		40.9	(c)	1	2.5

Total Impairment charges and fair value adjustments on flight equipment	15	$35.9		2	$9.9	23		$88.0		27	$158.3

(a)
Excludes one aircraft that was impaired in prior quarters, but for which an additional charge was recorded in the current period for aircraft intended to be or designated for part-out.

(b)
Included in these amounts are net fair value credit adjustments related to aircraft previously held for sale, but which no longer meet such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are fair value credit adjustments for sales price adjustments related to aircraft that were previously held for sale and sold during the periods presented.

(c)
Includes charges relating to nine engines for the three months ended September 30, 2012 and 13 engines for the nine months ended September 30, 2012.

	December 31,
	2011		2010		2009
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges and fair value adjustments of aircraft likely to be sold or sold	17	$163.1	15	$155.1	5	$24.9
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(a)	10	(3.7)	60	372.1	2	10.5
Impairment charges on aircraft designated for part-out	3	10.9	2	25.6	—	—

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	30	$170.3	77	$552.8	7	$35.4

(a)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are net positive fair value adjustments related to sales price adjustments related to aircraft that were previously held for sale and sold during periods presented.

Lease Receivables and Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Lease Receivables and Other Assets.
Schedule of components of lease receivables and other assets
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Lease receivables	$204,732	$222,637
AeroTurbine Inventory	145,842	148,452
Lease incentive costs, net of amortization	129,870	119,878
Straight-line rents and other assets	277,297	47,115
Goodwill and Other intangible assets	49,642	51,965
Notes and trade receivables, net of allowance(a)	18,973	9,489
Derivative assets(b)	70	198

	$826,426	$599,734

(a)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 8.0% to 10.4%.

(b)
See Note P—Derivative Financial Instruments.

	2011	2010
	(Dollars in thousands)
Lease receivables	$205,373	$234,890
AeroTurbine Inventory	148,452	—
Lease incentive costs net of amortization	119,878	89,289
Other assets	64,379	78,753
Goodwill and Other intangible assets(a)	51,965	—
Notes and trade receivables, net of allowance(b)	9,489	65,065

	$599,536	$467,997

(a)
We recognized goodwill of $15.6 million in the acquisition of AeroTurbine on October 7, 2011.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 6.5% to 8.0%.

Schedule of activity in allowance for credit losses on notes receivable
	(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	41,396
Provision	(8,291	)(a)
Write-offs	—

Balance at September 30, 2012	$33,105

(a)
Collections on notes receivables previously reserved for.

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$21,042
Provision	21,898
Write-offs	—
Recoveries	(1,544)

Balance at December 31, 2011	$41,396

Debt Financings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Financings
Schedule of debt financing
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	1,982,649	2,335,147
Secured bank debt(a)	2,014,234	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(8,141)	(17,452)

	9,338,742	9,764,631
Unsecured
Bonds and Medium-Term Notes	13,910,064	13,658,769
Less: Deferred debt discount	(39,701)	(39,128)

	13,870,363	13,619,641

Total Senior Debt Financings	23,209,105	23,384,272
Subordinated Debt	1,000,000	1,000,000

	$24,209,105	$24,384,272

(a)
Of this amount, $279.2 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our condensed, consolidated financial statements.

	December 31,
	2011	2010
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	2,335,147	2,777,285
Bank debt(a)	2,246,936	1,601,658
Other secured financings	1,300,000	1,300,000
Less: Deferred debt discount	(17,452)	(22,309)

	9,764,631	9,556,634
Unsecured
Bonds and Medium-Term Notes	13,658,769	16,810,843
Bank debt	—	234,600
Less: Deferred debt discount	(39,128)	(47,977)

	13,619,641	16,997,466

Total Senior Debt Financings	23,384,272	26,554,100
Subordinated debt	1,000,000	1,000,000

	$24,384,272	$27,554,100

(a)
Of this amount, $97.0 million (2011) and $113.7 million (2010) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements. The amounts are considered immaterial for separate disclosure on the face of the consolidated balance sheets.

Schedule of information regarding the collateral provided for secured debt
	As of September 30, 2012
	Secured Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Bonds	$3,900,000	$6,559,515		174
ECA Financings	1,982,649	5,399,268		119
Secured Bank Debt(a)	2,014,234	2,958,706	(a)	63	(a)
Institutional Secured Term Loans	1,450,000	2,852,834		97

Total	$9,346,883	$17,770,323		453

  (a)
  Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $266.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

	As of December 31, 2011
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Notes	$3,900,000	$6,804,212		174
ECA Financings	2,335,147	5,582,665		119
Bank Debt	2,246,936	5,201,225	(a)	151	(a)
Other Secured Financings	1,300,000	2,448,896		80

Total	$9,782,083	$20,036,998		524

(a)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and does not include the book value or number of AeroTurbine other assets securing the AeroTurbine revolving credit agreement, under which $268.6 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, deferred overhaul rentals and other customer deposits
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,123,477	$1,089,771
Deferred overhaul rentals	693,748	718,472
Rents received in advance and Straight-line rents	440,072	272,205
Other customer deposits	206,396	227,189

Total	$2,463,693	$2,307,637

	As of December 31,
	2011	2010
	(Dollars in thousands)
Security deposits paid by lessees	$1,089,771	$1,081,021
Overhaul rentals	718,472	529,834
Other customer deposits	227,189	197,538

Total	$2,035,432	$1,808,393

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis
	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
September 30, 2012
Derivative assets	$—	$70		$—	$—	$70 (a)
Derivative liabilities	—	(23,910	)(b)	—	—	(23,910)

Total	$—	$(23,840)		$—	$—	$(23,840)

December 31, 2011
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756)	(b)	—	—	(31,756)

Total	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.6 million and $6.4 million as of September 30, 2012 and December 31, 2011, respectively.

	Level 1	Level 2	Level 3	Counterparty Netting(a)	Total
	(Dollars in thousands)
December 31, 2011:
Derivative assets	$—	$198 (b)	$—	$—	$198
Derivative liabilities	—	(31,756)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)	$—	$—	$(31,558)

December 31, 2010:
Derivative assets	$—	$116,394 (c)	$—	$(56,244)	$60,150
Derivative liabilities	—	(56,244)	—	56,244	—

Total derivative assets, net	$—	$60,150	$—	$—	$60,150

(a)
As permitted under GAAP, we have elected to offset derivative assets and derivative liabilities under our master netting agreement.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(c)
The balance includes CVA and MVA adjustments of $6.4 million and $0.8 million as of December 31, 2011 and 2010, respectively.

Schedule of the effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment impaired
	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Other Adjustments		Book Value at September 30, 2012
	(Dollars in thousands)
Flight equipment under operating lease	$460,599	$(190,721)	$(102,673)	$(22,562)	$(8,319	)(a)	$136,324
Flight equipment held for sale	—	—	40,698	(626)	(2,967)		37,105
Lease receivables and other assets(b)	—	—	34,677	—	—		34,677
Net investment in finance and sales-type leases(c)	—	—	27,298	—	—		27,298

Total	$460,599	$(190,721)	$—	$(23,188)	$(11,286)		$235,404

(a)
Includes increases of $53,408 primarily related to the addition of an aircraft through the exercise of an option and an engine exchange transaction.

(b)
Reclassification represents fair value of aircraft parts.

(c)
Excludes measurement of finance and sales-type leases recorded at a gain.

	Book Value at December 31, 2010	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments	Book Value at December 31, 2011
	(Dollars in millions)
Flight equipment under operating lease	$3,571,395	$(1,739,656)	$72,643	$(89,807)	$(229,412)	$1,585,164
Flight equipment held for sale	262,291	3,726	(78,673)	(187,344)	—	—
Lease receivables and other assets	—	(1,578)	8,398	—	(1,000)	5,820
Net investment in finance and sales-type leases	—	—	2,287	—	(442)	1,845

Total	$3,833,686	$(1,737,508)	$4,655	$(277,151)	$(230,854)	$1,592,829

Schedule of key elements effecting the fair value calculation
	Fair Value at September 30, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$159.0	Income Approach	Discount Rate	8.0%-14.5% (10.5%)
			Remaining Holding Period	0-9 years (2 years)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (32%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended September 30, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.

Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments
Schedule of notional and fair values of derivatives outstanding
	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
September 30, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$365,982	$(23,910)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$69,036	$70	$—	$—

Total derivatives		$70		$(23,910)

December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(a)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(In thousands)
December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)
Foreign exchange swap agreements	€—	—	—	—

Total derivatives designated as hedging instruments		$—		$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198		$—

Total derivatives		$198		$(31,756)

December 31, 2010:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$625,717	$(56,244)
Foreign exchange swap agreements	€1,000,000	114,431	$—	$—

Total derivatives designated as hedging instruments		$114,431		$(56,244)

Derivatives not designated as hedging instruments:
Interest rate cap agreements	$89,520	$1,963	$—	$—

Total derivatives(c)		$116,394		$(56,244)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the 2011 Consolidated Balance Sheet.

(c)
Derivative assets and liabilities are presented net in Derivative assets on the 2010 Consolidated Balance Sheet.

Schedule of gain (loss) in OCI related to derivative instruments designated as hedging instruments
	(Loss) Gain
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,275	$9,908	$5,715	$17,604
Foreign exchange swap agreements(b)	—	2,113	—	140,029
Amortization of balances of de-designated hedges and other adjustments	282	610	847	2,525
Foreign exchange component of cross currency swaps charged (credited) to income	—	11,400	—	(104,800)
Income tax effect	(904)	(8,411)	(2,216)	(19,375)

Net changes in fair value of cash flow hedges, net of taxes	$1,653	$15,620	$4,346	$35,983

(a)
Includes the following amounts for the following periods:

Three months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(1,898) and $3,730, respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $4,173 and $6,178, respectively.

Nine months ended September 30, 2012 and 2011: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,136) and $(1,988), respectively and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $13,851 and $19,592, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $(8,785); and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $10,898.

Nine months ended September 30, 2011: (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320.

	December 31
Gain (Loss)	2011	2010	2009
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$23,059	$3,949	$44,176
Foreign exchange swap agreements(c)	140,029	(111,473)	116,441
Amortization of balances of de-designated hedges and other adjustments	2,809	3,372	(485)
Foreign exchange component of cross currency swaps credited (charged) to income	(104,800)	225,700	(114,620)
Income tax effect	(21,384)	(42,542)	(15,929)

Net changes in cash flow hedges, net of taxes	$39,713	$79,006	$29,583

(a)
Includes $7.0 million, $23.3 million and $(12.7) million of combined CVA and MVA for the years ended December 31, 2011, 2010 and 2009.

(b)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(2,166), $(27,733) and $7,260, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(25,225), $(31,682) and $(36,916), respectively.

(c)
Includes the following amounts for the following periods:
Year ended December 31, 2011, 2010 and 2009:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709, $(172,003) and $66,037, respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $(31,320), $(60,530) and $(50,404), respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

Schedule of effect of derivatives recorded in other expenses on the condensed, consolidated statements of operations
	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Ineffectiveness recorded on interest rate swap agreements(a)	$(19)	$(27)	$(64)	$(85)
Ineffectiveness recorded on foreign exchange swap agreements(a)	—	—	—	1,008

Total	(19)	(27)	(64)	923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements	174	(341)	368	(1,467)

Reconciliation to Condensed, Consolidated Statements of Income:
Income effect of maturing derivative contracts	—	(6,502)	—	(6,502)

Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(610)	(847)	(2,525)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	$(127)	$(7,480)	$(543)	$(9,571)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2011	2010	2009
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(111)	$(156)	$(868)
Foreign exchange swap agreements	1,008	(26,788)	12,791

Total	897	(26,944)	11,923

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	(1,394)	(2,062)	(647)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	(6,502)	(15,409)	9,689
Reclassification of amounts de-designated as hedges recorded in AOCI	(2,809)	(3,372)	485

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(9,808)	$(47,787)	$21,450

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.4) million, $(0.1) million and $(0.8) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2011, 2010 and 2009, respectively.

Fair Value Disclosures of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures of Financial Instruments
Schedule of carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments
	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
September 30, 2012
Cash, including restricted cash	$319,218	$2,698,049 (a)	$—	$3,017,267	$3,017,267
Notes receivable	—	18,874	—	18,874	18,973
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(7,607,860)	—	(25,857,080)	(24,209,105)
Derivative assets	—	70	—	70	70
Derivative liabilities	—	(23,910)	—	(23,910)	(23,910)
Guarantees	—	—	(52,273)	(52,273)	(49,685)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336 (a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713	—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)	—	(24,228,045)	(24,384,272)
Derivative assets	—	198	—	198	198
Derivative liabilities	—	(31,756)	—	(31,756)	(31,756)
Guarantees	—	—	(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $371.1 million (2012) and $414.8 million (2011).

	2011		2010
	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)	Carrying Amount of Asset (Liability)	Fair Value of Asset (Liability)
	(Dollars in thousands)
Cash, including restricted cash	$2,389,816	$2,389,816	$3,524,750 (a)	$3,524,750
Notes and trade receivables	9,489	8,713	65,065	64,622
Debt financing (including subordinated debt and foreign currency adjustment)	(24,384,272)	(24,228,045)	(27,789,786)	(28,267,765)
Derivative assets(b)(c)	198	198	60,150	60,150
Derivative liabilities(b)	31,756	31,756	—	—
Guarantees	(21,164)	(34,103)	(10,013)	(11,654)
(a)
Includes restricted cash of $414.8 million (2011) and $457.1 million (2010).

(b)
Includes combined CVA and MVA of $6.4 million (2011) and $23.3 million (2010).

(c)
2010 balance is presented net of liabilities of $56,244.

Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	$ 482,098		$ 466,334							$ 1,440,502	$ 1,375,745	$ 1,864,735	$ 1,963,175	$ 1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	35,932		9,945							88,059	158,332	170,328	552,762	35,448
Aircraft impairment charges on flight equipment held for use	61,237		1,515,343							102,662	1,521,881	1,567,180	1,110,427	50,884
Loss before income taxes	27,556	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	273,676	(1,118,526)	(1,033,979)	(764,636)	1,383,164
Income tax benefit	9,964		(457,413)							(65,990)	(382,149)	(310,078)	(268,968)	495,989
Net income (loss)	17,592	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	339,666	(736,377)	(723,901)	(495,668)	887,175
AIG | Minimum
Basis of presentation
Number of countries in which insurance services are provided to customers										130
Previously Reported
Condensed, Consolidated Statements of Income
Depreciation of flight equipment			468,096								1,380,316		1,954,883	1,959,448
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of			10,085								157,210		550,034	34,730
Aircraft impairment charges on flight equipment held for use			1,448,914								1,448,914		948,679	52,938
Loss before income taxes			(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		(1,049,008)		(591,868)	1,396,167
Income tax benefit			(434,741)								(357,724)		(208,110)	500,538
Net income (loss)			$ (837,685)	$ 72,680	$ 73,721	$ (326,050)	$ (105,535)	$ 110,753	$ (62,926)		$ (691,284)		$ (383,758)	$ 895,629

Income Taxes (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Favorable decision, income tax benefit and corresponding adjustment to tax basis of certain flight equipment	$ 588,000,000	$ (18,115,000)
Reserve for uncertain tax positions	425,400,000	48,549,000	53,584,000	50,823,000
Net tax benefit	$ 162,600,000

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash
Restricted cash	$ 371,057	$ 414,807	$ 457,053

Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 trust	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
AIG
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years			2		2
Compensation and other expenses recorded in additional paid in capital			$ 800,000		$ (8,000,000)	$ 2,800,000	$ 3,300,000
Expense (income):
Allocation of corporate costs from related party	3,904,000	1,549,000	18,451,000	(2,951,000)	(1,246,000)	30,512,000	8,683,000
Asset (liability):
Current income taxes and other tax liabilities	(283,053,000)		(283,053,000)		(279,441,000)	(108,784,000)
Accrued corporate costs payable	(21,111,000)		(21,111,000)		(21,672,000)	(20,753,000)
Equity:
Income taxes paid			2,000,000		58,500,000	10,100,000
AIG | Reclassified to retained earnings
Related party transactions
Number of corporate aircraft	2
Equity:
Aircraft transfer to AIG	37,245,000
AIG | Capital contribution received
Related party transactions
Number of corporate aircraft	1
Equity:
Aircraft contribution from AIG	25,901,000
AIG | Insurance premiums
Expense (income):
Purchases from related party			8,300,000	5,600,000	7,900,000	7,300,000	6,800,000
AIGFP and AIG Markets, Inc. | Derivative contracts with AIG Markets, Inc.
Expense (income):
Income from related party	301,000	(7,139,000)	911,000	(8,104,000)	8,414,000	45,725,000	(22,097,000)
Interest	4,173,000	10,574,000	13,851,000	44,410,000	50,043,000	91,988,000	86,327,000
AIG Markets, Inc.
Expense (income):
Interest on time deposit account	(1,059,000)		(2,702,000)
Asset (liability):
Time deposit account	1,102,659,000		1,102,659,000
Derivative liabilities					(31,756,000)
Equity:
Period to maturity of time deposit account			30 days
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party	40,000	18,000	156,000	70,000	94,000	425,000	910,000
Related parties
Asset (liability):
Derivative liabilities	(23,910,000)		(23,910,000)		(31,756,000)
Related parties | Management services agreements
Expense (income):
Income from related party	$ (2,219,000)	$ (2,280,000)	$ (6,683,000)	$ (6,825,000)	$ (9,323,000)	$ (9,429,000)	$ (9,457,000)

Interest and Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and other income
Interest and Other	$ 20,737	$ 2,448	$ 47,223	$ 41,270
Total	34,089	2,448	81,848	41,270	57,910	61,741	55,973
AeroTurbine, Inc.
Interest and other income
Revenue : Engines, airframes, parts and supplies	81,267		226,261		71,778
Cost of sales	(67,915)		(191,636)		(62,070)
Gross profit	$ 13,352		$ 34,625		$ 9,708

Flight Equipment Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2010	Sep. 30, 2012 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Oct. 31, 2012 Held for sale aircraft sold item
Held for sale
Number of Aircraft			7	6
Carrying value of flight equipment held for sale	$ 48,677	$ 255,178	$ 48,700

Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 item	Sep. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Aircraft Impairment Charges on Flight Equipment Held for Use
Impairment charges	$ 61,237	$ 1,515,343	$ 102,662	$ 1,521,881	$ 1,567,180	$ 1,110,427	$ 50,884
Held for use, number of previously impaired aircraft	1		1
Aircraft impaired or adjusted during the period	6	95	10	95	100	82	3

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 item	Sep. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	15	2	23	27	30	77	7
Impairment Charges and Fair Value Adjustments	$ 35,932	$ 9,945	$ 88,059	$ 158,332	$ 170,328	$ 552,762	$ 35,448
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	5	2	9	16	17	15	5
Impairment Charges and Fair Value Adjustments	5,200	10,100	43,000	159,500	163,100	155,100	24,900
Held for sale or disposal, number of previously impaired aircraft			1
Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	4		4	10	10	60	2
Impairment Charges and Fair Value Adjustments	4,100	(200)	4,100	(3,700)	(3,700)	372,100	10,500
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	6		10	1	3	2
Impairment Charges and Fair Value Adjustments	$ 26,600		$ 40,900	$ 2,500	$ 10,900	$ 25,600
Engines impaired or adjusted	9		13

Lease Receivables and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease Receivables and Other Assets.
Lease receivables	$ 204,732	$ 222,637
AeroTurbine Inventory	145,842	148,452
Lease incentive costs, net of amortization	129,870	119,878	89,289	85,300
Straight-line rents and other assets	277,297	47,115
Goodwill and Other intangible assets	49,642	51,965
Notes and trade receivables, net of allowance	18,973	9,489	65,065
Derivative assets	70	198	116,394
Total	826,426	599,734
Minimum varying interest rate on notes receivable (as a percent)	8.00%	6.50%
Maximum varying interest rate on notes receivable (as a percent)	10.40%	8.00%
Allowance for credit losses
Balance at the beginning of the period	41,396	21,042
Provision	(8,291)	20,354
Balance at the end of the period	$ 33,105	$ 41,396

Debt Financings (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount		$ 24,440,852,000
Secured debt financing, net of deferred debt discount	9,338,742,000	9,764,631,000	9,556,634,000
Unsecured debt financing, net of deferred debt discount	13,870,363,000	13,619,641,000	16,997,466,000
Debt financing, net of deferred debt discount	24,209,105,000	24,384,272,000	27,554,100,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
Senior Debt Obligations
Debt financings and information regarding the collateral provided for secured debt
Debt financing, net of deferred debt discount	23,209,105,000	23,384,272,000	26,554,100,000
Secured Debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	9,346,883,000	9,782,083,000
Less: Deferred debt discount	(8,141,000)	(17,452,000)	(22,309,000)
Secured debt financing, net of deferred debt discount	9,338,742,000	9,764,631,000	9,556,634,000
Net Book Value	17,770,323,000	20,036,998,000
Collateral provided, number of aircraft	453	524
Secured Debt | Senior secured bonds
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	3,900,000,000	3,900,000,000	3,900,000,000
Net Book Value	6,559,515,000	6,804,212,000
Collateral provided, number of aircraft	174	174
Secured Debt | ECA financings
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,982,649,000	2,335,147,000	2,777,285,000
Net Book Value	5,399,268,000	5,582,665,000
Collateral provided, number of aircraft	119	119
Secured Debt | Bank debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	2,014,234,000	2,246,936,000	1,601,658,000
Net Book Value	2,958,706,000	5,201,225,000
Collateral provided, number of aircraft	63	151
Secured Debt | Bank debt | Consolidated VIEs
Debt financings and information regarding the collateral provided for secured debt
Non-recourse to ILFC	279,200,000	97,000,000	113,700,000
Secured Debt | Institutional secured term loans
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,450,000,000	1,300,000,000	1,300,000,000
Net Book Value	2,852,834,000	2,448,896,000
Collateral provided, number of aircraft	97	80
Secured Debt | AeroTurbine Revolving Credit Agreement | Subsidiary borrower
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	266,000,000
Unsecured Debt
Debt financings and information regarding the collateral provided for secured debt
Less: Deferred debt discount	(39,701,000)	(39,128,000)	(47,977,000)
Unsecured debt financing, net of deferred debt discount	13,870,363,000	13,619,641,000
Unsecured Debt | Bank debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount			234,600,000
Unsecured Debt | Bonds and Medium-Term Notes
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	$ 13,910,064,000	$ 13,658,769,000	$ 16,810,843,000

Debt Financings (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2010 Secured Debt	Aug. 31, 2010 Secured Debt Senior secured bonds item	Sep. 30, 2012 Secured Debt Senior secured bonds	Dec. 31, 2011 Secured Debt Senior secured bonds	Sep. 30, 2012 Secured Debt Senior secured bonds Minimum	Dec. 31, 2011 Secured Debt Senior secured bonds Minimum	Sep. 30, 2012 Secured Debt Senior secured bonds Maximum	Dec. 31, 2011 Secured Debt Senior secured bonds Maximum	Aug. 31, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 20, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 31, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 20, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 31, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Aug. 20, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Sep. 30, 2012 Secured Debt 2004 ECA facility	Dec. 31, 2011 Secured Debt 2004 ECA facility	Sep. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Sep. 30, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Sep. 30, 2012 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2011 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Feb. 29, 2012 Secured Debt 2006 Credit Facility	Feb. 28, 2011 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility	Dec. 31, 2011 Secured Debt 2006 Credit Facility	Oct. 13, 2006 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility LIBOR	Dec. 31, 2011 Secured Debt 2006 Credit Facility LIBOR	Oct. 13, 2006 Secured Debt 2006 Credit Facility LIBOR	Mar. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Mar. 05, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Mar. 30, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Jan. 02, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Sep. 30, 2012 Secured Debt 2011 Secured Term Loan Prior to March 30, 2013 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary
Debt financings
Issuance of debt							$ 3,900,000,000							$ 1,350,000,000		$ 1,275,000,000		$ 1,275,000,000
Interest rate on debt (as a percent)															6.50%		6.75%		7.13%
Number of aircraft designated as collateral							174																																	54	54
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes							2
Number of days' notice that the entity must provide for the redemption of notes										30 days	30 days	60 days	60 days
Prepayment penalty percentage										1.00%	1.00%																																			1.00%
Amount outstanding	9,338,742,000	9,764,631,000	9,556,634,000	9,338,742,000	9,764,631,000	9,556,634,000																2,000,000,000	2,300,000,000
Interest rate at period end (as a percent)																								0.67%	0.44%	4.71%	4.71%								2.44%
Variable rate basis																												LIBOR	LIBOR								LIBOR	LIBOR									LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)																																						2.15%	2.15%								2.75%	2.75%	1.75%	1.75%
Net book value of the aircraft purchased																						4,100,000,000	4,200,000,000
Security deposits, overhaul rentals and rental payments related to aircraft funded	371,057,000	414,807,000	457,053,000																	369,400,000	414,800,000		415,000,000
Loan-to-value ratio (as a percent)																														50.00%	50.00%													65.00%	65.00%
Aircraft disposition amount used in calculation of restrictive covenant on the selling or transferring of aircraft																							10,100,000,000			9,800,000,000
Reduction in aircraft disposition amount per quarter																						91,400,000	91,400,000
Number of loans that can be terminated as a result of breach of restrictive covenants																						10	10
Loans that can be terminated as a result of breach of restrictive covenants																						246,200,000
Initial maximum borrowing capacity																																				2,500,000,000								1,300,000,000
Maximum borrowing capacity																																			456,900,000						1,500,000,000	1,500,000,000
Facility fee (as a percent)																																		0.20%	0.20%
Prepayment of remaining outstanding amount																																456,900,000	456,900,000
Write off of unamortized deferred financing costs and deferred debt discount																																3,200,000
Number of subsidiaries entered into loan agreement																																												1
Flight equipment, pledged as collateral				17,770,323,000	20,036,998,000			6,559,515,000	6,804,212,000																																				2,400,000,000
Advance rate as percentage of initial appraised value of the aircraft transferred to the SPEs																																												65.00%
Amount advanced to subsidiary borrower																																									$ 1,400,000,000	$ 1,500,000,000	$ 1,500,000,000

Debt Financings (Details 3) (USD $)	9 Months Ended		12 Months Ended								9 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended						1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended		9 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				9 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 09, 2011 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2011 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements item	Sep. 30, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements item	Dec. 31, 2011 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary Interest rate cap agreements Minimum	May 31, 2009 Secured Debt Borrowings from third parties, tranche one Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Dec. 31, 2011 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Dec. 31, 2011 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Sep. 30, 2012 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans Maximum	Mar. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2011 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Mar. 17, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Apr. 30, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR	Mar. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Mar. 17, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Sep. 30, 2012 Secured Debt Secured senior term loan 2012 Subsidiary borrower Maximum	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Sep. 30, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Prior to February 23, 2013 Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Sep. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Period prior to April 12, 2013 Subsidiary borrower	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower
Debt financings
Maximum borrowing capacity								$ 430,000,000																												$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option							70,000,000			165,000,000
Variable rate basis											LIBOR	LIBOR										LIBOR	LIBOR	LIBOR			LIBOR	LIBOR	LIBOR															LIBOR	LIBOR	LIBOR						LIBOR	LIBOR	LIBOR								LIBOR		LIBOR		Base Rate					LIBOR
Margin added to variable rate basis (as a percent)											3.00%	3.00%																																		4.75%	4.75%							5.00%	5.00%								4.00%		4.00%		3.00%					3.75%
Amount outstanding under the facility							266,000,000		268,600,000
Subordinated financing provided to subsidiary													39,000,000
Number of subsidiaries entered into loan agreement																																				1																							1										1
Issuance of debt																106,000,000															55,400,000										750,000,000	750,000,000							550,000,000	550,000,000							900,000,000	900,000,000										550,000,000
Face amount of notes																					82,000,000					24,000,000
Number of tranches																2
Interest rate at period end (as a percent)																							3.38%		3.42%			5.08%		5.12%
Number of agreements														2					2
Interest rate risk (as a percent)															4.00%					4.00%
Loan outstanding	24,209,105,000		24,384,272,000	27,554,100,000													69,000,000	77,900,000														35,700,000	40,600,000
Net book value of aircraft																	128,300,000	132,200,000														85,200,000	88,000,000
Aircraft owned by subsidiary																															1	1
Portion of loan amortized over five years																															0.5	0.5
Amortization period																															5 years	5 years
Loan due for payment in 2014																																27,500,000	27,500,000
Fixed interest rate (as a percent)																																6.58%	6.58%
Number of aircraft designated as collateral																																									43	43							37	37								62										36
Flight equipment, pledged as collateral					17,770,323,000	20,036,998,000																																					1,300,000,000								969,000,000									1,660,000,000									1,000,000,000
Loan-to-value ratio (as a percent)																																										56.00%	56.00%							57.00%	57.00%								54.00%										55.00%
Interest rate floor (as a percent)																																														2.00%	2.00%							2.00%	2.00%										1.00%							1.00%
Average interest rate (as a percent)																																			4.73%
Prepayment penalty percentage																																					2.00%	1.00%																							1.00%									1.00%
Required loan-to-value ratio (as a percent)																																							63.00%																	63.00%
Number of Boeing 737-800s aircraft to be financed																																		7
Principal amortization period																																			6 years
Write off of unamortized deferred financing costs and deferred debt discount																																								17,700,000
Prepayment of debt																																								750,000,000								550,000,000
Percentage of transaction that was accounted for as modification of the 2010 secured term loan																																																																				92.00%
Arrangement fee included in selling, general and administrative expense																																																4,700,000
Amount recorded for early extinguishment of debt	$ (22,934,000)	$ (61,093,000)	$ (61,093,000)																																													$ 2,000,000

Debt Financings (Details 4) (USD $)	Dec. 31, 2011	Jun. 30, 2011 Unsecured Debt	Sep. 30, 2012 Unsecured Debt Notes issued under Shelf Registration Statements	Sep. 30, 2012 Unsecured Debt Notes issued in March and August 2012	Sep. 30, 2012 Unsecured Debt 4.875% notes due 2015	Sep. 30, 2012 Unsecured Debt 5.875% notes due 2019	Sep. 30, 2012 Unsecured Debt 5.875% notes due 2022	Mar. 31, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 06, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 30, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Mar. 22, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Sep. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Mar. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Mar. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015
Debt financings
Principal amount outstanding	$ 24,440,852,000		$ 11,200,000,000		$ 750,000,000	$ 750,000,000	$ 750,000,000									$ 9,346,883,000	$ 9,782,083,000
Issuance of debt								1,250,000,000	1,250,000,000			1,500,000,000	1,500,000,000						750,000,000	750,000,000
Interest rate on debt (as a percent)					4.88%	5.88%	5.88%			8.63%	8.63%			8.75%	8.75%
Net proceeds from issuances of notes				2,220,000,000
Interest rate on debt, minimum (as a percent)			4.88%
Interest rate on debt, maximum (as a percent)			8.88%
Prepayment of debt		$ 1,750,000,000																$ 750,000,000

Debt Financings (Details 5) (USD $) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended			0 Months Ended		9 Months Ended
	Dec. 31, 2005 Subordinated Debt item	Dec. 31, 2005 Subordinated debt, $400 million tranche	Dec. 31, 2005 Subordinated debt, $400 million tranche Before call option date of December 21, 2015	Dec. 31, 2010 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2010 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Sep. 30, 2012 Subordinated debt, $600 million tranche	Dec. 31, 2011 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche LIBOR	Dec. 31, 2005 Subordinated debt, $600 million tranche 10-year constant maturity treasury	Dec. 31, 2005 Subordinated debt, $600 million tranche 30-year constant maturity treasury	Oct. 09, 2012 Unsecured Debt 2012 Credit Facility item	Oct. 09, 2012 Unsecured Debt 2012 Credit Facility LIBOR	Sep. 30, 2012 Unsecured Debt 2012 Credit Facility Base rate
Debt financings
Maximum aggregate available amount																$ 2,300
Term of debt instrument																3 years
Number of banks providing financing under the credit facility																10
Variable rate basis				3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury				3 month LIBOR	10 year constant maturity treasury	30 year constant maturity treasury		LIBOR	Base Rate
Margin added to variable rate basis (as a percent)				1.80%	1.80%	1.80%	1.80%	1.80%	1.80%				1.55%	1.55%	1.55%		2.25%
Number of tranches	2
Amount of debt issued	1,000
Face amount of debt		400										600
Fixed interest rate (as a percent)			6.25%
Interest rate at period end (as a percent)										4.52%	4.34%
Redemption price of debt instrument (as a percent)										100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs										$ 50	$ 50

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security deposits paid by lessees	$ 1,123,477	$ 1,089,771	$ 1,081,021
Deferred overhaul rentals	693,748	718,472	529,834
Rents received in advance and Straight-line rents	440,072	272,205
Other customer deposits	206,396	227,189	197,538
Total	$ 2,463,693	$ 2,307,637

Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item
Commitments and contingencies
Number of used aircraft committed to purchase		3
Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney
Commitments and contingencies
Number of aircraft committed to purchase	233	257
Number of aircraft committed to purchase through sale-leaseback transactions	7	25
Number of used aircraft committed to purchase	7
Number of new spare engines committed to purchase	9	9
Aggregate estimated total remaining payments or purchase commitments	$ 17,700	$ 19,200
Other flight equipment purchase agreements
Commitments and contingencies
Number of used aircraft committed to purchase		2
Number of new spare engines committed to purchase		9
Aggregate estimated total remaining payments or purchase commitments		34.8
Other flight equipment purchase agreements | AeroTurbine
Commitments and contingencies
Number of new spare engines committed to purchase	5
Aggregate estimated total remaining payments or purchase commitments	$ 14

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Asset Value Guarantees item	Dec. 31, 2011 Asset Value Guarantees item	Sep. 30, 2012 Asset Value Guarantees item	Sep. 30, 2012 Aircraft Loan Guarantees item	Dec. 31, 2011 Aircraft Loan Guarantees item
Guarantees
Number of guarantee obligations			14	19		1	2
Number of guarantees performed				1	6
Total reserves related to the guarantees	$ 21.2	$ 10	$ 44.6		$ 44.6
Number of aircraft purchased under guarantee performance			1	1
Number of used aircraft to be purchased in 2013, under guarantee performance			5
Maximum aggregate potential commitment under guarantees			$ 369	$ 450	$ 369	$ 10.6	$ 17

Variable Interest Entities (Details) (Not primary beneficiary, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012 item
Not primary beneficiary
Variable interest entities
Number of entities in which the entity has variable interests	1
Number of aircrafts sold to each entities	1
Credit facility, amount outstanding	$ 6.5
Maximum exposure to loss for the entities	$ 6.5

Fair Value Measurements (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value measurements
Derivative assets	$ 198,000				$ 116,394,000				$ 70,000		$ 198,000	$ 116,394,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(773,000,000)	(480,100,000)	(61,200,000)	(348,900,000)	(190,721,000)	(1,680,213,000)	(1,737,508,000)	(1,663,189,000)	(86,332,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets	198,000				116,394,000				70,000		198,000	116,394,000
Derivative liabilities	(31,756,000)				(56,244,000)				(23,910,000)		(31,756,000)	(56,244,000)
Total	(31,558,000)				60,150,000				(23,840,000)		(31,558,000)	60,150,000
CVA and MVA adjustments	6,400,000				800,000				600,000		6,400,000	800,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets	198,000								70,000		198,000
Derivative liabilities	(31,756,000)								(23,910,000)		(31,756,000)
Total	(31,558,000)								(23,840,000)		(31,558,000)
Non-recurring basis | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period									460,599,000
Impairment Charges									(190,721,000)
Sales									(23,188,000)
Other Adjustments									(11,286,000)
Book Value at end of the period									235,404,000
Non-recurring basis | Flight equipment under operating lease | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period									460,599,000
Impairment Charges									(190,721,000)
Sales									(22,562,000)
Other Adjustments									(8,319,000)
Book Value at end of the period									136,324,000
Addition of an aircraft through the exercise of an option and an engine exchange transaction									53,408,000
Non-recurring basis | Flight equipment under operating lease | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									(102,673,000)
Non-recurring basis | Flight equipment held for sale | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Sales									(626,000)
Other Adjustments									(2,967,000)
Book Value at end of the period									37,105,000
Non-recurring basis | Flight equipment held for sale | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									40,698,000
Non-recurring basis | Lease receivables and other assets | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at end of the period									34,677,000
Non-recurring basis | Lease receivables and other assets | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									34,677,000
Non-recurring basis | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at end of the period									27,298,000
Non-recurring basis | Net investment in finance and sales-type leases | Aircraft parts | Impairment charges and fair value adjustments, nine months ended September 30, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications									$ 27,298,000

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Fair Value Measurements
Estimated useful life over which aircraft will be leased based on general assumption	25 years
Flight Equipment | Non-recurring basis | Level 3
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Fair Value	159,000
Flight Equipment | Non-recurring basis | Level 3 | Low end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	8.00%
Remaining Holding Period	0 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0.00%
Flight Equipment | Non-recurring basis | Level 3 | High end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	14.50%
Remaining Holding Period	9 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	100.00%
Flight Equipment | Non-recurring basis | Level 3 | Weighted Average | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	10.50%
Remaining Holding Period	2 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	32.00%

Derivative Financial Instruments (Details) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($) contract	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments USD ($)	Sep. 30, 2012 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Foreign exchange swap agreements EUR (€)	Sep. 30, 2012 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) contract	Dec. 31, 2011 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($) item	Dec. 31, 2010 Derivatives not designated as hedging instruments Interest rate cap agreements USD ($)	Dec. 31, 2011 Maturing derivative contracts Foreign exchange swap agreements contract	Dec. 31, 2011 Maturing derivative contracts Foreign exchange swap agreements item
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)											2	2		2	2
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities	1
Asset Derivatives, Notional Value										€ 1,000,000	$ 69,036	$ 77,946	$ 89,520
Asset Derivatives, Fair Value	70	198	116,394		114,431				114,431		70	198	1,963
Liability Derivatives, Notional Value						365,982	480,912	625,717
Liability Derivatives, Fair Value	$ (23,910)	$ (31,756)	$ (56,244)	$ (31,756)	$ (56,244)	$ (23,910)	$ (31,756)	$ (56,244)

Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in hedges recorded in OCI related to derivative instruments
Income tax effect	$ (904,000)	$ (8,411,000)	$ (2,216,000)	$ (19,375,000)	$ (21,384,000)	$ (42,542,000)	$ (15,929,000)
Net changes in fair value of cash flow hedges, net of taxes	1,653,000	15,620,000	4,346,000	35,983,000	39,713,000	79,006,000	29,583,000
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			14,100,000		(17,100,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(19,000)	(27,000)	(64,000)	923,000	897,000	(26,944,000)	11,923,000
Reconciliation to Condensed Consolidated Statements of Income:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates recorded in Other Expenses	(127,000)	(7,480,000)	(543,000)	(9,571,000)	(9,808,000)	(47,787,000)	21,450,000
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives	2,275,000	9,908,000	5,715,000	17,604,000	23,059,000	3,949,000	44,176,000
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI	(1,898,000)	3,730,000	(8,136,000)	(1,988,000)	(2,166,000)	(27,733,000)	7,260,000
Amounts reclassified from AOCI	4,173,000	6,178,000	13,851,000	19,592,000	(25,225,000)	(31,682,000)	(36,916,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(19,000)	(27,000)	(64,000)	(85,000)	(111,000)	(156,000)	(868,000)
Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives		2,113,000		140,029,000	140,029,000	(111,473,000)	116,441,000
Foreign exchange component of cross currency swaps charged (credited) to income		11,400,000		(104,800,000)	(104,800,000)	225,700,000	(114,620,000)
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI		(8,785,000)		108,709,000	108,709,000	(172,003,000)	66,037,000
Amounts reclassified from AOCI		10,898,000		31,320,000	(31,320,000)	(60,530,000)	(50,404,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)				1,008,000	1,008,000	(26,788,000)	12,791,000
Interest rate cap agreements
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	174,000	(341,000)	368,000	(1,467,000)	(1,394,000)	(2,062,000)	(647,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	282,000	610,000	847,000	2,525,000	2,809,000	3,372,000	(485,000)
Reconciliation to Condensed Consolidated Statements of Income:
Reclassifications from AOCI to income	(282,000)	(610,000)	(847,000)	(2,525,000)	(2,809,000)	(3,372,000)	485,000
Maturing derivative contracts
Reconciliation to Condensed Consolidated Statements of Income:
Income effect of derivatives		(6,502,000)		(6,502,000)	(6,502,000)	(15,409,000)	9,689,000
Maturing derivative contracts | Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI					$ (6,502,000)

Fair Value Disclosures of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying amounts and fair values of financial instruments
Notes receivable	$ 18,973	$ 9,489	$ 65,065
Derivative assets			60,150
Restricted cash	371,057	414,807	457,053
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,017,267	2,389,816	3,524,750
Notes receivable	18,973	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(24,209,105)	(24,384,272)	(27,789,786)
Derivative assets	70	198	60,150
Derivative liabilities	(23,910)	(31,756)
Guarantees	(49,685)	(21,164)	(10,013)
Restricted cash	371,100	414,800	457,100
Level 1
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	319,218	1,565,480
Debt financing (including subordinated debt and foreign currency adjustment)	(18,249,220)	(18,382,511)
Level 2
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,698,049	824,336
Notes receivable	18,874	8,713
Debt financing (including subordinated debt and foreign currency adjustment)	(7,607,860)	(5,845,534)
Derivative assets	70	198
Derivative liabilities	(23,910)	(31,756)
Restricted cash	371,100	414,800
Level 3
Carrying amounts and fair values of financial instruments
Guarantees	(52,273)	(34,103)
Total
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,017,267	2,389,816
Notes receivable	18,874	8,713
Debt financing (including subordinated debt and foreign currency adjustment)	(25,857,080)	(24,228,045)
Derivative assets	70	198
Derivative liabilities	(23,910)	(31,756)
Guarantees	$ (52,273)	$ (34,103)